                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             [X] Pre-Effective Amendment No. 1 (File No. 333-157525)

                      [ ] Post-Effective Amendment No. [ ]

                        (Check Appropriate Box or Boxes)

                       RiverSource Large Cap Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

             5228 Ameriprise Financial Center Minneapolis MN 55474
                 (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933. It is proposed that this filing will become effective on April 17, 2009.

               RIVERSOURCE FUNDS                                SELIGMAN FUNDS
        734 Ameriprise Financial Center                 734 Ameriprise Financial Center
         Minneapolis, Minnesota 55474                    Minneapolis, Minnesota 55474



                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD JUNE 2, 2009

                        RIVERSOURCE LARGE CAP EQUITY FUND
                        SELIGMAN COMMON STOCK FUND, INC.

A Joint Special Meeting of Shareholders (the "Meeting") of each of the Selling Funds listed above will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room, on the Third floor. At the Meeting, shareholders will consider the following proposals with respect to their Selling Fund:

  To approve an Agreement and Plan of Reorganization by and among the Selling Fund, the Buying Fund and RiverSource Investments, LLC (the "Agreement and Plan of Reorganization").

The shareholders of each Selling Fund will vote separately on the relevant proposal, as shown below.

-------------------------------------------------------------------------------------------------
PROPOSAL  SELLING FUND                                 BUYING FUND
-------------------------------------------------------------------------------------------------
1(a)      RiverSource Large Cap Equity Fund
-----------------------------------------------------  RiverSource Disciplined Equity Fund
1(b)      Seligman Common Stock Fund, Inc.
-------------------------------------------------------------------------------------------------


Pursuant to the Agreement and Plan of Reorganization, each Selling Fund will transfer all of its assets attributable to each class of its shares to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Please take some time to read the combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on April 3, 2009, you may vote at the Meeting or at any adjournment or postponement of the Meeting. We hope you can attend the Meeting. Even if you plan to attend the Meeting, please vote by telephone, internet or mail. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at (866) 438-8932. It is important that you vote. The Board of Directors of each Selling Fund recommends that you vote FOR the proposal applicable to it. The combined proxy statement/prospectus is expected to be mailed to shareholders on or about April 17, 2009.

                                             By order of the Boards of Directors

                                             -s- Scott R. Plummer
                                             Scott R. Plummer, Secretary
                                             April 17, 2009

                        RIVERSOURCE LARGE CAP EQUITY FUND
                        SELIGMAN COMMON STOCK FUND, INC.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                              DATED APRIL 17, 2009

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for the Buying Fund (as defined below). The address and telephone number of each Selling Fund and the Buying Fund is 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 and (888) 791-3380. The combined proxy statement/prospectus and the enclosed proxy card are expected to be mailed to shareholders ("shareholders" or "stockholders") on or about April 17, 2009. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund (as indicated below):


                                                                                    TO BE VOTED ON
PROPOSAL                                                                            BY SHAREHOLDERS OF:
---------------------------------------------------------------------------------------------------------------------
1(a).  To approve the Agreement and Plan of Reorganization (the "Agreement") by     RiverSource Large Cap Equity Fund
       and among RiverSource Large Cap Equity Fund ("Large Cap Equity" or the
       "Selling Fund") and Disciplined Equity Fund ("Disciplined Equity" or the
       "Buying Fund"), each a series of RiverSource Large Cap Series, Inc., and
       RiverSource Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying
       Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
       SELLING FUND          BUYING FUND
       Class A               Class A
       Class B               Class B
       Class C               Class C
       Class I               Class I
       Class R2              Class R2
       Class R3              Class R3
       Class R4              Class R4
       Class R5              Class R5

---------------------------------------------------------------------------------------------------------------------
1(b).  To approve the Agreement and Plan of Reorganization (the "Agreement") by     Seligman Common Stock Fund, Inc.
       and among Seligman Common Stock Fund, Inc. ("Seligman Common Stock Fund"
       or the "Selling Fund"), RiverSource Disciplined Equity Fund ("Disciplined
       Equity" or the "Buying Fund"), a series of RiverSource Large Cap Series,
       Inc., and RiverSource Investments, LLC. Under this Agreement, the Selling
       Fund will transfer all of its assets attributable to each class of its shares to the Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the
       Buying Fund of all of the liabilities of the Selling Fund. The Buying
       Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
       SELLING FUND          BUYING FUND
       Class A               Class A
       Class B               Class B
       Class C               Class C
       Class R*              Class R2
       Class I*              Class R5

---------------------------------------------------------------------------------------------------------------------


* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively. However, for convenience of reference, this combined proxy statement/prospectus refers to each class of shares by its designation as of the date of this proxy statement/prospectus.

These proposals will be considered by shareholders of the Selling Funds at a joint special meeting of such shareholders (the "Meeting") that will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room, on the Third floor. Each of the Selling Funds and the Buying Fund (collectively, the "Funds") is a registered open-end management investment company (or a series thereof). The Selling Funds and the Buying Fund are part of the RiverSource Family of Funds, which includes funds branded "RiverSource" as well as funds branded "Seligman." Please read this combined proxy statement/prospectus and keep it for future reference.

Although the Board of Directors of each Selling Fund (the "Board" or the "Board of Directors") recommends that shareholders approve the reorganization of each Selling Fund with the Buying Fund (each a "Reorganization"), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of the other Selling Fund. Accordingly, if shareholders of one RiverSource Large Cap Equity Fund approve its Reorganization, but shareholders of Seligman Common Stock Fund do not approve that Selling Fund's Reorganization, it is expected that the Reorganization of RiverSource Large Cap Equity Fund will take place as described in this proxy statement/prospectus.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the Buying Fund in exchange for shares of the Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- The Buying Fund will issue Reorganization Shares in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities it assumes. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the Buying Fund with the same aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of Reorganization Shares. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectus of RiverSource Large Cap Equity Fund, dated Sept. 29, 2008, as supplemented to date;

- the prospectus of Seligman Common Stock Fund, Inc., dated May 1, 2008, as supplemented to date;

- the Statement of Additional Information of RiverSource Large Cap Equity Fund, dated April 1, 2009, as supplemented to date;

- the Statement of Additional Information of Seligman Common Stock Fund, Inc., dated May 1, 2008, as supplemented to date;

- the Statement of Additional Information relating to the Reorganizations, dated April 17, 2009 (the "Reorganization SAI");

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Disciplined Equity Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Disciplined Equity Fund, for the period ended Jan. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Large Cap Equity Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Large Cap Equity Fund, for the period ended Jan. 31, 2009; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Common Stock Fund, Inc., for the period ended Dec. 31, 2008.

If the Reorganization is approved by shareholders at the meeting scheduled to be held on June 2, 2009 and occurs prior to the required mailing date of the shareholder report, any shareholder may request a copy free of charge of the annual report for RiverSource Large Cap Equity Fund for the period ended July 31, 2009 by calling toll free at (888) 791-3380.

For a copy at no charge of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Fund's solicitor toll free at (866) 438-8932.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at www.sec.gov.

Please note that the Funds are not bank deposits, are not federally insured, are not endorsed by any bank or government agency and are not guaranteed to achieve their investment objectives.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SECTION A -- REORGANIZATION PROPOSALS............................................     4

  SUMMARY........................................................................     4

    How Each Reorganization Will Work............................................     4

    Tax Consequences.............................................................     4

    Fees and Expenses............................................................     5

     Proposals 1(a) and (b). Reorganizations of Each of RiverSource Large Cap
       Equity Fund and Seligman Common Stock Fund, Inc. into RiverSource
       Disciplined Equity Fund..................................................      5

  PROPOSALS 1(A) AND 1(B). REORGANIZATIONS OF EACH OF RIVERSOURCE LARGE CAP
    EQUITY FUND AND SELIGMAN COMMON STOCK FUND, INC. INTO RIVERSOURCE DISCIPLINED
    EQUITY FUND..................................................................    10

    Comparison of Each Selling Fund and the Buying Fund..........................    10

     Comparison of Investment Objectives........................................     10

     Comparison of Principal Investment Strategies..............................     10

     Comparison of Fundamental Policies.........................................     11

     Comparison of Nonfundamental Policies and Related Investment Strategies....     13

     Comparison of Principal Risk Factors.......................................     14

     Performance................................................................     15

  ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION...............................    20

    Terms of the Reorganizations.................................................    20

    Conditions to Closing Each Reorganization....................................    20

    Termination of the Agreement.................................................    20

    Tax Status of the Reorganizations............................................    20

    Reasons for the Proposed Reorganizations and Board Deliberations.............    23

    Board Determinations.........................................................    24

    Board Recommendation and Required Vote.......................................    24

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION....................    26

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS...    28

    Capitalization of Selling Funds and Buying Fund..............................    28

    Ownership of Selling Fund and Buying Fund Shares.............................    29

    Financial Highlights.........................................................    32

EXHIBITS

A. Form of Agreement and Plan of Reorganization..................................   A.1

B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473.............   B.1

C. Additional Information Applicable to the Buying Fund..........................   C.1

D. Summary of Integration Related Changes........................................   D.1

E. Comparison of Organizational Documents........................................   E.1

F.  RiverSource Family of Funds Privacy Notice...................................   F.1

SECTION A -- REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the Buying Fund. The form of the Agreement is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not included in the summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the Buying Fund in exchange for shares of the Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- The Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of the Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial institution for additional details.

- Neither the Selling Fund nor the shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- After a Reorganization is completed, Selling Fund shareholders will be shareholders of the Buying Fund, and the Selling Fund will be dissolved.

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. Some or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital-gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any capital gains resulting from portfolio turnover prior to the Reorganization that were not previously distributed. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

The tax basis and holding period of the shareholders' Selling Fund shares are expected to carry over to the shareholders' Reorganization Shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."

FEES AND EXPENSES

PROPOSALS 1(A) AND 1(B). REORGANIZATION OF EACH OF RIVERSOURCE LARGE CAP EQUITY FUND AND SELIGMAN COMMON STOCK FUND, INC. INTO RIVERSOURCE DISCIPLINED EQUITY FUND

The following tables describe the fees and expenses that you pay if you buy and hold shares of a Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been effective at the beginning of the most recent fiscal year. The tables reflect adjustments to fees and expenses that were approved by the Board Jan. 8, 2009, a summary of which is included in Exhibit D. The expenses shown in the tables do not include any one time costs, including any expenses related to the Reorganizations that may be borne by the Funds. See "Reasons for the Proposed Reorganizations and Board Deliberations" for more information.

The tables have not been adjusted based on current net assets of the Funds, which will vary throughout the year and from year to year. In general, the annual operating expenses of a Fund will increase as the Fund's assets decrease. Due to recent unprecedented market volatility, the current total annual fund operating expenses listed for the Funds in the tables may be higher than the expense information presented, which are as of the most recent fiscal year. To the extent the investment manager and its affiliates have agreed to waive fees or cap (reimburse) expenses, the impact of the market volatility on the total annual (net) operating expenses in the current fiscal year will be limited.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                             CLASS I
                                                                                            CLASS R2
                                                                                            CLASS R3
                                                                                            CLASS R4
RIVERSOURCE LARGE CAP EQUITY FUND (ACTUAL) (SELLING FUND)        CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None



                                                                                      CLASS R    CLASS I
                                                                                       (TO BE     (TO BE
                                                                                      KNOWN AS   KNOWN AS
SELIGMAN COMMON STOCK FUND (ACTUAL) (SELLING FUND)        CLASS A  CLASS B  CLASS C  CLASS R2)  CLASS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        5.75%(a)  None     None      None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     None(b)    5%       1%      None(c)    None



                                                                                             CLASS I
                                                                                            CLASS R2
                                                                                            CLASS R3
                                                                                            CLASS R4
RIVERSOURCE DISCIPLINED EQUITY FUND (ACTUAL) (BUYING FUND)       CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None



                                                                                             CLASS I
                                                                                            CLASS R2
                                                                                            CLASS R3
                                                                                            CLASS R4
RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED)         CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit C "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."
(c) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

RIVERSOURCE LARGE CAP EQUITY FUND
(ACTUAL) (SELLING FUND)                   CLASS A  CLASS B  CLASS C  CLASS I   CLASS R2  CLASS R3  CLASS R4   CLASS R5
Management fees(a)*                        0.47%    0.47%    0.47%    0.47%     0.47%      0.47%     0.47%     0.47%
Distribution and/or service (12b-1)
fees                                       0.25%    1.00%    1.00%    0.00%     0.50%      0.25%     0.00%     0.00%
Other expenses(b)                          0.31%    0.32%    0.32%    0.10%     0.42%      0.42%     0.40%     0.20%
Total annual fund operating expenses       1.03%    1.79%    1.79%    0.57%     1.39%      1.14%     0.87%     0.67%
Fee waiver/expense reimbursement           0.07%    0.06%    0.07%    0.03%     0.05%      0.05%     0.05%     0.08%
Total annual (net) fund operating
expenses(c)                                0.96%    1.73%    1.72%    0.54%     1.34%      1.09%     0.82%     0.59%
Acquired fund fees and expenses(d)         0.02%    0.02%    0.02%    0.02%     0.02%      0.02%     0.02%     0.02%
Total fund and acquired fund fees and
expenses(d)                                0.98%    1.75%    1.74%    0.56%     1.36%      1.11%     0.84%     0.61%

                                                                               CLASS R                        CLASS I
                                                                                (TO BE                         (TO BE
SELIGMAN COMMON STOCK FUND (ACTUAL)                                            KNOWN AS                       KNOWN AS
(SELLING FUND)                            CLASS A  CLASS B  CLASS C           CLASS R2)                      CLASS R5)
Management fees                            0.65%    0.65%    0.65%              0.65%                          0.65%
Distribution and/or service (12b-1)
fees                                       0.24%    1.00%    1.00%              0.50%                          0.00%
Other expenses(e)                          0.37%    0.39%    0.39%              0.49%                          0.24%
Total annual fund operating expenses       1.26%    2.04%    2.04%              1.64%                          0.89%

RIVERSOURCE DISCIPLINED EQUITY FUND
(ACTUAL) (BUYING FUND)                    CLASS A  CLASS B  CLASS C  CLASS I   CLASS R2  CLASS R3  CLASS R4   CLASS R5
Management fees(f)*                        0.53%    0.53%    0.53%    0.53%     0.53%      0.53%     0.53%     0.53%
Distribution and/or service (12b-1)
fees                                       0.25%    1.00%    1.00%    0.00%     0.50%      0.25%     0.00%     0.00%
Other expenses(g)                          0.18%    0.19%    0.19%    0.08%     0.38%      0.37%     0.38%     0.13%
Total annual fund operating expenses       0.96%    1.72%    1.72%    0.61%     1.41%      1.15%     0.91%     0.66%
Fee waiver/expense reimbursement           0.00%    0.00%    0.00%    0.00%     0.00%      0.00%     0.07%     0.00%
Total annual (net) fund operating
expenses(h)                                0.96%    1.72%    1.72%    0.61%     1.41%      1.15%     0.84%     0.66%

RIVERSOURCE DISCIPLINED EQUITY FUND (PRO
FORMA COMBINED, ASSUMING REORGANIZATION
OF ONLY RIVERSOURCE LARGE CAP EQUITY
FUND IS CONSUMMATED)                      CLASS A  CLASS B  CLASS C  CLASS I   CLASS R2  CLASS R3  CLASS R4   CLASS R5
Management fees(f)*                        0.49%    0.49%    0.49%    0.49%     0.49%      0.49%     0.49%     0.49%
Distribution and/or service (12b-1)
fees                                       0.25%    1.00%    1.00%    0.00%     0.50%      0.25%     0.00%     0.00%
Other expenses(g)                          0.25%    0.26%    0.25%    0.07%     0.37%      0.37%     0.37%     0.12%
Total annual fund operating expenses       0.99%    1.75%    1.74%    0.56%     1.36%      1.11%     0.86%     0.61%
Fee waiver/expense reimbursement           0.00%    0.00%    0.00%    0.00%     0.00%      0.00%     0.02%     0.00%
Total annual (net) fund operating
expenses(h)                                0.99%    1.75%    1.74%    0.56%     1.36%      1.11%     0.84%     0.61%

RIVERSOURCE DISCIPLINED EQUITY FUND (PRO
FORMA COMBINED, ASSUMING REORGANIZATION
OF ONLY SELIGMAN COMMON STOCK FUND IS
CONSUMMATED)                              CLASS A  CLASS B  CLASS C            CLASS R2                       CLASS R5
Management fees(f)*                        0.53%    0.53%    0.53%              0.53%                          0.53%
Distribution and/or service (12b-1)
fees                                       0.25%    1.00%    1.00%              0.50%                          0.00%
Other expenses(g)                          0.17%    0.18%    0.19%              0.38%                          0.13%
Total annual fund operating expenses(h)    0.95%    1.71%    1.72%              1.41%                          0.66%

RIVERSOURCE DISCIPLINED EQUITY FUND (PRO
FORMA COMBINED, ASSUMING REORGANIZATIONS
OF RIVERSOURCE LARGE CAP EQUITY FUND AND
SELIGMAN COMMON STOCK FUND ARE
CONSUMMATED)                              CLASS A  CLASS B  CLASS C  CLASS I   CLASS R2  CLASS R3  CLASS R4   CLASS R5
Management fees(f)*                        0.49%    0.49%    0.49%    0.49%     0.49%      0.49%     0.49%     0.49%
Distribution and/or service (12b-1)
fees                                       0.25%    1.00%    1.00%    0.00%     0.50%      0.25%     0.00%     0.00%
Other expenses(g)                          0.24%    0.26%    0.25%    0.07%     0.37%      0.37%     0.37%     0.12%
Total annual fund operating expenses       0.98%    1.75%    1.74%    0.56%     1.36%      1.11%     0.86%     0.61%
Fee waiver/expense reimbursement           0.00%    0.00%    0.00%    0.00%     0.00%      0.00%     0.02%     0.00%
Total annual (net) fund operating
expenses(h)                                0.98%    1.75%    1.74%    0.56%     1.36%      1.11%     0.84%     0.61%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.08% for the most recent fiscal year. The index against which RiverSource Large Cap Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index.

(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class
    R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of RiverSource Large Cap Equity Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.04% for Class A, 1.81% for Class B, 1.80% for Class C, 0.62% for Class I, 1.42% for Class R2, 1.17% for Class R3, 0.90% for Class R4 and 0.67% for Class R5.
(d) In addition to the RiverSource Large Cap Equity Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.
(e) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, a new transfer agent agreement, and a new plan administration services agreement (Class R2 only), will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses, if any, for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for the most recent fiscal year. The index against which RiverSource Disciplined Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index.
(g) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, a plan administration services fee (for Class R2, Class R3 and Class R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses, if any, for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(h) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of RiverSource Disciplined Equity Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.05% for Class A, 1.81% for Class B, 1.81% for Class C, 0.72% for Class I, 1.52% for Class R2, 1.27% for Class R3, 0.88% for Class R4 and 0.77% for Class R5.
* The performance incentive adjustment for RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund are structured identically and are computed by comparing each Fund's performance to the performance of an index of comparable funds published by Lipper Inc., as noted above. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Reorganization SAI.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization or Reorganizations had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE LARGE CAP EQUITY FUND (ACTUAL) (SELLING FUND)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $669     $884    $1,116   $1,782
Class B                                                            $678(b)  $864(b) $1,175(b)$1,926(c)
Class C                                                            $277(b)  $563    $  975   $2,126
Class I                                                            $ 57     $186    $  327   $  738
Class R2                                                           $138     $442    $  767   $1,692
Class R3                                                           $113     $364    $  634   $1,409
Class R4                                                           $ 86     $279    $  489   $1,096
Class R5                                                           $ 62     $213    $  377   $  855



SELIGMAN COMMON STOCK FUND (ACTUAL) (SELLING FUND)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $696     $952    $1,228   $2,015
Class B                                                            $707(b)  $940(b) $1,299(b)$2,173(c)
Class C                                                            $307(b)  $640    $1,099   $2,374
Class R (to be known as Class R2)                                  $167     $518    $  893   $1,949
Class I (to be known as Class R5)                                  $ 91     $284    $  494   $1,100

RIVERSOURCE DISCIPLINED EQUITY FUND (ACTUAL) (BUYING FUND)        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $667     $863    $1,076   $1,690
Class B                                                            $675(b)  $842(b) $1,134(b)$1,833(c)
Class C                                                            $275(b)  $542    $  934   $2,035
Class I                                                            $ 62     $196    $  341   $  766
Class R2                                                           $144     $447    $  772   $1,696
Class R3                                                           $117     $366    $  634   $1,402
Class R4                                                           $ 86     $283    $  498   $1,118
Class R5                                                           $ 67     $211    $  368   $  826



RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATION
OF ONLY RIVERSOURCE LARGE CAP EQUITY FUND IS CONSUMMATED)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $670     $872    $1,091   $1,723
Class B                                                            $678(b)  $851(b) $1,150(b)$1,866(c)
Class C                                                            $277(b)  $548    $  945   $2,057
Class I                                                            $ 57     $180    $  313   $  705
Class R2                                                           $138     $431    $  746   $1,640
Class R3                                                           $113     $353    $  612   $1,356
Class R4                                                           $ 86     $273    $  476   $1,063
Class R5                                                           $ 62     $196    $  341   $  766



RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATION
OF ONLY SELIGMAN COMMON STOCK FUND IS CONSUMMATED)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $666     $861    $1,071   $1,679
Class B                                                            $674(b)  $839(b) $1,129(b)$1,822(c)
Class C                                                            $275(b)  $542    $  934   $2,035
Class R2                                                           $144     $447    $  772   $1,696
Class R5                                                           $ 67     $211    $  368   $  826



RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATIONS
OF RIVERSOURCE LARGE CAP EQUITY FUND AND SELIGMAN COMMON STOCK
FUND ARE CONSUMMATED)                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $669     $869    $1,086   $1,712
Class B                                                            $678(b)  $851(b) $1,150(b)$1,863(c)
Class C                                                            $277(b)  $548    $  945   $2,057
Class I                                                            $ 57     $180    $  313   $  705
Class R2                                                           $138     $431    $  746   $1,640
Class R3                                                           $113     $353    $  612   $1,356
Class R4                                                           $ 86     $273    $  476   $1,063
Class R5                                                           $ 62     $196    $  341   $  766


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE LARGE CAP EQUITY FUND (ACTUAL) (SELLING FUND)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $178     $564     $975    $1,926(a)
Class C                                                            $177     $563     $975    $2,126



SELIGMAN COMMON STOCK FUND (ACTUAL) (SELLING FUND)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $207     $640    $1,099   $2,175(a)
Class C                                                            $207     $640    $1,099   $2,374



RIVERSOURCE DISCIPLINED EQUITY FUND (ACTUAL) (BUYING FUND)        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $175     $542     $934    $1,833(a)
Class C                                                            $175     $542     $934    $2,035

RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATION
OF ONLY RIVERSOURCE LARGE CAP EQUITY IS CONSUMMATED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $178     $551     $950    $1,866(a)
Class C                                                            $177     $548     $945    $2,057



RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATION
OF ONLY SELIGMAN COMMON STOCK FUND IS CONSUMMATED)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $174     $539     $929    $1,822(a)
Class C                                                            $175     $542     $934    $2,035



RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA COMBINED,
ASSUMING REORGANIZATIONS
OF RIVERSOURCE LARGE CAP EQUITY FUND AND SELIGMAN COMMON STOCK
FUND ARE CONSUMMATED)                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $178     $551     $950    $1,863(a)
Class C                                                            $177     $548     $945    $2,057


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

PROPOSALS 1(A) AND 1(B). REORGANIZATIONS OF EACH OF RIVERSOURCE LARGE CAP EQUITY FUND AND SELIGMAN COMMON STOCK FUND, INC. INTO RIVERSOURCE DISCIPLINED EQUITY FUND

COMPARISON OF EACH SELLING FUND AND THE BUYING FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks capital appreciation, but Seligman Common Stock Fund, Inc. ("Seligman Common Stock Fund" or "Seligman Selling Fund") also seeks current income. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Large Cap Equity Fund (the "RiverSource
                        Selling Fund") seeks to provide shareholders with long-term capital growth.

          SELLING FUND: The Seligman Selling Fund seeks total return through a combination of capital appreciation and current income.

          BUYING FUND: RiverSource Disciplined Equity Fund (the "Buying Fund")
                       seeks to provide shareholders with long-term capital growth.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in equity securities of large cap companies; however, the RiverSource Selling Fund and the Buying Fund generally emphasize investments in large cap companies to a greater extent than does the Seligman Selling Fund. The Seligman Selling Fund seeks income consistent with the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index"), while the Buying Fund and the RiverSource Selling Fund have no similar goal. The RiverSource Selling Fund and the Buying Fund both invest at least 80% of their respective net assets in companies with market capitalizations greater than $5 billion at the time of purchase. The Seligman Selling Fund may invest up to 10% of its assets in foreign securities; however, this restriction excludes American Depositary Receipts ("ADRs"), so the actual percentage the Seligman Selling Fund invests both directly in foreign securities and indirectly in ADRs may exceed 10%. The RiverSource Selling Fund and the Buying Fund each may invest up to 25% of assets in foreign investments, and count ADRs towards the 25% limit.

Detailed strategies for the Selling Funds and the Buying Fund are set forth below. The RiverSource Selling Fund and the Buying Fund share identical principal investment strategies.


                                                         RIVERSOURCE LARGE CAP EQUITY FUND
                                                            (RIVERSOURCE SELLING FUND)
          SELIGMAN COMMON STOCK FUND                    RIVERSOURCE DISCIPLINED EQUITY FUND
            (SELIGMAN SELLING FUND)                                (BUYING FUND)
------------------------------------------------------------------------------------------------
Generally, the Fund invests at least 80% of       Under normal market conditions, at least 80%
its net assets in common stocks that are          of each Fund's net assets are invested in
broadly diversified among a number of             equity securities of companies listed with
industries. The Fund usually invests in the       market capitalizations greater than $5 billion
common stock of larger U.S. companies (e.g.,      at the time of purchase, except that the
companies with market capitalizations over $3     Buying Fund further limits this strategy to
billion at the time of initial investment);       companies listed on U.S. exchanges. The Funds
however, it may invest in companies of any        will provide shareholders with at least 60
size. The Fund may also invest in fixed-income    days' notice of any change in the 80% policy.
securities and cash equivalents.
                                                  The investment manager may use derivatives
The Fund seeks to produce a level of current      such as futures, options, swaps and forward
income consistent with its primary benchmark,     contracts to produce incremental earnings, to
the S&P 500 Index. This allows for variations     hedge existing positions, maintain investment
over time in the level of current income          efficiency or to increase flexibility.
produced by the Fund.

The Fund may purchase ADRs, which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The
Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The
Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

------------------------------------------------------------------------------------------------

In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The investment manager will choose equity investments by employing proprietary, disciplined quantitative methods. The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Funds' investments primarily will be those included in the Funds' benchmark, the S&P 500 Index.

In selecting stocks for the Funds to purchase or to sell, the investment manager employs a rigorous process to evaluate the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on sector and industry allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The RiverSource Selling Fund and the Buying Fund have identical fundamental investment policies. The Funds' fundamental investment policies are set forth below:


                                                                    RIVERSOURCE LARGE CAP EQUITY FUND
                                                                        (RIVERSOURCE SELLING FUND)
                           SELIGMAN COMMON STOCK FUND              RIVERSOURCE DISCIPLINED EQUITY FUND
POLICY                      (SELIGMAN SELLING FUND)                           (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING       The Fund may not underwrite the              Each Fund will not act as an underwriter
                   securities of other issuers, except          (sell securities for others). However,
                   insofar as the Fund may be deemed an         under the securities laws, the Funds may
                   underwriter under the 1933 Act (the "1933    be deemed to be an underwriter when it
                   Act"), as amended, in disposing of a         purchases securities directly from the
                   portfolio security or in connection with     issuer and later resells them.
                   investments in other investment
                   companies.

---------------------------------------------------------------------------------------------------------
LENDING            The Fund may not make loans, except as       Each Fund will not lend securities or
                   permitted by the 1940 Act or any rule        participate in an interfund lending
                   thereunder, any SEC or SEC staff             program if the total of all such loans
                   interpretations thereof or any exemptions    would exceed 33 1/3% of the Fund's total
                   therefrom which may be granted by the        assets except this fundamental investment
                   SEC.                                         policy shall not prohibit the Fund from
                                                                purchasing money market securities,
                                                                loans, loan participation or other debt
                                                                securities, or from entering into
                                                                repurchase agreements.

---------------------------------------------------------------------------------------------------------
BORROWING          The Fund may not borrow money, except as     Each Fund will not borrow money, except
MONEY              permitted by the 1940 Act or any rule        for temporary purposes (not for
                   thereunder, any SEC or SEC staff             leveraging or investment) in an amount
                   interpretations thereof or any exemptions    not exceeding 33 1/3% of its total assets
                   therefrom which may be granted by the        (including the amount borrowed) less
                   SEC.                                         liabilities (other than borrowings)
                                                                immediately after the borrowings.

---------------------------------------------------------------------------------------------------------
ISSUING SENIOR     The Fund may not issue senior securities     Each Fund will not issue senior
SECURITIES         except as permitted by the 1940 Act or       securities, except as permitted under the
                   any rule thereunder, any SEC or SEC staff    1940 Act, the rules and regulations
                   interpretations thereof or any exemptions    thereunder and any applicable exemptive
                   therefrom which may be granted by the        relief.
                   SEC.

---------------------------------------------------------------------------------------------------------

                                                                    RIVERSOURCE LARGE CAP EQUITY FUND
                                                                        (RIVERSOURCE SELLING FUND)
                           SELIGMAN COMMON STOCK FUND              RIVERSOURCE DISCIPLINED EQUITY FUND
POLICY                      (SELIGMAN SELLING FUND)                           (BUYING FUND)
---------------------------------------------------------------------------------------------------------
REAL ESTATE        The Fund may not purchase or hold any        Each Fund will not buy or sell real
                   real estate, except the Fund may invest      estate, unless acquired as a result of
                   in securities secured by real estate or      ownership of securities or other
                   interests therein or issued by persons       instruments, except this shall not
                   (including real estate investment trusts     prevent a Fund from investing in
                   ("REITs")) which deal in real estate or      securities or other instruments backed by
                   interests therein.                           real estate or securities of companies
                                                                engaged in the real estate business or
                                                                REITs. For purposes of this policy, real
                                                                estate includes real estate limited
                                                                partnerships.

---------------------------------------------------------------------------------------------------------
COMMODITIES        The Fund may not purchase or sell            Each Fund will not buy or sell physical
                   commodities or commodity contracts,          commodities unless acquired as a result
                   except to the extent permissible under       of ownership of securities or other
                   applicable law and interpretations, as       instruments, except this shall not
                   they may be amended from time to time.       prevent a Fund from buying or selling
                                                                options and futures contracts or from
                                                                investing in securities or other
                                                                instruments backed by, or whose value is
                                                                derived from, physical commodities.

---------------------------------------------------------------------------------------------------------
INDUSTRY           The Fund may not invest 25% or more of       Each Fund will not concentrate in any one
CONCENTRATION      its total assets, at market value, in the    industry. According to the present
                   securities of issuers in any particular      interpretation by the SEC, this means
                   industry; however, this limitation           that up to 25% of a Fund's total assets,
                   excludes securities issued or guaranteed     based on current market value at time of
                   by the U.S. government or any of its         purchase, can be invested in any one
                   agencies or instrumentalities.               industry.

---------------------------------------------------------------------------------------------------------
DIVERSIFICATION    The Fund may not make any investment         Each Fund will not invest more than 5% of
                   inconsistent with the Fund's                 their total assets in securities of any
                   classification as a diversified company      company, government, or political
                   under the 1940 Act.                          subdivision thereof, except the
                                                                limitation will not apply to investments
                                                                in securities issued or guaranteed by the
                                                                U.S. government, its agencies, or
                                                                instrumentalities, or other investment
                                                                companies, and except that up to 25% of a
                                                                Fund's total assets may be invested
                                                                without regard to this 5% limitation.

                                                                Each Fund will not purchase more than 10%
                                                                of the outstanding voting securities of
                                                                an issuer, except that up to 25% of a
                                                                Fund's assets may be invested without
                                                                regard to this 10% limitation.

---------------------------------------------------------------------------------------------------------
MARGIN             The Fund may not purchase securities on      No fundamental policy.
                   margin except as permitted by the 1940
                   Act or any rule thereunder, any SEC or
                   SEC staff interpretations thereof or any
                   exemptions therefrom which may be granted
                   by the SEC.

---------------------------------------------------------------------------------------------------------
REPURCHASE         The Fund will not enter into repurchase      No fundamental policy, see fundamental
AGREEMENTS         agreements of more than one week's           policy with respect to lending above.
                   duration if more than 10% of its net
                   assets would be so invested.

---------------------------------------------------------------------------------------------------------
DEALINGS WITH      The Fund may not purchase or retain the      No fundamental policy.
DIRECTORS AND      securities of any issuer (other than the
OFFICERS           shares of the Fund), if to its knowledge,
                   those directors and officers of the Fund
                   individually owning beneficially more
                   than  1/2 of 1% of the outstanding
                   securities of such, together own
                   beneficially more than 5% of such
                   securities. The Fund also may not deal
                   with its directors or officers, or firms
                   they are associated with, in the purchase
                   or sale of securities of other issuers,
                   except as broker.

---------------------------------------------------------------------------------------------------------

COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote) and related investment strategies. The RiverSource Selling Fund and the Buying Fund have the same nonfundamental policies.


                                                                    RIVERSOURCE LARGE CAP EQUITY FUND
                                                                       (RIVERSOURCE SELLING FUND)
                         SELIGMAN COMMON STOCK FUND                RIVERSOURCE DISCIPLINED EQUITY FUND
POLICY                         (SELLING FUND)                                 (BUYING FUND)
---------------------------------------------------------------------------------------------------------
FUND             The Fund may not borrow more than 15% of      Not applicable, see the fundamental
BORROWING        the value of its assets.                      investment policy above.
RESTRICTIONS

---------------------------------------------------------------------------------------------------------
SECURITIES OF    The Fund may not acquire any securities of    Not applicable.
OPEN-END         a registered open-end investment company
INVESTMENT       or a registered unit investment trust in
COMPANIES        reliance on subparagraph (F) or
                 subparagraph (G) of Section 12(d)(1) of
                 the 1940 Act.

---------------------------------------------------------------------------------------------------------
FOREIGN          The Fund may invest up to 10% of its total    Up to 25% of each Fund's net assets may be
INVESTMENTS      assets directly in foreign securities. The    invested in foreign investments (including
                 limit on foreign securities does not          ADRs).
                 include ADRs, or commercial paper and
                 certificates of deposit issued by foreign
                 banks.

---------------------------------------------------------------------------------------------------------
INVESTMENTS      The Fund may not invest for the purpose of    Not applicable, other than as otherwise
TO CONTROL OR    controlling or managing any company.          permitted by the 1940 Act.
MANAGE

---------------------------------------------------------------------------------------------------------
EXCHANGE         The Fund may invest up to 10% of its          Investing in exchange-traded funds (ETFs)
TRADED           assets in ETFs.                               is an allowable investment strategy for
FUNDS                                                          the Fund, however, the Fund does not have
                                                               a stated policy limiting these types of
                                                               investments, other than as otherwise
                                                               permitted by the 1940 Act.

---------------------------------------------------------------------------------------------------------
COMMODITIES      The Fund may purchase and sell commodities    See fundamental policy above.
                 and commodity contracts only to the extent
                 that such activities do not result in the
                 Fund being a "commodity pool" as defined
                 in the Commodity Exchange Act and the
                 Commodity Futures Trading Commission's
                 regulations and interpretations
                 thereunder. Approval of the Board of
                 Directors must be granted for a Fund to
                 invest in any new type of commodity if it
                 is of a type the Fund has not previously
                 utilized.

---------------------------------------------------------------------------------------------------------
DERIVATIVES      The Fund will invest in derivatives only      The Fund may invest in derivatives to the
                 for hedging or investment purposes. The       extent permitted by its investment
                 Fund will not invest in derivatives for       strategy.
                 speculative purposes, which means where
                 the derivative investment exposes the Fund
                 to undue risk of loss, such as where the
                 risk of loss is greater than the cost of
                 the investment.

---------------------------------------------------------------------------------------------------------
WARRANTS         No more than 2% of net assets of the Fund     Investing in warrants is an allowable
                 may be invested in warrants not listed on     investment strategy for the Fund.
                 the New York or American Stock Exchanges.

---------------------------------------------------------------------------------------------------------
SHORT SALES      The Fund may sell securities short            The Fund is not prohibited from engaging
                 "against-the-box." A short sale "against-     in short sales as an investment strategy,
                 the-box" is a short sale in which the Fund    however, the Fund will seek Board approval
                 owns an equal amount of the securities        prior to utilizing short sales as an
                 sold short (or securities convertible into    active part of its investment strategy.
                 or exchangeable for the securities sold
                 short) without payment of further
                 consideration for securities of the same
                 issuer as, and equal in amount to, the
                 securities sold short.

---------------------------------------------------------------------------------------------------------

                                                                    RIVERSOURCE LARGE CAP EQUITY FUND
                                                                       (RIVERSOURCE SELLING FUND)
                         SELIGMAN COMMON STOCK FUND                RIVERSOURCE DISCIPLINED EQUITY FUND
POLICY                         (SELLING FUND)                                 (BUYING FUND)
---------------------------------------------------------------------------------------------------------
PREFERRED        The Fund may invest up to 20% of its net      The Fund may invest in preferred stock and
STOCK AND        assets in preferred stock and debt            debt securities to the extent permitted by
DEBT             securities. The Fund will invest only in      its investment strategy.
SECURITIES       "investment grade" debt securities or, in
                 the case of unrated securities, debt
                 securities that are deemed to be of
                 equivalent quality to "investment-grade"
                 securities. "Investment-grade" debt
                 securities are rated within the four
                 highest rating categories as determined by
                 Moody's or S&P.

---------------------------------------------------------------------------------------------------------
ACCESS           The Fund may participate in access trades,    See derivatives above.
TRADES           but its exposure is limited to 5% of total
                 assets of the Fund at the time of purchase
                 and dealing with counterparties believed
                 to be reputable.

---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Funds are substantially similar because the Funds have similar investment objectives, principal investment strategies and investment policies except that the Seligman Selling Fund's objective is capital appreciation and current income while the Buying Fund's objective is long-term capital growth. By becoming shareholders of the Buying Fund, shareholders of the Seligman Selling Fund will no longer be in a Fund that has providing "current income" as part of the Fund's objective, and therefore may have different exposure to market risk. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. The Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

  Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Large Cap Equity Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R (to be known as Class R2) and Class I (to be known as Class R5) shares of Seligman Common Stock Fund. The third table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Disciplined Equity Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C and Seligman Common Stock Fund Class R (to be known as Class R2) shares ;

- no sales charge for Class R2, Class R3, Class R4, Class R5, RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund Class I and Seligman Common Stock Fund Class I (to be known as Class R5) shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND)
                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



                                                 +27.57%   +5.52%    +5.76%    +14.95%   +2.68%    -42.40%

                                                  2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +16.15% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -24.38% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                    SELIGMAN COMMON STOCK FUND (SELLING FUND)
                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



         +3.82%    -8.67%    -13.40%   -26.10%   +23.11%   +11.82%   +1.26%    +16.23%   -1.84%    -44.56%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +13.04% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -25.05% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

                RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)
                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



                                                           +9.96%    +6.20%    +16.47%   +5.26%    -38.74%

                                                            2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +9.77% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -22.19% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                            SINCE                     SINCE
                                                                          INCEPTION      SINCE      INCEPTION
                                                                       (CLASSES A, B,  INCEPTION  (CLASSES R2,
                                                      1 YEAR  5 YEARS      C & R4)     (CLASS I)    R3 & R5)
RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND):
  Class A
    Return before taxes                              -45.76%   -6.49%      -4.77%(a)        N/A          N/A
    Return after taxes on distributions              -46.56%   -7.68%      -5.75%(a)        N/A          N/A
    Return after taxes on distributions and sale of
    Fund shares                                      -29.75%   -5.66%      -4.19%(a)        N/A          N/A
  Class B
    Return before taxes                              -45.49%   -6.36%      -4.65%(a)        N/A          N/A
  Class C
    Return before taxes                              -43.33%   -6.07%      -4.63%(a)        N/A          N/A
  Class I
    Return before taxes                              -42.03%      N/A         N/A        -5.60%(b)       N/A
  Class R2
    Return before taxes                              -42.32%      N/A         N/A           N/A      -22.21%(c)
  Class R3
    Return before taxes                              -42.11%      N/A         N/A           N/A      -21.97%(c)
  Class R4
    Return before taxes                              -42.27%   -5.19%      -3.74%(a)        N/A          N/A
  Class R5
    Return before taxes                              -42.21%      N/A         N/A           N/A      -21.99%(c)
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                   -37.00%   -2.19%      -1.63%(d)     -3.09%(e)   -17.83%(f)
Russell 1000(R) Index (reflects no deduction for
fees, expenses or taxes)                             -37.60%   -2.04%      -1.36%(d)     -2.96%(e)   -18.18%(f)
Lipper Large-Cap Core Funds Index                    -37.07%   -2.73%      -2.28%(d)     -3.51%(e)   -17.58%(f)

                                                                                            SINCE      SINCE
                                                                                          INCEPTION  INCEPTION
                                                                                           (CLASS R   (CLASS I
                                                                                 SINCE      TO BE      TO BE
                                                                               INCEPTION   KNOWN AS   KNOWN AS
                                                    1 YEAR  5 YEARS  10 YEARS  (CLASS C)  CLASS R2)  CLASS R5)
SELIGMAN COMMON STOCK FUND (SELLING FUND):
  Class A*
    Return before taxes                            -47.76%   -7.57%   -6.62%        N/A        N/A        N/A
    Return after taxes on distributions            -48.42%   -8.46%   -7.35%        N/A        N/A        N/A
    Return after taxes on distributions and sale
    of Fund shares                                 -30.41%   -6.16%   -5.28%        N/A        N/A        N/A
  Class B
    Return before taxes                            -47.65%   -7.48%   -6.63%**      N/A        N/A        N/A
  Class C***
    Return before taxes                            -45.51%   -7.16%      N/A     -7.26%(g)     N/A        N/A
  Class R (to be known as Class R2)
    Return before taxes                            -45.20%   -6.68%      N/A        N/A     -2.77%(h)     N/A
  Class I (to be known as Class R5)
    Return before taxes                            -44.30%   -6.06%      N/A        N/A        N/A     -5.44%(i)
S&P 500 Index (reflects no deductions for fees,
expenses or taxes)                                 -36.99%   -2.19%   -1.38%     -1.92%(j)  +1.67%(k)  -1.40%(l)
Lipper Large-Cap Core Funds Average                -37.23%   -2.88%   -1.72%     -2.18%(j)  +0.88%(k)  -2.12%(l)



    *Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A share returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
   **The ten-year return for Class B shares reflects automatic conversion to
     Class A shares in the ninth year after their date of purchase. ***Effective June 4, 2007, there is no initial sales charge on purchases of
     Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

                                                                            SINCE                     SINCE
                                                                          INCEPTION      SINCE      INCEPTION
                                                                       (CLASSES A, B,  INCEPTION  (CLASSES R2,
                                                      1 YEAR  5 YEARS      C & R4)     (CLASS I)    R3 & R5)
RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND):
  Class A
    Return before taxes                              -42.25%   -3.74%      +0.37%(m)        N/A          N/A
    Return after taxes on distributions              -42.82%   -5.01%      -0.89%(m)        N/A          N/A
    Return after taxes on distributions and sale of
    Fund shares                                      -27.07%   -3.41%      +0.03%(m)        N/A          N/A
  Class B
    Return before taxes                              -42.09%   -3.61%      +0.54%(m)        N/A          N/A
  Class C
    Return before taxes                              -39.79%   -3.31%      +0.67%(m)        N/A          N/A
  Class I
    Return before taxes                              -38.47%      N/A         N/A        -2.30%(n)       N/A
  Class R2
    Return before taxes                              -38.77%      N/A         N/A           N/A      -19.29%(o)
  Class R3
    Return before taxes                              -38.56%      N/A         N/A           N/A      -19.04%(o)
  Class R4
    Return before taxes                              -38.72%   -2.43%      +1.60%(m)        N/A          N/A
  Class R5
    Return before taxes                              -38.55%      N/A         N/A           N/A      -18.91%(o)
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                   -37.00%   -2.19%      +1.79%(p)     -2.54%(q)   -17.83%(r)
Lipper Large-Cap Core Funds Index                    -37.07%   -2.73%      +0.87%(p)     -2.89%(q)   -17.58%(r)

(a) Inception date is March 28, 2002.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.
(d) Measurement period started March 28, 2002.
(e) Measurement period started March 4, 2004.
(f) Measurement period started Dec. 11, 2006.
(g) Inception date is May 27, 1999.
(h) Inception date is April 30, 2003.
(i) Inception date is Nov. 30, 2001.
(j) Measurement period started May 27, 1999.
(k) Measurement period started April 30, 2003.
(l) Measurement period started Nov. 30, 2001.
(m) Inception date is April 24, 2003.
(n) Inception date is July 15, 2004.
(o) Inception date is Dec. 11, 2006.
(p) Measurement period started April 24, 2003.
(q) Measurement period started July 15, 2004.
(r) Measurement period started Dec. 11, 2006.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The RiverSource Disciplined Equity Fund's and RiverSource Large Cap Equity Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The Lipper Large-Cap Core Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity (USDE) large-cap floor. Large-cap core funds typically have an average price-to-earnings ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

For RiverSource Large Cap Equity Fund, effective Nov. 1, 2008, the Russell 1000 Index is replaced with the S&P 500 Index as the Fund's primary benchmark. The investment manager made this recommendation to the RiverSource Large Cap Equity Fund's Board because the new index more closely aligns to the Fund's investment strategy.

Investors cannot invest directly in an index or an average.

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved the Agreement, the form of which is attached as Exhibit
A. The Agreement provides for Reorganizations on the following terms:

- Each Reorganization is expected to occur before the end of the third quarter of 2009, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the Buying Fund.

- Each Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares with an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to the Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund. As a result, shareholders of the Selling Fund will become, as applicable, Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shareholders of the Buying Fund.

- No Selling Fund and no shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- The net asset value of each Selling Fund and the Buying Fund will be computed as of 3:00 p.m., Central time, on the business day immediately preceding the closing date of the applicable Reorganization.

- After its Reorganization, each Selling Fund will be dissolved.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Selling Fund's net investment income and net capital gains, if any, to the shareholders of the Selling Fund for the taxable years ending on or prior to the closing date of the Reorganization.

- The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel to the effect that, although not entirely free from doubt, the shareholders of the Selling Fund will not recognize gain or loss for federal income tax purposes upon the exchange of their Selling Fund shares for the Buying Fund shares in connection with the Reorganization.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board at any time prior to closing date thereof. In the event of a termination, RiverSource Investments will bear all costs associated with the Reorganization.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Reorganization, each Selling Fund and the Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, although not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund and the assumption by the Buying Fund of the Selling Fund's liabilities, followed by the distribution of those Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and/or Class I shares as applicable, of the Selling Fund solely for Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 shares and/or Class I shares, as applicable, of the Buying Fund as part of the Reorganization.

- Under Section 358 of the Code, the aggregate tax basis of the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, Class B, Class C, Class C2, Class R and/or Class I shares, as applicable, of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of the Buying Fund's Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent, and it is possible that the Internal Revenue Service (the "IRS") could disagree with Ropes & Gray LLP's opinion.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

In the case of both of the Selling Funds, portfolio manager substitutions independent of the Reorganizations have occurred and resulted in substantial portfolio turnover. An additional portion of or all of the portfolio assets of each Selling Fund may also be sold in connection with its Reorganization. The actual tax impact of such sales depends on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to Selling Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

A Fund's ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Second, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Third, a Selling Fund's loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund's taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined Fund resulting from the Reorganizations will have tax attributes that reflect a blending of the tax attributes of the Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in another Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of its Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraph provides a brief summary of the tax impact of the Reorganizations had they both occurred on October 31, 2008. As noted above, the tax impact of a Reorganization depends on each Fund's relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on October 31, 2008, and cannot be calculated precisely prior to the Reorganization. Due to the significant portfolio turnover of the Selling Funds resulting from RiverSource Investment's purchase of Seligman and portfolio manager substitutions made independent of the Reorganizations, and the substantial volatility in the marketplace, the actual tax impact of the Reorganizations could differ substantially from those described below.

Proposals 1(a) and (b): Reorganizations of each of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund into RiverSource Disciplined Equity Fund: As of October 31, 2008, RiverSource Large Cap Equity Fund (a Selling Fund) had no capital loss carryforwards but had net realized losses equal to approximately 16.1% of net assets and unrealized losses equal to approximately 65.8% of net assets. Seligman Common Stock Fund (a Selling Fund) had net realized losses including capital loss carryforwards equal to approximately 18.3% of net assets and unrealized losses equal to approximately 38.2% of net assets. RiverSource Disciplined Equity Fund (Buying Fund) had no capital loss carryforwards but had net realized losses equal to approximately 2.9% of net assets and unrealized losses equal to approximately 49.8% of net assets. If both of the Reorganizations had occurred on October 31, 2008, the loss limitation rules would not have affected the combined Fund's ability to use any of the Funds' realized losses to offset gains recognized by the combined Fund. The losses of each Selling Fund would thus have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred.

Subsequent to October 31, 2008, both Selling Funds experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax costs of the Reorganizations to shareholders of the Selling Funds relative to the costs described above. Additionally, to the extent Seligman Common Stock Fund further realizes its unrealized and losses, and to the extent Buying Fund realizes its unrealized losses, the application of the loss limitation rules to such losses might cause a further increase in the potential tax cost to shareholders of the Selling Funds.

The tax principles described above are not expected to change. However, their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and the substantial volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that might occur or that already have occurred, and shareholder activity in the Funds, among other changes.

Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund and Buying Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and noted that the benefits of each Reorganization should outweigh any resulting tax cost to shareholders.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that each Selling Fund and the Buying Fund have similar or identical investment objectives and, except as noted below and as discussed in more detail under each proposal, similar investment strategies:

 The Board considered that the Funds share similar investment objective of seeking capital appreciation, but considered that Seligman Common Stock Fund also seeks current income. The Board considered that each of the Funds invests at least 80% of its net assets in equity securities, but noted that RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund invest in equity securities of companies listed with market capitalizations greater than $5 billion at the time of purchase, while Seligman Common Stock Fund invests in equity securities with market capitalizations greater than $3 billion at the time of purchase. The Board considered that Seligman Common Stock Fund may invest up to 10% of assets in foreign securities (excluding American Depositary Receipts (ADRs), and that RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund may invest up to 25% of assets in foreign investments (including ADRs).

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, as of the end of each Fund's most recent fiscal year, the gross expense ratio for Seligman Common Stock Fund's Class A, Class B, Class C, Class R (to be known as Class R2), and Class I (to be known as Class R5) shares and RiverSource Large Cap Equity Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares (adjusted to reflect current fees, before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) were the same or higher than the gross expense ratio for RiverSource Disciplined Equity Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares (adjusted to reflect current fees and before giving effect to any applicable performance incentive adjustment). The Board considered that RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund (Class R4 shares only) are currently subject to a commitment by the investment manager and its affiliates to waive fees or cap expenses, and that the net expense ratio of RiverSource Large Cap Equity Fund's Class A, Class B, Class C, and Class R4 shares (adjusted to reflect current fees, before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) were higher than the applicable gross or net expense ratio of RiverSource Disciplined Equity Fund's Class A, Class B, Class C, and Class R4 shares (adjusted to reflect current fees and before giving effect to any applicable performance incentive adjustment), and that the net expense ratio of RiverSource Large Cap Equity Fund's Class I, Class R2, Class R3 and Class R5 shares (adjusted to reflect current fees, before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) were slightly higher than the gross expense ratio of RiverSource Disciplined Equity Fund's Class I, Class R2, Class R3 and Class R5 shares (adjusted to reflect current fees and before giving effect to any applicable performance incentive adjustment). The Board determined that there would be a decrease in expense ratio for each share class of each Selling Fund as a result of its respective Reorganization, but noted that the level of this reduction would vary by share class. In particular, expense impacts, with respect to a Fund's Class A shares are discussed below:

 The Board considered that as a result of the Reorganization, the expenses of RiverSource Large Cap Equity Fund would decline by approximately 0.09% on a gross expense basis and by 0.02% on a net expense basis (adjusted to reflect current fees, based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, and before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), and that the expenses of Seligman Common Stock Fund would decline by approximately 0.24% on a net expense basis (adjusted to reflect current fees, based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, and before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses).

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able to take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly, it should have an enhanced ability to effect portfolio transactions on more favorable terms and may have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of Selling Funds fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that a portion of the expenses of effecting each Reorganization (including professional fees and expenses related to printing and mailing proxy/prospectus materials and solicitation of shareholders) may be allocated to and borne by the Selling Fund, to the extent that such expenses are specifically allocable to the Selling Fund. Expenses of the Reorganization that are not allocated to and borne by the Selling Fund will be paid by RiverSource Investments. The investment manager has agreed to limit the expenses borne by a Selling Fund to its anticipated reductions in expenses over the first year following the Reorganization, less the expenses borne by the Selling Fund related to other integration-related activity. Any expenses not borne by a Selling Fund as a result of these limitations will be borne by the investment manager.

- DILUTION. The Board considered the fact that neither of the Reorganizations will dilute the interests of the current shareholders because each would be effected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganization.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' underwriter, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help the Selling Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was less likely to experience any growth in assets from investor inflows in the near term.

 In particular, the Board considered that the performance of RiverSource Disciplined Equity Fund was generally stronger than the performance of each of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund (both on a relative basis and when compared with their respective peer groups). The Board noted the weak asset level of Seligman Common Stock Fund. The Board also noted the relatively weak prospects for asset growth for RiverSource Large Cap Equity Fund and Seligman Common Stock Fund, particularly compared to RiverSource Disciplined Equity Fund. The Board accorded particular weight to the fact that RiverSource Disciplined Equity Fund has substantially greater assets than Seligman Common Stock Fund, noting that RiverSource Disciplined Equity Fund was more than nineteen times the size of Seligman Common Stock Fund.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganization that could be realized by the investment manager and its affiliates. The Board also considered, however, that shareholders of the Selling Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization.

BOARD DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on Jan. 8, 2009, each Selling Fund Board, including a majority of the independent Board members, found that participation in the relevant Reorganization is in the best interests of each Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

The Board of Directors of the Buying Fund approved the Agreement at a meeting held on Jan. 8, 2009. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganizations. The Board found that participation in each Reorganization is in the best interest of the Buying Fund and that the interest of the existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Selling Fund approve the proposed Agreement.

For RiverSource Large Cap Equity Fund, the Agreement must be approved by a majority of the voting power of all shares entitled to vote.

For Seligman Common Stock Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in 1940 Act as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund.

If the Agreement is not approved for any Selling Fund, the Board will consider what further action should be taken with respect to such Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of their Selling Fund, it is anticipated to occur before the end of the third quarter of 2009.

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund.

VOTING. Shareholders of record of the RiverSource Selling Fund on April 3, 2009 are entitled to vote based on their total dollar interest in the Fund irrespective of which class they own. Shareholders of record of the Seligman Selling Fund on April 3, 2009 are entitled to vote based on the number of shares they own in the Fund irrespective of which class they own. Unless otherwise restricted by the 1940 Act or by applicable state law, all share classes of a Selling Fund will vote together as a class on its proposed Reorganization.

A quorum is required to take action at the Meeting. With respect to the RiverSource Selling Fund, the presence at the Meeting, in person or by proxy, of shareholders entitled to cast at least ten percent (10%) of the shares outstanding and entitled to vote at the Meeting shall constitute a quorum. With respect to the Seligman Selling Fund, the presence at the Meeting, in person or by proxy, of at least one-third of all shares outstanding and entitled to vote at the Meeting shall constitute a quorum.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account with Ameriprise Trust Company as custodian, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other Fund shareholders have voted.

PROXY SOLICITATION. If you properly authorize your proxy by internet, telephone or facsimile, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your votes will be cast at the Meeting, and at any postponement or adjournment thereof. If you give instructions, your votes will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your votes will be cast in favor of the Reorganization of your Fund.

PROXY STATEMENT DELIVERY. "Householding" is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Fund who share a common address and who have not opted out of the householding process may receive a single copy of the proxy statement along with the proxy card(s). If you received more than one copy of the proxy statement, you may elect to household in the future if permitted by your financial intermediary/financial institution. Contact the financial intermediary/financial institution through which you purchased the Fund to determine whether householding is an option for your account. If you received a single copy of the proxy statement, you may opt out of householding in the future by contacting your financial intermediary/financial institution.

An additional copy of this proxy statement may be obtained by writing to the following address: Computershare Fund Services, c/o Operation Department, 280 Oser Ave., Hauppauge, NY 11788 or calling Computershare Fund Services, toll free at (866) 438-8932.

REVOKING YOUR PROXY. If you execute, date and submit a proxy card with respect of your Selling Fund, you may revoke by providing written notice to that Selling Fund (Attention: Secretary) at 50606 Ameriprise Financial Center, Minneapolis, MN 55474 or change your instructions by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet, telephone or facsimile on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet, telephone or facsimile, you may change your instructions by authorizing a subsequent proxy by internet, telephone or facsimile or by completing, signing and returning a proxy card dated as of a date that is later than your last internet, telephone or facsimile proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

SIMULTANEOUS MEETINGS. The meeting for each Selling Fund will be held simultaneously with the meeting for the other Selling Fund, with each Reorganization being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund's meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be paid by RiverSource Investments and by certain Funds (see discussion of "Costs" under "Reasons for the Proposed Reorganization and Board Deliberations"). Supplementary solicitations may be made by internet, telephone or facsimile, or by personal contact. Computershare Fund Services has been engaged to assist in the solicitation of proxies, at an aggregate estimated cost of $217,611.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal at a Fund's next special meeting, which may not be included in the Fund's proxy materials, must notify the relevant Fund a reasonable amount of time before the Fund begins to print and mail its proxy materials. The fact that a Fund receives a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, as there are other requirements in the proxy rules relating to such inclusion.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, the RiverSource Selling Fund shareholders are entitled to assert dissenters' rights in connection with their Selling Fund's Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provision of Minnesota law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the RiverSource Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

ADJOURNMENT. With respect to the RiverSource Selling Fund Reorganization, in the event that not enough votes are received by the time scheduled for the Meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days of the original record date for the Meeting in the aggregate to allow further solicitation of shareholders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the Meeting. With respect to the Seligman Selling Fund Reorganization, if not enough votes are received by the time scheduled for the meeting, or, even if a quorum is present, if sufficient votes in favor of any Reorganization are not received and tabulated prior to the time scheduled for the Meeting, the chairman of the Meeting may adjourn the Meeting, with no notice other than an announcement at the Meeting, to a date not later than the 120th day after the original record date for the Meeting to allow further solicitation of shareholders in connection with the proposed Reorganizations.

If insufficient votes are received by the time of the Meeting, the persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient votes have been received with respect to that particular proposal(s), and may adjourn with respect to those proposals for which sufficient votes have not yet been received.

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and Selling Fund:

TABLE     CONTENT
          (all information is shown for the last fiscal year unless noted otherwise)
C-1       Actual and pro forma capitalization of each Selling Fund and the Buying Fund
C-2       Actual and pro forma ownership of Fund shares
C-3       Financial Highlights of the Buying Fund


THE FUNDS' INVESTMENT MANAGER AND DISTRIBUTORS. RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the investment manager for each Fund. RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc., and RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, LLC, each at 50611 Ameriprise Financial Center, Minneapolis, MN 55474, are the distributors for each RiverSource Fund. RiverSource Fund Distributors, Inc. is also the distributor for the Seligman Selling Fund.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUND

The following table shows the capitalization of the Funds as of April 3, 2009 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined table includes the impact of non-recurring estimated Reorganization costs expected to be borne by certain Selling Funds, based on the following factors. If the Reorganization is expected to result in reduction in the expense ratio for the Selling Fund, an amount of the proxy-related eligible expenses will be borne by the Selling Fund. This amount will not exceed the expected one-year benefit to the Selling Fund resulting from the reduced expense ratio, less the cost borne by the Selling Fund related to other integration-related activity. If the Reorganization is not expected to result in a reduction in the expense ratio for the Selling Fund, proxy-related eligible expenses will not be borne by the Selling Fund. Proxy-related eligible expenses not borne by the Selling Fund will be paid for by RiverSource Investments, LLC. Proxy-related eligible expenses include auditor fees and external legal fees ("Professional Fees"), and printing, postage, and solicitor expenses ("Proxy Vendor Expenses"). Professional Fees have been allocated among the Selling Funds on an equal weighted basis regardless of asset size or number of accounts. Proxy Vendor Expenses have been allocated among the Selling Funds based on number of accounts. The amount of proxy-related eligible expenses actually borne by the Selling Fund is limited, as described above..

The pro forma combined net assets are determined by adding the net assets, less any Reorganization costs, of the Selling Fund and the net assets of the Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets, less any Reorganization costs, of the Selling Fund by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund. For the Reorganization of Seligman Common Stock Fund into RiverSource Disciplined Equity Fund, the Reorganization costs reduced pro forma combined net assets by $85,455 for Class A, $2,481 for Class B, $1,017 for Class C, $197 for Class R2, and $525 for Class R5. For the Reorganization of Seligman Common Stock Fund and RiverSource Large Cap Equity Fund into RiverSource Disciplined Equity Fund, the Reorganization costs reduced pro forma combined net assets by $80,055 for Class A, $8,143 for Class B, $640 for Class C, $53 for Class R2, and $784 for Class R5.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND THE BUYING FUND

                                                                          NET ASSET VALUE
FUND                                                        NET ASSETS       PER SHARE     SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP EQUITY FUND (ACTUAL) (SELLING
  FUND)
Class A                                                  $ 1,732,413,517       $ 2.70          642,771,758
Class B                                                      226,569,491         2.66           85,162,420
Class C                                                       11,138,210         2.65            4,199,380
Class I                                                       30,172,839         2.70           11,159,365
Class R2                                                           2,235         2.72                  822
Class R3                                                           2,234         2.72                  822
Class R4                                                      57,696,440         2.74           21,093,883
Class R5                                                      19,504,635         2.74            7,115,616
SELIGMAN COMMON STOCK FUND (ACTUAL) (SELLING FUND)
Class A                                                      $76,952,114        $5.49           14,004,564
Class B                                                        1,000,941         5.36              186,764
Class C                                                        6,428,913         5.37            1,197,716
Class R (to be known as Class R2)                              1,595,428         5.52              289,206
Class I (to be known as Class R5)                              4,253,085         5.55              766,638

                                                                          NET ASSET VALUE
FUND                                                        NET ASSETS       PER SHARE     SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED EQUITY FUND (ACTUAL) (BUYING
  FUND)
Class A                                                     $615,617,050        $3.68          167,150,404
Class B                                                       19,106,810         3.66            5,220,151
Class C                                                        1,812,341         3.64              498,359
Class I                                                      287,977,080         3.70           77,797,924
Class R2                                                           2,433         3.68                  661
Class R3                                                           2,436         3.69                  661
Class R4                                                      79,068,178         3.70           21,392,896
Class R5                                                           2,436         3.69                  661
RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA
COMBINED, ASSUMING
REORGANIZATION OF ONLY RIVERSOURCE LARGE CAP EQUITY
FUND IS CONSUMMATED)
Class A                                                   $2,348,030,567        $3.68          637,914,947
Class B                                                      245,676,301         3.66           67,124,384
Class C                                                       12,950,551         3.64            3,558,307
Class I                                                      318,149,919         3.70           85,952,745
Class R2                                                           4,668         3.68                1,268
Class R3                                                           4,670         3.69                1,266
Class R4                                                     136,764,618         3.70           36,986,528
Class R5                                                      19,507,071         3.69            5,286,470
RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA
COMBINED, ASSUMING REORGANIZATION
OF ONLY SELIGMAN COMMON STOCK FUND IS CONSUMMATED)
Class A                                                     $692,483,709        $3.68          188,038,083
Class B                                                       20,105,270         3.66            5,492,954
Class C                                                        8,240,237         3.64            2,264,265
Class R2                                                       1,597,664         3.68              434,148
Class R5                                                       4,254,996         3.69            1,153,116
RIVERSOURCE DISCIPLINED EQUITY FUND (PRO FORMA
COMBINED, ASSUMING REORGANIZATIONS OF BOTH RIVERSOURCE
LARGE CAP EQUITY FUND AND SELIGMAN COMMON STOCK FUND
ARE CONSUMMATED)
Class A                                                   $2,424,902,626        $3.68          658,804,093
Class B                                                      246,669,099         3.66           67,395,640
Class C                                                       19,378,824         3.64            5,324,316
Class I                                                      318,149,919         3.70           85,952,745
Class R2                                                       1,600,043         3.68              434,794
Class R3                                                           4,670         3.69                1,266
Class R4                                                     136,764,618         3.70           36,986,528
Class R5                                                      23,759,372         3.69            6,438,855


OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

The following table provides information on shareholders who owned more than 5% of any class of each Fund's outstanding shares as of Jan. 31, 2009. As of Jan. 31, 2009, officers and directors of each Fund, as a group, owned less than 1% of the outstanding shares of any class of such Fund.

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

                                                             PERCENT OF SHARES    PERCENT OF SHARES     PERCENT OF
                                                            HELD -- RIVERSOURCE  HELD -- RIVERSOURCE    SHARES HELD
                                                              LARGE CAP EQUITY    DISCIPLINED EQUITY   FOLLOWING THE
FUND      5% OWNERS                                         FUND (SELLING FUND)   FUND (BUYING FUND)  REORGANIZATION
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND) AND RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)
Class A   None                                                       N/A                  N/A                N/A
Class B   None                                                       N/A                  N/A                N/A
Class C   None                                                       N/A                  N/A                N/A
Class I   RiverSource Portfolio Builder Moderate
          Aggressive Fund                                          31.10%               16.47%             17.84%
          RiverSource Portfolio Builder Moderate Fund              24.32%               12.95%             14.02%
          RiverSource Portfolio Builder Total Equity Fund          18.11%                9.59%             10.39%
          RiverSource Portfolio Builder Aggressive Fund            17.76%                9.38%             10.17%

                                                             PERCENT OF SHARES    PERCENT OF SHARES     PERCENT OF
                                                            HELD -- RIVERSOURCE  HELD -- RIVERSOURCE    SHARES HELD
                                                              LARGE CAP EQUITY    DISCIPLINED EQUITY   FOLLOWING THE
FUND      5% OWNERS                                         FUND (SELLING FUND)   FUND (BUYING FUND)  REORGANIZATION
--------------------------------------------------------------------------------------------------------------------
          RiverSource Portfolio Builder Moderate
          Conservative Fund                                         6.55%                 N/A               0.61%
          RiverSource Income Builder Moderate Income Fund            N/A                 8.56%              7.76%
          RiverSource Income Builder Basic Income Fund               N/A                 5.89%              5.34%
Class R2  RiverSource Investments LLC (RiverSource
          Investments), Minneapolis, MN                           100.00%              100.00%            100.00%
Class R3  RiverSource Investments                                 100.00%              100.00%            100.00%
Class R4  Wachovia Bank NA (Wachovia Bank), Charlotte, NC          99.76%               99.96%             99.78%
Class R5  Wachovia Bank                                            99.99%                 N/A              99.99%
          RiverSource Investments                                    N/A               100.00%              0.01%



                                                               PERCENT OF SHARES   PERCENT OF SHARES     PERCENT OF
                                                                HELD -- SELIGMAN  HELD -- RIVERSOURCE    SHARES HELD
                                                               COMMON STOCK FUND   DISCIPLINED EQUITY   FOLLOWING THE
FUND          5% OWNERS                                          (SELLING FUND)    FUND (BUYING FUND)  REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK FUND (SELLING FUND) AND RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)
Class A       None                                                     N/A                 N/A               N/A
Class B       Merrill Lynch, Pierce Fenner & Smith Inc.
              (MLPF&S), Jacksonville, FL                             13.94%                N/A              0.74%
Class C       MLPF&S                                                 24.83%                N/A             19.31%
Class I       RiverSource Portfolio Builder Moderate
              Aggressive Fund                                          N/A               16.47%            16.47%
              RiverSource Portfolio Builder Moderate Fund              N/A               12.95%            12.95%
              RiverSource Portfolio Builder Total Equity Fund          N/A                9.59%             9.59%
              RiverSource Portfolio Builder Aggressive Fund            N/A                9.38%             9.38%
              RiverSource Income Builder Moderate Income Fund          N/A                8.56%             8.56%
              RiverSource Income Builder Basic Income Fund             N/A                5.89%             5.89%
Class R2(*)   RiverSource Investments                                  N/A              100.00%             0.15%
Class R3      RiverSource Investments                                  N/A              100.00%            99.86%
Class R4      Wachovia Bank                                            N/A               99.96%            99.88%
Class R5(**)  State Street Bank & Trust Co FBO North Carolina
              College Savings Program -- NCBG, Westwood, MA          38.85%                N/A             38.86%
              Patterson & Co. FBO J. & W.  Seligman Matched
              Accumulation Plan, Charlotte, NC                       19.82%                N/A             19.82%
              State Street Bank & Trust Co FBO North Carolina
              College Savings Program -- NCBF, Westwood, MA          15.55%                N/A             15.55%
              State Street Bank & Trust Co FBO North Carolina
              College Savings Program -- NCBH, Westwood, MA          10.39%                N/A             10.39%
              State Street Bank & Trust Co FBO North Carolina
              College Savings Program -- NCBI, Westwood, MA           6.04%                N/A              6.04%
              Patterson & Co. FBO Seligman Data Corp 401(K)
              Thrift Plan, Charlotte, NC                              5.33%                N/A              5.34%


    *Represents Class R2 shares for RiverSource Disciplined Equity Fund and
     Class R shares for Seligman Common Stock Fund, which will be redesignated as Class R2 shares effective on or about June 13, 2009.
   **Represents Class R5 shares for RiverSource Disciplined Equity Fund and
     Class I shares for Seligman Common Stock Fund, which will be redesignated as Class R5 shares effective on or about June 13, 2009.

                                                                                    PERCENT OF
                                                                                    SHARES HELD
                                                                                   FOLLOWING THE
FUND      5% OWNERS                                                               REORGANIZATION
------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND), SELIGMAN COMMON STOCK FUND (SELLING FUND) AND
RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)
Class A   None                                                                           N/A
Class B   MLPF&S                                                                        0.06%
Class C   MLPF&S                                                                        8.14%
Class I   RiverSource Portfolio Builder Moderate Aggressive Fund                       17.88%
          RiverSource Portfolio Builder Moderate Fund                                  14.03%
          RiverSource Portfolio Builder Total Equity Fund                              10.40%
          RiverSource Portfolio Builder Aggressive Fund                                10.17%
          RiverSource Portfolio Builder Moderate Conservative Fund                      0.61%
          RiverSource Income Builder Moderate Income Fund                               7.76%
          RiverSource Income Builder Basic Income Fund                                  5.34%
Class R2  RiverSource Investments                                                       0.29%

                                                                                    PERCENT OF
                                                                                    SHARES HELD
                                                                                   FOLLOWING THE
FUND      5% OWNERS                                                               REORGANIZATION
------------------------------------------------------------------------------------------------
Class R3  RiverSource Investments                                                     100.00%
Class R4  Wachovia Bank                                                                99.78%
Class R5  RiverSource Investments                                                       0.01%
          Wachovia Bank                                                                82.08%
          State Street Bank & Trust Co FBO North Carolina College Savings
          Program -- NCBG, Westwood, MA                                                 7.00%
          Patterson & Co FBO J. & W. Seligman & Co Matched Accumulation Plan,
          Charlotte, NC                                                                 3.57%
          State Street Bank & Trust Co FBO North Carolina College Savings
          Program -- NCBF, Westwood, MA                                                 2.80%
          State Street Bank & Trust Co FBO North Carolina College Savings
          Program -- NCBH, Westwood, MA                                                 1.87%
          State Street Bank & Trust Co FBO North Carolina College Savings
          Program -- NCBI, Westwood, MA                                                 1.09%
          Patterson & Co FBO Seligman Data Corp 401(K) Thrift Plan, Charlotte,
          NC                                                                            0.96%

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE BUYING FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE BUYING FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE BUYING FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE BUYING FUND'S FISCAL YEARS ENDING JULY 31, 2008 AND JULY 31, 2007 HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE BUYING FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE BUYING FUND'S MOST RECENT ANNUAL REPORT. THE INFORMATION FOR PRIOR PERIODS THROUGH THE FISCAL YEAR ENDED JULY 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS, AS INDICATED IN THE TABLES BELOW. THE AUDITORS' REPORT, FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR THE BUYING FUND ARE AVAILABLE UPON REQUEST.

TABLE C-3. FINANCIAL HIGHLIGHTS OF THE BUYING FUND

Class A


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008       2007       2006       2005
Net asset value, beginning of period                        $5.88      $7.22      $6.74      $6.70      $5.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .04(b)     .09(b)     .08(b)     .06        .04
Net gains (losses) (both realized and unrealized)           (2.14)     (1.00)       .97        .35        .90
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.10)      (.91)      1.05        .41        .94
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.05)      (.06)      (.06)      (.06)      (.03)
Distributions from realized gains                            (.15)      (.37)      (.51)      (.31)      (.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                                          (.20)      (.43)      (.57)      (.37)      (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.58      $5.88      $7.22      $6.74      $6.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $620     $1,067     $1,410     $1,368        $28
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                 .98%(e)    .96%      1.05%      1.05%      1.35%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                             .98%(e)    .96%      1.03%      1.02%      1.25%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.88%(e)   1.35%      1.13%       .95%       .84%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%        58%        62%       137%        64%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                                       (13.4-
                                                          (36.05%)(i)     0%)    15.92%      6.25%     15.95%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

Class B


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008       2007       2006       2005
Net asset value, beginning of period                        $5.80      $7.12      $6.65     $6.62       $5.90
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .03(b)     .04(b)     .03(b)    .01         .02
Net gains (losses) (both realized and unrealized)           (2.12)      (.99)       .96       .34         .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.09)      (.95)       .99       .35         .88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --         --       (.01)     (.01)         --
Distributions from realized gains                            (.15)      (.37)      (.51)     (.31)       (.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                                          (.15)      (.37)      (.52)     (.32)       (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.56      $5.80      $7.12     $6.65       $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $20        $35        $62       $73          $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                1.74%(e)   1.72%      1.82%     1.85%       2.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                            1.74%(e)   1.72%      1.79%     1.82%       2.04%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.12%(e)    .59%       .37%      .20%        .06%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%        58%        62%      137%         64%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                                       (14.0-
                                                          (36.36%)(i)     7%)    15.18%     5.42%      15.03%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

Class C


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008       2007       2006       2005
Net asset value, beginning of period                        $5.78      $7.11      $6.65     $6.62       $5.90
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .03(b)     .04(b)     .03(b)    .01         .01
Net gains (losses) (both realized and unrealized)           (2.11)      (.99)       .96       .35         .87
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.08)      (.95)       .99       .36         .88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.01)      (.01)      (.02)     (.02)         --
Distributions from realized gains                            (.15)      (.37)      (.51)     (.31)       (.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                                          (.16)      (.38)      (.53)     (.33)       (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.54      $5.78      $7.11     $6.65       $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $2         $3         $3        $3         $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                1.74%(e)   1.72%      1.81%     1.84%       2.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                            1.74%(e)   1.72%      1.79%     1.81%       2.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.10%(e)    .59%       .36%      .20%        .02%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%        58%        62%      137%         64%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                                       (14.1-
                                                          (36.26%)(i)     1%)    15.14%     5.51%      15.03%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

Class I


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(I)       2008        2007       2006       2005
Net asset value, beginning of period                        $5.93       $7.27      $6.78     $6.73       $5.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .05(b)      .11(b)     .11(b)    .08         .04
Net gains (losses) (both realized and unrealized)           (2.17)       (.99)       .97       .36         .92
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.12)       (.88)      1.08       .44         .96
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.07)       (.09)      (.08)     (.08)       (.03)
Distributions from realized gains                            (.15)       (.37)      (.51)     (.31)       (.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                                          (.22)       (.46)      (.59)     (.39)       (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.59       $5.93      $7.27     $6.78       $6.73
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $277        $391       $441      $252         $82
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                 .59%(e)     .61%       .70%      .72%        .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                             .59%(e)     .61%       .67%      .70%        .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.26%(e)    1.69%      1.47%     1.41%       1.19%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%         58%        62%      137%         64%
--------------------------------------------------------------------------------------------------------------
Total return                                              (36.07%)(h) (12.98%)    16.29%     6.73%      16.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

Class R2


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008      2007(B)
Net asset value, beginning of period                        $5.88       $7.21      $7.57
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .04         .08        .03
Net gains (losses) (both realized and unrealized)           (2.15)      (1.00)       .20
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.11)       (.92)       .23
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.04)       (.04)      (.08)
Distributions from realized gains                            (.15)       (.37)      (.51)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          (.19)       (.41)      (.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.58       $5.88      $7.21
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $--         $--        $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.37%(f)    1.41%      1.49%(f)
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.11%(f)    1.16%      1.48%(f)
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.78%(f)    1.15%       .55%(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%         58%        62%
-----------------------------------------------------------------------------------------------------------------
Total return                                              (36.15%)(i) (13.51%)     3.31%(i)
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

Class R3


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008      2007(B)
Net asset value, beginning of period                        $5.89       $7.22      $7.57
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .05         .09        .04
Net gains (losses) (both realized and unrealized)           (2.15)       (.99)       .20
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.10)       (.90)       .24
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)       (.06)      (.08)
Distributions from realized gains                            (.15)       (.37)      (.51)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          (.21)       (.43)      (.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.58       $5.89      $7.22
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $--         $--        $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.14%(f)    1.15%      1.24%(f)
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                             .87%(f)     .90%      1.22%(f)
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.99%(f)    1.41%       .81%(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%         58%        62%
-----------------------------------------------------------------------------------------------------------------
Total return                                              (36.03%)(i) (13.26%)     3.46%(i)
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

Class R4


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(I)       2008        2007       2006       2005
Net asset value, beginning of period                        $5.91       $7.25      $6.76     $6.71       $5.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .05(b)      .10(b)     .09(b)    .07         .05
Net gains (losses) (both realized and unrealized)           (2.16)      (1.00)       .98       .36         .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.11)       (.90)      1.07       .43         .96
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)       (.07)      (.07)     (.07)       (.04)
Distributions from realized gains                            (.15)       (.37)      (.51)     (.31)       (.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                                          (.21)       (.44)      (.58)     (.38)       (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.59       $5.91      $7.25     $6.76       $6.71
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $78        $126       $158      $224         $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                 .89%(e)     .91%       .95%      .87%       1.18%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                             .81%(e)     .84%       .87%      .84%       1.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.05%(e)    1.47%      1.29%     1.10%       1.03%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%         58%        62%      137%         64%
--------------------------------------------------------------------------------------------------------------
Total return                                              (36.05%)(h) (13.26%)    16.15%     6.48%      16.25%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

Class R5


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended July 31,                             2009(J)       2008      2007(B)
Net asset value, beginning of period                        $5.90       $7.24      $7.57
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .05         .11        .06
Net gains (losses) (both realized and unrealized)           (2.15)      (1.00)       .20
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (2.10)       (.89)       .26
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.07)       (.08)      (.08)
Distributions from realized gains                            (.15)       (.37)      (.51)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          (.22)       (.45)      (.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $3.58       $5.90      $7.24
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $--         $--        $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                 .61%(f)     .66%       .75%(f)
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                             .61%(f)     .66%       .74%(f)
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.25%(f)    1.66%      1.28%(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       35%         58%        62%
-----------------------------------------------------------------------------------------------------------------
Total return                                              (35.97%)(i) (13.09%)     3.76%(i)
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

                       THIS PAGE LEFT BLANK INTENTIONALLY

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of           , 2009 (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), buying entity identified in Schedule A hereto ("Buying Corporation")(2), on behalf of its series thereof identified in Schedule A hereto as the Buying Fund, and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and the Buying Fund contemplated hereby had been the subject of a separate agreement. As context requires a Selling Corporation that is not organized as a series fund and that may not be considered or meet the definition of "Selling Fund" as set forth above, may be referred to as a "Selling Fund," for purposes of this Agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

   a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the corresponding Selling Fund. At the Closing, the Buying Corporation will deliver shares of the Buying Fund, including fractional shares, to the corresponding Selling Corporation on behalf of the corresponding Selling Fund. The number of shares will be determined by dividing the value of the net assets attributable to each class of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding class of the Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the officers of the Selling Corporation and Buying Corporation may agree.

3.  VALUATION OF NET ASSETS.

   a. The net asset value of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures set forth in the Buying Fund's then current prospectus.

   b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's then current prospectus.

   c. At the Closing, each Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of such Selling Fund on the Valuation Date, and the Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

   a. On the date of the Closing, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the Buying Fund to the shareholders of record of such Selling Fund's corresponding class. The Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class of the Buying Fund due to each such shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling


----------
(1) The Selling Corporation for the Reorganization of Seligman Common Stock Fund, Inc. is a Maryland corporation and the Selling Corporation for the Reorganization of RiverSource Large Cap Equity Fund is a Minnesota corporation.

(2) The Buying Corporation for RiverSource Disciplined Equity Fund is a Minnesota corporation.

                                       A.1

      Corporation. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

   b. Immediately after the close of business on the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

   c. Promptly after the Closing, the Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

   d. As promptly as practicable after the Closing, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

   With respect to each Reorganization, the Buying Corporation represents and warrants to the Selling Fund as follows:

   a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. The Buying Corporation, or in the case of separate series funds, the Buying Corporation, of which the Buying Fund is a series, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

   c. Capitalization. The Buying Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares of the Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. The Buying Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

   e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

   f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

   g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

   h. Liabilities. The Buying Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Buying Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Selling Fund.

   i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

   j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   k. Regulated Investment Company Qualification. The Buying Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year

                                       A.2
      since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   l. Taxes. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   m. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

   n. Business Activities. The Buying Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

   With respect to each Reorganization, the Selling Corporation represents and warrants to the Buying Fund as follows:

   a. Organization, Existence, etc. The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. The Selling Corporation, or in the case of a separate series funds, the Selling Corporation, of which the Selling Fund is a series, is registered under the 1940 Act as an open-end, management investment company.

   c. Capitalization. The Selling Corporation has authorized capital of 4,000,000,000 shares of common stock, par value $0.001 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. The Selling Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

   e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Corporation and no other proceedings by the Selling Corporation or the Selling Fund are necessary, other than the approval of shareholders contemplated in paragraph 1.

   f. No Violation. The Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

   g. Liabilities. The Selling Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Buying Fund.

   h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.


                                       A.3

   i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   j. Regulated Investment Company Qualification. The Selling Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   k. Taxes. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   l. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

   m. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

   n. Provision of Books and Records. The Selling Fund will provide its books and records to the Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including (1) the tax return for the period ending on the Closing date, and (2) the tax return for the period beginning the day after the Closing and ending the earlier of the current fiscal year-end of the Buying Fund and the taxable year end chosen by the corresponding Buying Fund following the Reorganization.

   o. Business Activities. The Selling Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. For RiverSource Large Cap Equity Fund this Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote and for Seligman Common Stock Fund this Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in 1940 Act as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or
      (b) more than 50% of the outstanding shares of the Selling Fund.

   b. Representations, Warranties and Agreements. The Selling Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Selling Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to the Buying Fund on the date of the Closing.

   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.


                                       A.4

   d. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the date of the Closing, to the effect that: (i) For Seligman Common Stock Fund, Inc., the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Maryland; for RiverSource Large Cap Equity Fund, the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) each Selling Fund is a series of the Selling Corporation, an open-end management investment company registered under the 1940 Act, as applicable; (iii) this Agreement and the Reorganization has been duly authorized and approved by all requisite action of the Selling Corporation and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Corporation.

   e. Declaration of Dividend. The Selling Fund will have declared, prior to the Closing, a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. For RiverSource Large Cap Equity Fund this Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote and for Seligman Common Stock Fund this Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in 1940 Act as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or
      (b) more than 50% of the outstanding shares of the Selling Fund.

   b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Buying Corporation will provide a certificate to each Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to such Selling Fund on or prior to the last business day before the Closing.

   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. The Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the date of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) each Buying Fund is a series of the Buying Corporation, an open-end management investment company registered under the 1940 Act;
      (iii) this Agreement and the Reorganization has been authorized and approved by all requisite action of the Buying Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION. The obligations of each of the Selling Corporation and the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   Tax Opinion. With respect to the Reorganization between a Selling Fund and the Buying Fund, the Selling Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Selling Fund, and the Buying Fund shall have received an opinion of Ropes & Gray LLP satisfactory to the Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules,

                                       A.5
   pronouncements and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

   a. The acquisition by the Buying Fund of the assets of the Selling Fund in exchange for the Buying Fund's assumption of all liabilities of the Selling Fund and delivery to the Selling Fund of the acquisition shares, followed by the distribution by the Selling Fund of the acquisition shares to the shareholders of the Selling Fund in exchange for their Selling Fund shares, all as provided in paragraph 2(a) and 4(a) hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Selling Fund and the Buying Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

   b. No gain or loss will be recognized by the Selling Fund upon (i) the transfer of its assets to the Buying Fund in exchange for the acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund or (ii) the distribution of the acquisition shares by the Selling Fund to its shareholders in liquidation, as contemplated in paragraph 4(a) hereof;

   c. No gain or loss will be recognized by the Buying Fund upon receipt of the assets of the Selling Fund in exchange for acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund as contemplated in paragraph 2(a) hereof;

   d. The tax basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Selling Fund immediately prior to the transfer;

   e. The holding periods of the assets of the Selling Fund in the hands of the Buying Fund will include the periods during which such assets were held by the Selling Fund;

   f. No gain or loss will be recognized by the Selling Fund's shareholders upon the exchange of their shares of the Selling Fund for the acquisition shares;

   g. The aggregate tax basis of the acquisition shares the Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Selling Fund's shares exchanged therefor;

   h. The Selling Fund shareholder's holding period for the acquisition shares will include the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets on the date of the exchange; and

   i. The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

   Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

   Each opinion will be based on certain factual certifications made by officers of the Selling Fund and the Buying Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the Reorganizations will be as described above. The opinions will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinions.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

   a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be so amended at any time before or after the shareholder approval contemplated by paragraph 1 is obtained.

   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit.

   c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

   d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on _____________, or a later date agreed upon by the officers of the Selling Corporation and the Buying Corporation, if the Closing is not effected on or prior to that date.


                                       A.6

   e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES. All fees paid to governmental authorities for the registration or qualification of the acquisition shares and all transfer agency costs related to the acquisition shares shall be borne by the Buying Fund. Certain non-recurring Reorganization costs and related Reorganization expenses may be borne by a Selling Fund to the extent the Reorganization is expected to result in a reduction to the expense ratio for such Selling Fund. Reorganization costs and related Reorganization expenses include (i) legal and auditor or accounting fees ("Professional Fees") associated with the preparation and filing of the proxy statement/prospectus and (ii) expenses associated with the printing and mailing of any shareholder communications, including the proxy statement/prospectus that forms a part of the Registration Statement, and fees and expenses of any proxy solicitation firm retained in connection with the Reorganization ("Proxy Vendor Expenses"). Professional Fees shall be allocated among each Selling Fund on an equal weighted basis regardless of asset size or number of accounts. Proxy Vendor Expenses shall be allocated among the Selling Funds based on number of shareholder accounts. Notwithstanding the foregoing, the fees and expenses borne by any Selling Fund will not exceed the excess of (i) the total anticipated reduction in fees and expenses expected to be borne by such Selling Fund over the first twelve months following its Reorganization over
    (ii) the cost expected to be borne by such Selling Fund related to the discontinuance of operations of Seligman Data Corp. Any fees and expenses that would have been eligible to be borne by a Selling Fund but for the preceding sentence and all other Reorganization related costs and expenses will be borne by RiverSource Investments, LLC. Each Selling Fund will bear the full cost of any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with its Reorganization. Should any Reorganization fail to occur, RiverSource Investments, LLC will bear all costs associated with the Reorganization.

12. GENERAL.

   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

IN WITNESS WHEREOF, each of the parties, individually and not jointly, has caused this Agreement to be signed.

SELIGMAN COMMON STOCK FUND, INC.

By:      --------------------------
Name:     --------------------------
Title:   --------------------------

RIVERSOURCE LARGE CAP SERIES, INC., on behalf of
  RiverSource Large Cap Equity Fund

By:      --------------------------
Name:     --------------------------
Title:   --------------------------

RIVERSOURCE LARGE CAP SERIES, INC., on behalf of
  RiverSource Disciplined Equity Fund

By:      --------------------------
Name:     --------------------------
Title:   --------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:      --------------------------
Name:     --------------------------
Title:   --------------------------


                                       A.7

                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------------
SELLING ENTITY      SELLING FUND                  BUYING ENTITY                 BUYING FUND
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Large Cap Fund
Large Cap                                            RiverSource Large Cap        RiverSource Disciplined
Series, Inc.                                             Series, Inc.                   Equity Fund
------------------------------------------------
       Seligman Common Stock Fund, Inc.
----------------------------------------------------------------------------------------------------------




                                       A.8

EXHIBIT B

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as RiverSource Large Cap Equity Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

  (1) alters or abolishes a preferential right of the shares;

  (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

  (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

  (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

  (5) eliminates the right to obtain payment under this subdivision;

(b) a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3;

(e) a plan of conversion adopted by the corporation; or

(f) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) A beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the

                                       B.1
    shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

(c) Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

  (1) The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange or the American Stock Exchange or designated as a national market security on the Nasdaq Stock Market.

  (2) The applicability of clause (1) is determined as of:

     (i) the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

     (ii) the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

  (3) Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

  (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;


                                       B.2

  (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

  (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

  (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

  (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

  (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

  (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.


                                       B.3

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.


                                       B.4

EXHIBIT C

SUPPLEMENTAL INFORMATION

The information in the service section in this Exhibit C includes revised shareholder service policy information as it pertains to your Fund effective on or about June 13, 2009. This information supersedes the "Shareholder Information" section of, and should be maintained with, your current Fund prospectus. Please retain this supplemental information as your record for future reference. Please contact (888) 791-3380 to confirm the final effective date of this supplemental information.

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUND

Below is information regarding the Buying Fund. All references to a Fund or the Funds refer to the Buying Fund.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Reorganization SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the Reorganization SAI. The brokerage commissions set forth in the Reorganization SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the Reorganization SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Partners funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection

                                       C.1
needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the Reorganization SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement ("IMS Agreement"), the fee for the most recent fiscal year was 0.53% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

- Ph.D., MIT.

The Reorganization SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                                       C.2

THIS SERVICE SECTION IS EFFECTIVE ON OR ABOUT JUNE 13, 2009.

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class.

 INVESTMENT OPTIONS SUMMARY


                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class A       Available to            Yes. Payable at time    No.(c)                  Yes.                 No.
              all investors.          of purchase. Lower or                           0.25%
                                      no sales charge for
                                      larger investments.
---------------------------------------------------------------------------------------------------------------------------------

Class         Available to            No. Entire purchase     Maximum 5% CDSC during  Yes.                 No.
  B(d)(e)(f)  all investors.          price is invested in    the first year          1.00%
                                      shares of the fund.     decreasing to 0% after
                                                              six years.
---------------------------------------------------------------------------------------------------------------------------------

Class C(f)    Available to            No. Entire purchase     1% CDSC may apply if    Yes.                 No.
              all investors.          price is invested in    you sell shares within  1.00%
                                      shares of the fund.     one year after
                                                              purchase.
---------------------------------------------------------------------------------------------------------------------------------

Class I       Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R2      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.50%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R3      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.25%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R4      Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------



                                       C.3

                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class R5      Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class W       Limited to qualifying   No.                     No.                     Yes.                 No.
              discretionary managed                                                   0.25%
              accounts.
---------------------------------------------------------------------------------------------------------------------------------

Class Y       Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.15%
              investors.
---------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A hares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Short Duration U.S. Government Fund is closed to new investors and new purchases. Existing shareholders in this fund may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of this fund are maintained.
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B*, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For money market funds that offer Class B shares, the distributor has currently agreed not to be reimbursed by the fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B shares.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.


                                       C.4

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.


                                       C.5

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          5.75%                 6.10%                  5.00%
$50,000--$99,999                                       4.75                  4.99                   4.00
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          4.75%                 4.99%                  4.00%
$50,000--$99,999                                       4.25                  4.44                   3.50
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For RiverSource Short Duration U.S. Government Fund

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          3.00%                 3.09%                  2.50%
$50,000--$99,999                                       3.00                  3.09                   2.50
$100,000--$249,999                                     2.50                  2.56                   2.15
$250,000--$499,999                                     2.00                  2.04                   1.75
$500,000--$999,999                                     1.50                  1.52                   1.25
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.


                                       C.6

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A

                                       C.7
shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at riversource.com or seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.


                                       C.8

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.


                                       C.9

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial

                                      C.10
intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THIS FUND MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THIS FUND ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.


--------------------------------------------------------------------------------



                                      C.11

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                 FOR ALL FUNDS, CLASSES AND ACCOUNTS EXCEPT THOSE
                                 LISTED TO THE RIGHT (NONQUALIFIED)                  TAX QUALIFIED ACCOUNTS    CLASS W

---------------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $2,000                                              $1,000                    $500
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                                                $100                      None
---------------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                 $1,000                                              None                      $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                 FOR ALL FUNDS, CLASSES AND ACCOUNTS EXCEPT THOSE
                                 LISTED TO THE RIGHT (NONQUALIFIED)                  TAX QUALIFIED ACCOUNTS    CLASS W

---------------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $100(a)                                             $100(b)                   $500
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                                                $50                       None
---------------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                None(b)                                             None                      $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041


 -------------------------------------------------------------------------------



                                      C.12

BY MAIL (CONT.)

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.


 -------------------------------------------------------------------------------



                                      C.13

BY WIRE OR
ACH (CONT.)
                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or

                                      C.14
  clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


                                      C.15

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the

                                      C.16
shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of

                                      C.17
income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


                                      C.18

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


                                      C.19

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.


                                      C.20

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q,

                                      C.21

10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


                                      C.22

EXHIBIT D

SUMMARY OF INTEGRATION RELATED CHANGES

At its Jan. 8, 2009 meeting, the Board approved certain changes to the Seligman Funds' share class structure, service provider arrangements and shareholder service policies, including:

SHARE CLASS STRUCTURE. Approval of the re-designation of each Seligman Fund's Class R shares as Class R2 shares and Class I shares as Class R5 shares, as applicable, with a shareholder servicing and pricing structure consistent with Class R2 and Class R5 shares offered by other funds in the RiverSource Family of Funds, discussed below.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Approval of changes to each Seligman Fund that is a Buying Fund's (i) Administrative Services Agreement to add a fee schedule consistent with the fee schedules for other, comparable funds in the RiverSource Family of Funds, and (ii) Investment Management Services ("IMS") Agreement to reduce the fee by an amount at least equal to the amount of the increase in the fee under the Administrative Services Agreement. (IMS and Administration Agreements for Seligman Funds that are Selling Funds were not considered at this time.)

TRANSFER AGENCY AND SHAREHOLDER SERVICING, AND PLAN ADMINISTRATION. Approval of a transition to RiverSource Service Corporation (RSC) as the Seligman Funds' transfer and shareholder servicing agent, including adoption of the fee structure paid by other funds in the RiverSource Family of Funds. The Seligman Funds previous transfer and shareholder servicing agent allocated 100% of its expense to the Seligman Funds that benefited from the services it provided. Under the new pricing structure, fees are either asset based (Class R2 and Class
R5) or account based (Class A, Class B and Class C). See the Reorganization SAI for more information. For Class R2 shares, approval of this pricing structure included adoption of a Plan Administration Agreement, which includes an asset based fee.

CUSTODY AND SECURITIES LENDING. Approval of a transition from State Street Bank & Trust, Co. to JPMorgan Bank, N.A. ("JPMorgan") as custodian, and approval of JPMorgan as securities lending agent. (The Seligman Funds did not previously have securities lending arrangements.)

SHAREHOLDER SERVICE POLICIES. Approval of changes to certain shareholder service policies establishing a consistent shareholder experience across the combined RiverSource Family of Funds. Certain of these changes are described below (newly applicable shareholder service policies are set forth in Exhibit C):

Class A at Net Asset Value. Adopt a uniform set of investor classes eligible for waiver of Class A share front-end sales load across RiverSource Family of Funds.

Class A Front-End Sales Load and Breakpoint Structure. Adopt (i) a uniform breakpoint schedule for fixed-income and equity funds, increasing the first and second breakpoint from fixed-income and equity funds, respectively, from 4.5% to 4.75%, and (ii) a uniform dealer reallowance structure, paying out to financial intermediaries a maximum of 2.15% instead of 2.25% at the fourth breakpoint (no impact to shareholders).

Class B Contingent Deferred Sales Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class B shares across RiverSource Family of Funds.

Class B Conversion to Class A. Adopt a uniform time horizon for conversion from Class B shares to Class A shares in the month after the eighth year of ownership. For Class B shares sold prior to the change, previous conversion rules apply.

Class C Contingent Deferred Sale Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class C shares across RiverSource Family of Funds.

Class R (Re-designated Class R2) Contingent Deferred Sales Charge. Eliminate the CDSC on Class R (re-designated Class R2) shares.

Repurchase Policy. Adopt repurchase policy of 90 days and require that, for Class B shares sold, repurchases will be put into Class A shares at net asset value.


                                       D.1

                       THIS PAGE LEFT BLANK INTENTIONALLY

EXHIBIT E

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the terms of the Articles of Incorporation and By-Laws of Seligman Common Stock Fund, Inc. and RiverSource Large Cap Series, Inc., of which each of RiverSource Large Cap Equity Fund and RiverSource Disciplined Equity Fund is a series.

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Under the Maryland General Corporation     Under Minnesota law, a shareholder's
LIABILITY:      Law ("MGCL"), a stockholder of a           liability to the corporation or its
                corporation is not obligated to the        creditors is limited to paying the
                corporation or its creditors with          amount agreed to be paid for the shares
                respect to the stock, except to the        which the shareholder holds or has
                extent that the subscription price or      agreed to purchase.
                other agreed upon price for the stock
                has not been paid or liability is
                otherwise imposed under the MGCL.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     On each matter submitted to vote of the    At all meetings of the shareholders,
VOTING          stockholders, each holder of a share of    each shareholder of record entitled to
RIGHTS:         any series or class issued by the          vote is entitled to one vote for each
                corporation ("Common Stock") is            dollar of net asset value (number of
                entitled to one vote for each share        shares owned time net asset value per
                standing held irrespective of the          share) and each fractional dollar
                series of Common Stock ("Series") and      amount is be entitled to a
                all shares of all Series will vote as a    proportionate fractional vote.
                single class ("Single Class Voting");
                except, that (a) as to any matter          Shareholders have the power to vote (i)
                requiring a separate vote of any Series    for the election of directors; (ii) on
                by the 1940 Act or would be required       most amendments to the corporation's
                under the MGCL, the requirements as to     Articles of Incorporation and on
                a separate vote by that Series apply in    certain amendments to the corporation's
                lieu of Single Class Voting as             By-Laws; (iii) on certain proposed
                described above; (b) in the event that     mergers and exchanges to which the
                the separate vote requirements referred    corporation is a party; (iv) on the
                to in (a) above apply with respect to      proposed sale of all or substantially
                one or more Series, then, subject to       all of the corporation's property and
                (c) below, the shares of all other         assets not in the usual and regular
                Series will vote as a single class; and    course of its business; and (v) on the
                (c) as to any matter which does not        proposed dissolution of the
                affect the interest of a particular        corporation.
                Series, only the holders of shares of
                the one or more affected Series will be    At all elections of directors, each
                entitled to vote. Holders of shares of     shareholder is entitled to as many
                Common Stock of the corporation are not    votes equal to the number of dollars of
                be entitled to cumulative voting in the    net asset value of shares owned
                election of Directors or on any other      multiplied by the number of directors
                matter.                                    to be elected and may cast all of such
                                                           votes for a single director or may
                As to any matter with respect to which     distribute them among the number to be
                a separate vote of any class is            voted for, or any two or more of them.
                required by the 1940 Act or by MGCL
                (including, without limitation,            The standard form of certifying
                approval of any plan, agreement or         resolution creating rights and
                other arrangement relating to              preferences for series of capital stock
                expenses), such requirement as to a        provides that each share may be voted
                separate vote by the class applies in      by series (i) as required by the
                lieu of single class voting, and, if       provisions of the 1940 Act, as amended,
                permitted by the 1940 Act or any rules,    and all rules and regulations
                regulations or orders thereunder and       promulgated thereunder; (ii) when the
                MGCL, all classes of a particular          Board determines that a matter affects
                Series vote together as a single class     series in a materially different way;
                on any matter that has the same effect     or (iii) when the Board determines a
                on each class of that Series. As to any    matter affects only one or some of the
                matter that does not affect the            series. In addition, under Minnesota
                interest of a particular class, only       law, shareholders are entitled to vote
                the holders of shares of the affected      as separate series or classes with
                class are entitled to vote.                respect to certain amendments to the
                                                           corporation's Articles of Incorporation
                                                           and on certain mergers and exchanges to
                                                           which the corporation is a party.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Regular stockholder meetings are not       Regular shareholder meetings are not
MEETINGS:       required, unless stockholders are          required; however, a majority of
                required to meet for the purposes of       directors present at a duly held
                electing directors pursuant to the 1940    meeting may call a regular meeting of
                Act.                                       shareholders by fixing the date, time
                                                           and place for a meeting.
                The chairman of the board, president,
                chief executive officer or Board of        If a regular meeting of shareholders
                Directors may call a special meeting of    has not been held during the
                the stockholders. In addition, a           immediately preceding 15 months, a
                special meeting of stockholders shall      shareholder or shareholders holding
                be called by the secretary of the          three percent or more of the voting
                corporation on the written request of      power of all shares entitled to vote
                stockholders holding at least a            may demand a regular meeting of
                majority of the voting power of all        shareholders by written notice of
                shares entitled to vote. The               demand given to the chief executive
                stockholders must send written notice      officer or chief financial officer.
                to the secretary and other procedural      Within 30 days after receipt of the
                requirements must be met.                  demand by one of those officers, the
                                                           Board must cause a regular meeting of
                The secretary of the Corporation will      shareholders to be called and held on
                also call a special meeting of the         notice no later than 90 days after
                stockholders on the written request of     receipt of the demand, all at the
                stockholders entitled to cast not less     expense of the Fund.
                than a majority of all the votes
                entitled to be cast at such meeting.       Special meetings of the shareholders
                Any stockholder of record seeking to       may be called at any time as provided
                have stockholders request a special        for by the laws of the State of
                meeting must send written notice to the    Minnesota.
                secretary (the "Record Date Request
                Notice") requesting the Board of
                Directors to fix a record date to
                determine the stockholders entitled to
                request a special meeting (the "Request
                Record Date").  The Record Date Request
                Notice must

--------------------------------------------------------------------------------------------------


                                       E.1

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                state the purpose of the meeting and       In addition, a special meeting of
                the matters proposed to be acted on it,    shareholders may be called at any time
                signed by one or more stockholders of      by a shareholder or shareholders
                record as of the date of signature,        holding ten percent or more of the
                bear the date of signature of each such    voting power of all shares entitled to
                stockholder (or their agent) and state     vote, except that a special meeting for
                all information that must be disclosed     the purpose of considering any action
                in solicitations of proxies for            to directly or indirectly facilitate or
                election of directors in an election       effect a business combination must be
                contest (even if an election contest is    called by 25% or more of the voting
                not involved), or is otherwise             power of all shares entitled to vote.
                required, pursuant to Regulation 14A
                (or any successor provision) under the
                Securities Exchange Act of 1934, as
                amended (the "Exchange Act"). Upon
                receiving the Record Date Request
                Notice, the Board of Directors may fix
                a Request Record Date that may not
                precede and also not be more than ten
                days after the close of business on the
                date on which the resolution fixing the
                Request Record Date is adopted by the
                Board of Directors.  If the Board of
                Directors, within ten days after the
                date on which a valid Record Date
                Request Notice is received, fails to
                adopt a resolution fixing the Request
                Record Date, the Request Record Date
                shall be the close of business on the
                tenth day after the first date on which
                the Record Date Request Notice is
                received by the secretary.

                In order for any stockholder to request
                a special meeting, one or more written
                requests for a special meeting signed
                by stockholders of record (or their
                agents) as of the Request Record Date
                entitled to cast not less than a
                majority (the "Special Meeting
                Percentage") of all of the votes
                entitled to be cast at such meeting
                (the "Special Meeting Request") must be
                delivered to the secretary.
                Additionally, the Special Meeting
                Request (a) shall set forth the purpose
                of the meeting and the matters proposed
                to be acted on at it (which is limited
                to the lawful matters set forth in the
                Record Date Request Notice received by
                the secretary), (b) shall bear the date
                of signature of each such stockholder
                (or such agent) signing the Special
                Meeting Request, (c) shall set forth
                the name and address, as they appear in
                the Corporation's books, of each
                stockholder signing such request (or on
                whose behalf the Special Meeting
                Request is signed) and the class,
                series and number of all shares of
                stock of the Corporation which are
                owned by each such stockholder, and the
                nominee holder for, and number of,
                shares owned by such stockholder
                beneficially but not of record, (d)
                shall be sent to the secretary by
                registered mail, return receipt
                requested, and (e) shall be received by
                the secretary within 60 days after the
                Request Record Date. Any stockholder
                requesting a special stock holder
                meeting may revoke his, her or its
                request for a special meeting at any
                time by written revocation delivered to
                the secretary.

                The secretary will inform the
                requesting stockholders of the
                reasonably estimated cost of preparing
                and mailing the notice of meeting
                (including the Corporation's proxy
                materials). The secretary shall not be
                required to call a special meeting upon
                stockholder request and such meeting
                shall not be held unless, in addition
                to the aforementioned documents, the
                secretary receives payment of such
                reasonably estimated cost prior to the
                mailing of any notice of the meeting.

                Any stockholder requested meeting may
                not be more than 90 days after the
                record date for the meeting.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     The presence in person or by proxy of      The holders of at least ten percent
QUORUM:         the holders of record of one-third of      (10%) of the shares outstanding and
                the shares of all Series and classes       entitled to vote, present in person or
                issued and outstanding and entitled to     by proxy, constitute a quorum, but the
                vote at a meeting constitute a quorum      holders of a smaller amount may adjourn
                except as otherwise provided by law or     without further notice, other than by
                the articles of incorporation.  Where      notice at the time, until a quorum is
                the holders of shares of any Series or     secured at any such adjourned meeting.
                class are entitled to vote separately      In case a quorum is not present, the
                as a class, the presence in person or      meeting may be adjourned without notice
                by proxy of the holders of one-third of    other than by notice at the meeting. At
                the shares of that separate class          any adjourned meeting at which a quorum
                issued and outstanding and entitled to     may be present, any business may be
                vote at the meeting constitutes a          transacted which might have been
                quorum for that vote.                      transacted at the meeting as originally
                                                           called.
                If a quorum is not present or
                represented at the meeting, the holders
                of a majority of the shares present in
                person or by proxy and entitled to vote
                have the power to adjourn the

--------------------------------------------------------------------------------------------------


                                       E.2

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                meeting without notice other than
                announcement at the meeting, until a
                quorum is present.  If, however, such
                quorum shall not be present at any
                meeting of the stockholders, the
                stockholders or the chairman of the
                meeting shall have the power to adjourn
                the meeting from time to time to a date
                not more than 120 days after the
                original record date without notice
                other than announcement at the meeting.
                At any adjourned meeting at which a
                quorum may be present, any business may
                be transacted which might have been
                transacted at the meeting as originally
                called.

                The absence from any meeting of
                stockholders of the number of shares in
                excess of one-third of the shares of
                all Series and classes, or of the
                affected Series, class or classes, as
                the case may be, which may be required
                by the laws of the State of Maryland,
                the 1940 Act or any other applicable
                law or the Articles of Incorporation,
                for action upon any given matter will
                not prevent action of such meeting upon
                any other matter or matters which may
                properly come before the meeting, if
                there shall be present thereat, in
                person or by proxy, holders of the
                number of shares required for action in
                respect of such other matter or
                matters. Notwithstanding any provision
                of law requiring any action to be taken
                or authorized by the holders of a
                greater proportion than a majority of
                the shares of all Series and classes or
                of the shares of a particular Series,
                class or classes, as the case may be,
                entitled to vote thereon, such action
                will be valid and effective if taken or
                authorized by the affirmative vote of
                the holders of a majority of the shares
                of all Series and classes or of such
                particular Series, Class or classes, as
                the case may be, outstanding and
                entitled to vote thereon.

                The stockholders present either in
                person or by proxy, at a meeting which
                has been duly called and convened, may
                continue to transact business until
                adjournment, notwithstanding the
                withdrawal of enough stockholders to
                leave less than a quorum.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Under the MGCL, if authorized by the       An action required or permitted to be
CONSENT:        charter of the corporation, the holders    taken at a shareholder meeting may be
                of common stock entitled to vote           taken by written action signed, or
                generally in the election of directors     consented to by authorized electronic
                may take action or consent to any          communication, by all of the
                action by delivering a consent in          shareholders entitled to vote on that
                writing or by electronic transmission      action. Such a written action is not
                of the stockholders entitled to cast       effective if it is signed or consented
                not less than the minimum number of        to by fewer than all the shareholders
                votes that would be necessary to           entitled to vote on the action.
                authorize or take the action at a
                stockholders meeting.  The
                corporation's charter does not
                authorize such action; therefore, any
                action required or permitted of
                stockholders must be taken at a
                meeting.
--------------------------------------------------------------------------------------------------
NOTICE TO       In general, stockholders entitled to       In general, shareholders who are
SHAREHOLDERS    vote at or notice of a stockholder         entitled to vote at a shareholder
OF RECORD       meeting must be given written notice of    meeting must be given notice of the
DATE:           at least 10 days and not more than 90      meeting at least 10 and not more than
                days before the meeting.  Unless           60 days before the meeting. In certain
                otherwise required by statute, any         cases, the notice of meeting must
                business may be conducted at the annual    include specified information required
                meeting without being designated in the    by Minnesota law. The Board can
                notice.  No business may be transacted     establish a record date for determining
                at a special meeting of stockholders       the shareholders who are entitled to
                except as specifically designated in       vote at a shareholder meeting. The
                the notice.                                record date cannot be more than 60 days
                                                           before the date of the meeting.
                The directors may set a record date for
                the purpose of determining the
                stockholders entitled to notice of or
                to vote at a stockholder meeting.  The
                record date cannot be more than 90 days
                or less than 10 days before the date of
                the meeting. Instead of fixing a record
                date, the Board of Directors may close
                the stock transfer books for not more
                than 20 days.  If the stock transfer
                books are closed for this purpose, they
                must be closed for at least 10 days
                before the date of the meeting.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     A stockholder may cast the votes by the    At each shareholder meeting, the polls
PROXIES:        stockholder in person or by proxy          may be opened and closed, the proxies
                executed by the stockholder or by the      and ballots may be received and taken
                stockholder's duly authorized agent in     in charge, and all questions touching
                any manner permitted or not prohibited     the qualification of voters, the
                by law. The proxy or evidence of           validity of proxies, and acceptances or
                authorization of the proxy must be         rejections of votes may be decided by
                filed with the secretary of the            two inspectors of election.
                corporation before or at the meeting.
                No proxy is valid more than eleven
                months after its date unless otherwise
                provided in the proxy.

--------------------------------------------------------------------------------------------------


                                       E.3

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                                                           Minnesota law provides that
                                                           shareholders can submit proxies in
                                                           writing or by telephonic transmission
                                                           or authenticated electronic
                                                           communication. It also provides that
                                                           the Board can establish procedures
                                                           whereby a record holder can certify in
                                                           writing that another person is the
                                                           beneficial owner of shares, and the
                                                           beneficial owner then can vote the
                                                           shares or appoint a proxy.
--------------------------------------------------------------------------------------------------
DIRECTORS'      The corporation may amend the Articles     The Articles of Incorporation, or any
POWER TO        of Incorporation if a majority of all      provision hereof, may be amended,
AMEND           the shares at the time issued and          altered, changed or repealed in a
ARTICLES OF     outstanding of all classes or the          manner prescribed by the laws of the
INCORPORATI-    affected class or classes entitled to      State of Minnesota.
ON:             vote in favor of the amendment, or
                consent in writing to such amendment.      The Board, acting without shareholder
                                                           approval, can amend the corporation's
                                                           Articles of Incorporation to (i) change
                                                           the name of the corporation; (ii)
                                                           increase or decrease, but not below the
                                                           number of then-outstanding shares, the
                                                           aggregate number of shares the
                                                           corporation has authority to issue,
                                                           including shares of any class or
                                                           series; and (iii) amend or cancel a
                                                           certificate fixing the rights and
                                                           preferences of a class or series of
                                                           shares, but only when no shares of that
                                                           class or series are outstanding.

                                                           In all other cases, the corporation's
                                                           Articles of Incorporation only can be
                                                           amended with the approval of the
                                                           requisite shareholders.
--------------------------------------------------------------------------------------------------
TERMINATION     Under the MGCL, a majority of the          In order to dissolve a Minnesota
OF              entire board of directors of the           corporation, the affirmative vote of a
CORPORATION:    corporation proposing to dissolve the      majority of the voting power of all
                corporation shall (1) adopt a              shares entitled to vote is required. In
                resolution which declares that             order to discontinue an individual
                dissolution of the corporation is          class or series of shares without
                advisable; and (2) direct that the         dissolving the corporation, an
                proposed dissolution be submitted for      amendment to the corporation's Articles
                consideration at either an annual or a     of Incorporation would be required. In
                special meeting of the stockholders.       order to adopt such an amendment,
                Under the MGCL, unless the                 shareholders must approve the amendment
                corporation's charter provides a lesser    by the affirmative vote of the greater
                proportion of votes, but in no case        of (i) a majority of the voting power
                less than a majority of all votes          of the shares of that class or series
                entitled to be cast on the proposal,       present and entitled to vote or (ii) a
                the proposed dissolution shall be          majority of the voting power of the
                approved by the stockholders of the        minimum number of shares of such class
                corporation by the affirmative vote of     or series entitled to vote that would
                two-thirds of all the votes entitled to    constitute a quorum for the transaction
                be cast on the matter. The Seligmans       of business at the meeting (a
                Fund's charter provides that               "Minnesota Statutory Vote").
                notwithstanding any provision of law
                requiring any action to be taken or        The Board, acting without a shareholder
                authorized by the holders of a greater     vote, does not have the power to
                proportion than a majority of the          dissolve the corporation or to
                shares of all series and classes or of     discontinue an individual class or
                the shares of a particular series,         series of shares.
                class or classes, as the case may be,
                entitled to vote thereon, such action
                shall be valid and effective if taken
                or authorized by the affirmative vote
                of the holders of a majority of the
                shares of all series and classes or of
                such particular series, class or
                classes, as the case may be,
                outstanding and entitled to vote
                thereon.
--------------------------------------------------------------------------------------------------
MERGER OR       Under the MGCL, unless the                 In most cases, any merger or exchange
CONSOLIDATI-    corporation's charter provides a lesser    in which a Minnesota corporation is not
ON OF           proportion of votes, but in no case        the continuing entity, and any sale of
CORPORATION:    less than a majority of all votes          all or substantially all of the
                entitled to be cast on the proposal,       corporation's property and assets not
                any consolidation, merger, share           in the usual and regular course of its
                exchange, or transfer requires the         business, requires the affirmative vote
                affirmative vote of two-thirds of all      of a majority of the voting power of
                the votes entitled to be cast on the       all shares entitled to vote.
                matter. The Seligmans Fund's charter
                provides that notwithstanding any          Any sale of the assets belonging to an
                provision of law requiring any action      individual series of shares of a
                to be taken or authorized by the           Minnesota corporation in exchange for
                holders of a greater proportion than a     shares of another corporation or trust
                majority of the shares of all series       or shares of another series of the
                and classes or of the shares of a          corporation, while leaving other series
                particular series, class or classes, as    of the corporation outstanding, would
                the case may be, entitled to vote          require an amendment to the
                thereon, such action shall be valid and    corporation's Articles of
                effective if taken or authorized by the    Incorporation. In order to adopt such
                affirmative vote of the holders of a       an amendment, shareholders of that
                majority of the shares of all series       series would have to approve the
                and classes or of such particular          amendment by a Minnesota Statutory
                series, class or classes, as the case      Vote.
                may be, outstanding and entitled to
                vote thereon.

                A stockholder who has not received
                payment for his stock in connection
                with a merger, consolidation, share
                exchange or transfer may petition a
                court of equity in the county where the
                principal office of the corporation is
                located or where the resident agent of
                the successor is located, for an
                appraisal to determine the fair value
                of the stock.
--------------------------------------------------------------------------------------------------
REMOVAL OF      Under the MGCL, stockholders of the        Under Minnesota law, the Board can
DIRECTORS:      corporation may remove any director,       remove a director by a majority vote of
                with or without cause, by the              the remaining directors, but only if
                affirmative vote of a majority of all      the director was appointed by the Board
                the votes entitled to be cast generally    to fill a vacancy and has not
                for the election of directors.             subsequently been elected by
                                                           shareholders.

--------------------------------------------------------------------------------------------------


                                       E.4

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                                                           In all other cases, a director can only
                                                           be removed by shareholder vote. In
                                                           general, such removal requires the
                                                           affirmative vote of the holders of a
                                                           majority of the voting power of all
                                                           shares entitled to vote at an election
                                                           of directors. However, where a
                                                           corporation has cumulative voting (as
                                                           do the Funds), unless the entire Board
                                                           is removed simultaneously, a director
                                                           is not removed from the Board if there
                                                           are cast against removal of the
                                                           director the votes of a proportion of
                                                           the voting power sufficient to elect
                                                           the director at an election of the
                                                           entire Board under cumulative voting.
--------------------------------------------------------------------------------------------------
DIRECTOR        The Board of Directors may appoint from    From time to time the Board may, by
COMMITTEES:     among its members an Executive             resolution passed by a majority of the
                Committee, an Audit Committee, a Board     whole Board, appoint any other
                Operations Committee, a Nominating         committee or committees for any purpose
                Committee and other committees,            or purposes, which committee or
                composed of one or more directors to       committees will have such powers as
                serve at the pleasure of the Board of      specified in the resolution of
                Directors. Any director may give notice    appointment.
                to the Board of Directors at any time
                of his or her resignation from any         The corporation's By-Laws provide that
                committee on which he or she serves.       the Board may, by resolution passed by
                                                           a majority of the whole Board,
                The Board of Directors may delegate to     designate an Executive Committee of two
                committees appointed pursuant to the       or more directors, which may meet at
                Articles of Incorporation any of the       stated times or on notice to all by any
                powers of the Board of Directors,          of their number during intervals
                except as prohibited by law.               between meetings of the Board. The
                                                           Executive Committee will advise with
                Any action required or permitted to be     and aid the officers of the Fund in all
                taken at any meeting of a committee of     matters concerning its interests and
                the Board of Directors may be taken        the management of its business, and
                without a meeting, if a consent to such    generally perform such duties and
                action in writing or by electronic         exercise such powers as may be
                transmission is given by each member of    delegated to it from time to time by
                the committee and filed with the           the Board.
                minutes of proceedings of such
                committee.                                 The Board also may, by resolution
                                                           passed by a majority of the whole
                Subject to the previous sections, the      Board, appoint any other committee or
                Board of Directors has the power at any    committees for any purpose or purposes,
                time to change the membership of any       which committee or committees will have
                committee, to fill all vacancies, to       such powers as specified in the
                designate alternate members to replace     resolution of appointment. The quorum
                any absent or disqualified member or to    for such committee established by the
                dissolve any such committee. Subject to    Board is two members regardless of the
                the power of the Board of Directors,       number of members serving on the
                the members of a committee have the        committee. Under Minnesota law, the
                power to fill any vacancies on such        members of such other committees do not
                committee.                                 need to be directors.
--------------------------------------------------------------------------------------------------
DIRECTOR        The Fund's Articles of Incorporation       To the full extent permitted by the
LIABILITY:      provide that a director or officer of      laws of the State of Minnesota, as now
                the corporation will not be liable to      existing or hereafter amended, no
                the corporation or its stockholders for    director of the Fund will be liable to
                monetary damages for breach of             the Fund or to its shareholders for
                fiduciary duty as a director or            monetary damages for breach of
                officer, except to the extent such         fiduciary duty as a director but such
                exemption from liability or limitation     limit on liability will be permitted by
                thereof is not permitted by law            only to the extent allowable under the
                (including the 1940 Act).                  provisions of the 1940 Act.

                Under the MGCL, the foregoing provision    Under Minnesota law, the foregoing
                is not effective to eliminate a            provision is not effective to eliminate
                director's personal liability to the       a director's personal liability to the
                Funds or its shareholders for, among       Funds or its shareholders for, among
                other things, any act or omission of       other things, (i) any breach of the
                the director that was material to the      director's duty of loyalty to the
                matter giving rise to a threatened,        corporation or its shareholders; (ii)
                pending or completed action, suit or       acts or omissions not in good faith or
                proceeding, whether civil, criminal,       that involve intentional misconduct or
                administrative, or investigative           knowing violation of law; or (iii) any
                ("Proceeding"), and (1) was committed      transaction from which the director
                in bad faith; or (2) was the result of     derived an improper personal benefit.
                active and deliberate dishonesty; or
                (ii) the director actually received an
                improper personal benefit in money,
                property, or services; or (iii) in the
                case of any criminal proceeding, the
                director had reasonable cause to
                believe that the act or omission was
                unlawful.

                Under the MGCL, the charter of a
                Maryland corporation may include any
                provision expanding or limiting the
                liability of its directors to the
                corporation or its stockholders for
                money damages, but may not include any
                provision that restricts or limits the
                liability of its directors to the
                corporation or its stockholders: (A) to
                the extent that it is proved that the
                person actually received an improper
                benefit or profit in money, property,
                or services for the amount of the
                benefit or profit in money, property,
                or services actually received; or (B)
                to the extent that a judgment or other
                final adjudication adverse to the
                person is entered in a proceeding based
                on a finding in the proceeding that the
                person's action, or failure to act, was
                the result of active and deliberate
                dishonesty and was material to the
                cause of action adjudicated in the
                proceeding.

--------------------------------------------------------------------------------------------------


                                       E.5

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
DIRECTOR        The corporation will indemnify to the      The Fund will indemnify any person who
INDEMNIFICA-    fullest extent permitted by law any        was or is a party and is threatened to
TION:           person made or threatened to be made a     be made a party, by reason of the fact
                party to any action, suit or               that she or he is or was a director,
                proceeding, whether criminal, civil,       officer, employee or agent of the Fund,
                administrative or investigative, by        or is or was serving at the request of
                reason of the fact that such person is     the Fund as a director, officer,
                or was a director, officer or employee     employee or agent of another company,
                of the corporation or serves or served     partnership, joint venture, trust or
                at the request of the corporation any      other enterprise, to any threatened,
                other enterprise as a director, officer    pending or completed action, suit or
                or employee. To the fullest extent         proceeding, wherever brought, and the
                permitted by law, expenses incurred by     Fund may purchase liability insurance
                any such person in defending any such      and advance legal expenses, all to the
                action, suit or proceeding will be paid    fullest extent permitted by the laws of
                or reimbursed by the corporation           the State of Minnesota. Any
                promptly, provided that such person        indemnification hereunder will not be
                agrees to repay such expenses if it is     exclusive of any other rights of
                ultimately determined that such person     indemnification to which the directors,
                is not entitled to be indemnified by       officers, employees or agents might
                the corporation. The articles of           otherwise be entitled. No
                incorporation may not be amended to        indemnification will be made in
                adversely affect this protection. These    violation of the 1940 Act.
                provisions do not waive compliance with
                the Securities Act of 1933 or the 1940     Under Minnesota law, a corporation is
                Act or other valid rule, regulation or     required to indemnify and advance
                order of the SEC.                          expenses to present and former
                                                           directors against judgments, penalties,
                Under the MGCL, a corporation may          fines, settlements and reasonable
                indemnify a director made a party to       expenses, including attorneys' fees and
                any Proceeding by reason of service in     disbursements, if they are made parties
                that capacity unless found liable under    to a legal proceeding by virtue of
                provisions (1) and (2) under "Director/    their position as directors. However,
                Trustee Liability".  Indemnification       indemnification and advances are not
                may be against judgments, penalties,       required or permitted if a director
                fines, settlements, and reasonable         engaged in specified disabling conduct.
                expenses actually incurred by the
                director in connection with the            The corporation's Articles of
                proceeding. However, if the proceeding     Incorporation and By-Laws provide that
                was one by or in the right of the          each person made or threatened to be
                corporation, indemnification may not be    made a party to or who is involved
                made in respect of any proceeding in       (including, without limitation, as a
                which the director shall have been         witness) in any actual or threatened
                adjudged to be liable to the               action, suit or proceeding whether
                corporation.                               civil, criminal, administrative,
                                                           arbitration, or investigative,
                The Corporation's By-Laws provide to       including a proceeding by or in the
                the maximum extent permitted by            right of the Fund by reason of the
                Maryland law, as in effect from time to    former or present capacity as a
                time, the Corporation shall indemnify      director or officer of the Fund or who,
                and, without requiring a preliminary       while a director or officer of the
                determination of the ultimate              Fund, is or was serving at the request
                entitlement to indemnification, shall      of the Fund or whose duties as a
                pay or reimburse reasonable expenses in    director or officer involve or involved
                advance of final disposition of a          service as a director, officer,
                proceeding to (a) any individual who is    partner, trustee or agent of another
                a present or former director or officer    organization or employee benefit plan,
                of the Corporation and who is made, or     whether the basis of any proceeding is
                threatened to be made, a party to the      alleged action in an official capacity
                proceeding by reason of his or her         or in any capacity while serving as a
                service in any such capacity or (b) any    director, officer, partner, trustee or
                individual who, while a director or        agent, will be indemnified and held
                officer of the Corporation and at the      harmless by the Fund to the full extent
                request of the Corporation, serves or      authorized by laws of the State of
                has served as a director, officer,         Minnesota, as the same or may hereafter
                partner or trustee of another              be amended (but, in the case of any
                corporation, or a real estate              such amendment, only to the extent that
                investment trust, partnership, joint       such amendment permits the Fund to
                venture, trust, employee benefit plan      provide broader indemnification rights
                or other enterprise and who is made, or    than the law permitted the Fund to
                threatened to be made, a party to the      provide prior to such amendment), or by
                proceeding by reason of his or her         any other applicable law as then in
                service in any such capacity.  The         effect, against judgments, penalties,
                Corporation may, with the approval of      fines including, without limitation,
                its Board of Directors or any duly         excise taxes assessed against the
                authorized committee thereof, provide      person with respect to an employee
                such indemnification and advance for       benefit plan, settlements and
                expenses to a person who served a          reasonable expenses, including
                predecessor of the Corporation in any      attorneys' fees and disbursements,
                of the capacities described in (a) or      incurred in connection therewith and
                (b) above and to any employee or agent     the indemnification will continue as to
                of the Corporation or a predecessor of     any person who has ceased to be a
                the Corporation.  The termination of       director or officer and will inure to
                any claim, action, suit or other           the benefit of the person's heirs,
                proceeding involving any person, by        executors and administrators provided,
                judgment, settlement (whether with or      however, in an action brought against
                without court approval) or conviction      the Fund to enforce rights to
                or upon a plea of guilty or nolo           indemnification, the director or
                contendere, or its equivalent, shall       officer will be indemnified only if the
                not create a presumption that such         action was authorized by the Board of
                person did not meet the standards of       the Fund. The right to indemnification
                conduct required for indemnification or    conferred by these provisions is a
                payment of expenses to be required or      contract right and includes the right
                permitted under Maryland law, the By-      to be paid by the Fund in advance of
                laws or the charter of the Corporation.    the final disposition of a proceeding
                Any indemnification or advance of          for expenses incurred in connection
                expenses made pursuant to the By-laws      therewith provided, however, such
                shall be subject to applicable             payment of expenses will be made only
                requirements of the 1940 Act.  The         upon receipt of a written undertaking
                indemnification and payment of expenses    by the director or officer to repay all
                provided in the Bylaws shall not be        amounts so paid if it is ultimately
                deemed exclusive of or limit in any way    determined that the director or officer
                other rights to which any person           is not entitled to indemnification.
                seeking indemnification or payment of
                expenses may be or may become entitled     Each person who upon written request to
                under any bylaw, regulation, insurance,    the Funds has not received payment
                agreement or otherwise.                    within thirty days may at any time
                                                           thereafter bring suit against the Funds
                                                           to recover any unpaid amount and, to
                                                           the extent successful, in whole or in
                                                           part, will be entitled to be paid the
                                                           expenses of prosecuting such suit. Each
                                                           person will be presumed to be entitled
                                                           to indemnification upon filing a
                                                           written request for payment and the
                                                           Fund will have the burden of proof to
                                                           overcome the presumption that the
                                                           director or officer is not so entitled.
                                                           Neither the determination by the Fund,
                                                           whether by the Board, special legal
                                                           counsel or by shareholder, nor the
                                                           failure of the Fund to have made any
                                                           determination will be a defense or
                                                           create the presumption that the

--------------------------------------------------------------------------------------------------


                                       E.6

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                                                           director or officer is not entitled to
                                                           indemnification.

                                                           The right to indemnification and to the
                                                           payment of expenses prior to any final
                                                           determination will not be exclusive of
                                                           any other right which any person may
                                                           have or hereinafter acquire under any
                                                           statute, provision of the Articles of
                                                           Incorporation, by-law, agreement, vote
                                                           of shareholders or otherwise and
                                                           notwithstanding any provisions in the
                                                           Funds' By-Laws, the Funds are not
                                                           obligated to make any payment with
                                                           respect to any claim for which payment
                                                           is required to be made to or on behalf
                                                           of the director or officer under any
                                                           insurance policy, except with respect
                                                           to any excess beyond the amount of
                                                           required payment under such insurance
                                                           and no indemnification will be made in
                                                           violation of the provisions of the 1940
                                                           Act.
--------------------------------------------------------------------------------------------------
DIVIDENDS:      The Board of Directors may declare and     The corporation's Articles of
                pay dividends and distributions from       Incorporation provide that the
                income and capital gains, accrued or       directors may declare and pay dividends
                unrealized, from the assets belonging      in their discretion at any time and
                to a Series, at such times and in such     from time to time to the extent and
                manner as they may determine in their      from such sources as permitted by the
                discretion.                                laws of the State of Minnesota. Under
                                                           Minnesota law, the Board can authorize
                Dividends and distributions on shares      a dividend if it determines that the
                of a particular Series may be paid to      corporation will be able to pay its
                the holders of shares of the Series at     debts in the ordinary course of
                such times, in such manner and from        business after paying the dividend.
                such of the income and capital gains,
                accrued or realized, from the assets
                belonging to that Series, after
                providing for actual and accrued
                liabilities belonging to that Series,
                as the Board of Directors may
                determine.

                Dividends and other distributions upon
                the stock of the corporation may be
                authorized by the Board of Directors,
                subject to the provisions of law and
                the charter of the corporation.
                Dividends and other distributions may
                be paid in cash, property or stock of
                the corporation, subject to the
                provisions of law and the charter.
--------------------------------------------------------------------------------------------------
CAPITALIZAT-    The Board of Directors has the power       The amount of total authorized capital
ION:            and authority to increase or decrease,     stock of the Fund is $100,000,000,
                from time to time, the aggregate number    consisting of 10,000,000,000 shares of
                of shares of stock, or of any Series or    par value of one cent ($0.01) per
                class of stock, that the corporation       share. Any or all of said shares of
                has the authority to issue.                capital stock may be issued in such
                                                           classes or series with such
                With respect to Seligman Common Stock      designations, preferences and relative,
                Fund, Inc., the total number of shares     participating, optional or other
                of capital stock which the corporation     special rights, or qualifications,
                has authority to issue is 500,000,000      limitations or restrictions thereof, as
                shares (par value of $.50 per share),      is stated and expressed in a resolution
                amounting to an aggregate par value of     or resolutions providing for the issue
                $250,000,000.                              of such class or series of stock as may
                                                           be adopted from time to time by the
                                                           Fund's Board.
--------------------------------------------------------------------------------------------------
NUMBER OF       The number of directors will never be      There may be no less than two and not
DIRECTORS;      less than the greater of three and the     more than fifteen directors, as
VACANCIES:      minimum number required by the MGCL,       determined from time to time by the
                nor more than 20, and the tenure of a      Board. If a vacancy occurs on the Board
                directorship will not be affected by       by reason of death, resignation or
                any decrease in the number of              otherwise, such vacancy may be filled
                directors.                                 for the unexpired term by a majority
                                                           vote of the remaining directors, even
                Any vacancy occurring in the Board of      if the remaining number of directors is
                Directors for any cause other than by      less than a quorum.
                reason of an increase in the number of
                directors may be filled by a majority
                of the remaining members of the Board
                of Directors, even if such majority is
                less than a quorum. Any vacancy
                occurring by reason of an increase in
                the number of directors may be filled
                by a majority of the entire Board of
                Directors then in office. A director
                elected by the Board of Directors to
                fill a vacancy will be elected to hold
                office until the next annual meeting of
                stockholders and until his or her
                successor is elected and qualifies.
--------------------------------------------------------------------------------------------------
INDEPENDENT     The Articles of Incorporation and By-      The corporation's By-Laws require the
CHAIR OF THE    Laws do not require an independent         Board to elect one independent member
BOARD:          chair of the Board of Directors.           to serve as Chair of the Board whose
                                                           duties include serving as the lead
                                                           independent director.
--------------------------------------------------------------------------------------------------
INSPECTION      Under the MGCL, any stockholder or his     The Articles of Incorporation and By-
OF BOOKS AND    agent may inspect and copy during usual    Laws do not give shareholders any right
RECORDS:        business hours the corporation's By-       to inspect the books and records of the
                laws, minutes of the proceedings of the    corporation.
                stockholders, annual statements of
                affairs, and voting trust agreements on
                file at the corporation's principal        Minnesota law requires the corporation
                office.                                    (each Fund) to keep (i) a share
                                                           register containing the
                In addition, one or more persons who
                together are and for at least six
                months have been

--------------------------------------------------------------------------------------------------


                                       E.7

--------------------------------------------------------------------------------------------------
                    SELIGMAN COMMON STOCK FUND, INC.          RIVERSOURCE LARGE CAP SERIES, INC.
   POLICY                (MARYLAND CORPORATION)                    (MINNESOTA CORPORATION)
--------------------------------------------------------------------------------------------------
                stockholders of record of a least 5        names and addresses of its shareholders
                percent of the outstanding stock of any    and the number and classes of shares
                class of the corporation may, in person    held by each; (ii) records of all
                or by agent, on written request,           proceedings of shareholders for the
                inspect and copy during usual business     last three years; (iii) records of all
                hours the corporation's books of           proceedings of the Board for the last
                account and its stock ledger, present      three years; (iv) its Articles of
                to any officer or resident agent of the    Incorporation and By-Laws, as amended;
                corporation a written request for a        (v) certain financial statements that
                statement of its affairs, and in the       Minnesota law requires that the
                case of any corporation which does not     corporation (each Fund) to prepare;
                maintain the original or a duplicate       (vi) all reports to shareholders
                stock ledger at its principal office,      generally within the last three years;
                present to any officer or resident         and (vii) a statement of the names and
                agent of the corporation a written         usual business addresses of its
                request for a list of its stockholders.    directors and principal officers. The
                                                           Fund's shareholders and beneficial
                A stockholder with the right, under        owners have the right, upon written
                applicable law, to inspect the             demand stating the purpose, at any
                corporation's books of account, stock      reasonable time to examine and copy
                ledger, or other specified documents of    those records which are reasonably
                the corporation has no right to make an    related to the stated purpose, provided
                inspection if the Board of Directors       that the stated purpose is reasonably
                determines that the stockholder has an     related to the person's interest as a
                improper purpose for requesting the        shareholder or beneficial owner.
                inspection.
--------------------------------------------------------------------------------------------------




                                       E.8

EXHIBIT F

RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle, branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds and to Tri-Continental Corporation. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.


                                       F.1

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


                                                                           19830

PROXY                           RIVERSOURCE FUNDS                                              PROXY
                                 SELIGMAN FUNDS
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 2, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND(S) LISTED BELOW.

The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr., Scott R. Plummer and
Christopher O. Petersen, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the Fund(s) listed below held of record by the undersigned on April 3, 2009 at the Joint Special Meeting of Shareholders to be held on June
2, 2009 (the Meeting), and at any adjournment thereof. The undersigned hereby revokes any previous proxies with respect to such shares of the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE
UNDERSIGNED SHAREHOLDER(S), AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS
AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, INCLUDING, BUT NOT LIMITED TO,
PROPOSING AND/OR VOTING ON ADJOURNMENT OF THE MEETING WITH RESPECT TO THE PROPOSAL(S), INCLUDING,
BUT NOT LIMITED TO, IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF ANY PROPOSAL ARE NOT RECEIVED. IF
THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH NO VOTING INSTRUCTION AS TO THE PROPOSAL(S) ON
WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE
PROPOSAL(S).

                                                         VOTE VIA TELEPHONE: 1-866-241-6192
                                                         VOTE VIA THE INTERNET: www.proxy-direct.com

                                                         999 9999 9999 999 [_________________________]

                                                         NOTE: Please sign exactly as your name
                                                         appears on this Proxy Card and date it. If
                                                         signing for estates, trusts or
                                                         corporations, title or capacity should be
                                                         stated. If shares are held jointly, each
                                                         holder must sign.


                                                         -------------------------------------------
                                                         Signature

                                                         -------------------------------------------
                                                         Additional Signature (if held jointly)

                                                         -------------------------------------------
                                                         Date                       RSF_19830_040609

FUND                                          FUND
----                                          ----
RiverSource Large Cap Equity Fund             Seligman Common Stock Fund, Inc.

                                           VOTING OPTIONS
                     READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

      (GRAPHIC)             (GRAPHIC)                   (GRAPHIC)                      (GRAPHIC)
VOTE ON THE INTERNET      VOTE BY PHONE               VOTE BY MAIL                  VOTE IN PERSON
     LOG ON TO:        CALL 1-866-241-6192   VOTE, SIGN AND DATE THIS PROXY   ATTEND SHAREHOLDER MEETING
www.proxy-direct.com   FOLLOW THE RECORDED       CARD AND RETURN IN THE             MARQUETTE HOTEL
FOLLOW THE ON-SCREEN       INSTRUCTIONS           POSTAGE-PAID ENVELOPE          710 MARQUETTE AVENUE
    INSTRUCTIONS        AVAILABLE 24 HOURS                                       MINNEAPOLIS, MN 55402
 AVAILABLE 24 HOURS                                                                 ON JUNE 2, 2009

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO
MULTIPLE FUNDS. IF YOU DO NOT OWN SHARES OF A FUND, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL.
YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(S) FOR WHICH YOU OWN SHARES. IF YOU DO NOT
INDICATE YOUR VOTING INSTRUCTION FOR THE PROPOSALS THAT YOU ARE ENTITLED TO VOTE, YOUR PROXY WILL BE
VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE: [X]

[ ]  Mark this box to vote FOR ALL Proposals of fund(s) for which you own shares. (No other vote is necessary.)

1A.  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE LARGE CAP EQUITY FUND
     AND RIVERSOURCE DISCIPLINED EQUITY FUND.

                                                            FOR   AGAINST   ABSTAIN
     RiverSource Large Cap Equity Fund                      [ ]     [ ]       [ ]

1B.  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN COMMON STOCK FUND, INC. AND
     RIVERSOURCE DISCIPLINED EQUITY FUND.

                                                            FOR   AGAINST   ABSTAIN
     Seligman Common Stock Fund, Inc.                       [ ]     [ ]       [ ]

  IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR BOTH RIVERSOURCE AND SELIGMAN
                        FUNDS SHAREHOLDER MEETING TO BE HELD ON JUNE 2, 2009.
     THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT HTTPS://WWW.PROXY-DIRECT.COM/RFS19830

         EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE FOUR AVAILABLE OPTIONS!
                                          RSF_19830_040609

                        RIVERSOURCE LARGE CAP EQUITY FUND
                        SELIGMAN COMMON STOCK FUND, INC.

                      (COMBINED PROXY STATEMENT/PROSPECTUS)
                                                                  April 17, 2009

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS.

Q:   WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the reorganizations proposed in this combined proxy statement/prospectus.

Q:   IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors (the "Board") of each Fund listed above has reviewed these reorganizations and recommends that you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The reorganization (a "Reorganization") of RiverSource Large Cap Equity Fund or Seligman Common Stock Fund, Inc. (each a "Selling Fund" and together, the "Selling Funds"), as applicable, into RiverSource Disciplined Equity Fund (the "Buying Fund") as noted in the table below:

----------------------------------------------------------------------------------------------
 SELLING FUND                                    BUYING FUND
----------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund
-----------------------------------------------  RiverSource Disciplined Equity Fund
Seligman Common Stock Fund, Inc.
----------------------------------------------------------------------------------------------


If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the Buying Fund with the same aggregate net asset value as your Selling Fund shares at the time of the Reorganization. (Selling Funds and the Buying Funds may be individually or collectively referred to as a "Fund" or the "Funds".)

We encourage you to read the full text of the combined proxy statement/prospectus to obtain a more detailed understanding of the issues.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. and the investment manager of the Funds, recently purchased all of the outstanding capital stock of J. & W. Seligman & Co. Incorporated ("Seligman"), the former investment manager of the Seligman Funds, and became the investment manager of the Seligman Funds. In connection with the purchase of Seligman, the RiverSource Family of Funds now includes funds branded "Seligman" in addition to funds branded "RiverSource." RiverSource Investments has proposed that certain Seligman Funds and RiverSource Funds be reorganized into certain other Seligman Funds or RiverSource Funds. The Reorganization of each Selling Fund into the Buying Fund would result in a larger combined fund with similar investment objectives, principal investment strategies and fundamental investment policies, which will allow for more focused distribution, potentially increasing sales of and economies of scale in the combined fund. Additionally, following the Reorganization, expenses of the larger combined fund are expected to be lower than the expenses would have been for Seligman Common Stock Fund, Inc. and for RiverSource Large Cap Equity Fund.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the third quarter of 2009.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board of each Selling Fund recommends that you vote FOR the Reorganization of your Selling Fund.

Q:   HOW DO I VOTE?

You can vote in one of four ways:

-  By telephone

-  By internet

-  By mail with the enclosed proxy card

-  In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Funds' proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.

                       STATEMENT OF ADDITIONAL INFORMATION



                       RIVERSOURCE LARGE CAP SERIES, INC.

                       RiverSource Disciplined Equity Fund



                                 APRIL 17, 2009

This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by contacting your Fund's proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.

This SAI relates to the proposed reorganizations (each a "Reorganization") of RiverSource Large Cap Equity Fund or Seligman Common Stock Fund, Inc. (each a "Selling Fund" and together, the "Selling Funds") into RiverSource Disciplined Equity Fund (the "Buying Fund"), as noted in the table below:

                 SELLING FUND                                     BUYING FUND
----------------------------------------------------------------------------------------------
  RiverSource Large Cap Equity Fund
                                                RiverSource Disciplined Equity Fund
  Seligman Common Stock Fund, Inc. ("Seligman
  Common Stock Fund")


This SAI incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

1. The Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Disciplined Equity Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Disciplined Equity Fund, for the period ended Jan. 31, 2009;

2. The Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Large Cap Equity Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Large Cap Equity Fund, for the period ended Jan. 31, 2009;

3. The Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Common Stock Fund, Inc., for the period ended Dec. 31, 2008; and

4. The most recent Statement of Additional Information for RiverSource Disciplined Equity Fund, dated April 1, 2009.

TABLE OF CONTENTS

RIVERSOURCE DISCIPLINED EQUITY FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganization..................................    3
  Pro Forma Combining Statement of Assets and Liabilities.......................    4
  Pro Forma Combining Statement of Operations...................................    5
  Notes to Pro Forma Financial Statements.......................................    6
  Combined Portfolio of Investments.............................................    8

RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)

RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND)

SELIGMAN COMMON STOCK FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Jan. 31, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the three funds at and for the 12-month period ending Jan. 31, 2009. These statements have been derived from financial statements prepared for RiverSource Disciplined Equity Fund, RiverSource Large Cap Equity Fund and Seligman Common Stock Fund as of Jan. 31, 2009. RiverSource Disciplined Equity Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. RiverSource Large Cap Equity Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase, which includes income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. Seligman Common Stock Fund invests primarily in common stocks of larger U.S. companies with market capitalizations over $3 billion at the time of purchase that are broadly diversified among a number of industries.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund would be exchanged for share classes of RiverSource Disciplined Equity Fund.

                  SELLING FUNDS                                              BUYING FUND
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class A                   RiverSource Disciplined Equity Fund Class A
--------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund Class A                          RiverSource Disciplined Equity Fund Class A
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class B                   RiverSource Disciplined Equity Fund Class B
--------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund Class B                          RiverSource Disciplined Equity Fund Class B
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class C                   RiverSource Disciplined Equity Fund Class C
--------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund Class C                          RiverSource Disciplined Equity Fund Class C
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class I                   RiverSource Disciplined Equity Fund Class I
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class R2                  RiverSource Disciplined Equity Fund Class R2
--------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund Class R*                         RiverSource Disciplined Equity Fund Class R2
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class R3                  RiverSource Disciplined Equity Fund Class R3
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class R4                  RiverSource Disciplined Equity Fund Class R4
--------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund Class R5                  RiverSource Disciplined Equity Fund Class R5
--------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund Class I*                         RiverSource Disciplined Equity Fund Class R5
--------------------------------------------------------------------------------------------------------



* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.

Note: RiverSource Disciplined Equity Fund also offers Class W shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Disciplined Equity Fund, as if the transaction had occurred at the beginning of the fiscal year ending Jan. 31, 2009.

RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)

RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND)

SELIGMAN COMMON STOCK FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                     RIVERSOURCE      RIVERSOURCE
                                                                                                     DISCIPLINED      DISCIPLINED
                                                      RIVERSOURCE      RIVERSOURCE      SELIGMAN     EQUITY FUND      EQUITY FUND
                                                      DISCIPLINED       LARGE CAP        COMMON       PRO FORMA        PRO FORMA
JAN. 31, 2009 (UNAUDITED)                             EQUITY FUND      EQUITY FUND     STOCK FUND    ADJUSTMENTS        COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                            $ 3,080,078,855  $ 2,692,173,898  $118,219,957  $         --    $ 5,890,472,710
    Affiliated money market fund                    $    38,574,554  $    65,890,575  $         --  $         --    $   104,465,129
    Investments of cash collateral received for
          securities on loan                        $   149,027,673  $   203,391,339  $         --  $         --    $   352,419,012
                                                    -------------------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers*                           $ 1,846,763,087  $ 2,059,825,946  $ 90,308,962  $         --    $ 3,996,897,995
    Affiliated money market fund                    $    38,574,554  $    65,890,575  $         --  $         --    $   104,465,129
    Investments of cash collateral received for
    securities on loan                              $   149,027,673  $   203,391,339  $         --  $         --    $   352,419,012
Cash (Note 2)                                                    --           22,382        72,682       (89,675)(g)          5,389
Foreign currency holdings (identified cost $652
    for RiverSource Large Cap Equity Fund)                       --              637            --            --                637
Capital shares receivable                                66,185,449          437,979           701            --         66,624,129
Dividends and accrued interest receivable                 2,055,385        3,595,532       107,672            --          5,758,589
Receivable for investment securities sold                93,236,508      130,663,058           705            --        223,900,271
Administrative services fees receivable (Note 2)                 --               --            --       248,157(c)         248,157
Other receivable (Note 2)                                        --               --            --       158,190(e)         158,190
Prepaid expenses                                                 --               --        87,134            --             87,134
Other assets                                                     --               --        17,205            --             17,205
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          2,195,842,656    2,463,827,448    90,595,061       316,672      4,750,581,837

-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                    3,547,314        2,380,003        33,688            --          5,961,005
Payable for investment securities purchased             158,103,932      128,505,375            --            --        286,609,307
Payable upon return of securities loaned                149,027,673      203,391,339            --            --        352,419,012
Variation margin payable                                  2,517,200        1,729,515            --            --          4,246,715
Payable to RiverSource Investments, LLC (Note 2)                 --               --            --     2,260,925(f)       2,260,925
Accrued investment management services fees (Note
    2)                                                       31,159           34,994        52,026     1,485,874(a)       1,604,053
Accrued distribution fees (Note 2)                           11,214           19,269        24,223            --             54,706
Accrued transfer agency fees (Note 2)                         8,253           23,709        44,593        94,638(b)         171,193
Accrued administrative services fees (Note 2)                 2,855            3,200            --        (6,055)(c)             --
Accrued plan administration services fees (Note 2)              546              495            --         6,964(d)           8,005
Other accrued expenses (Note 2)                             267,753          656,515       137,541    (1,061,809)(e)             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       313,517,899      336,744,414       292,071     2,780,537        653,334,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock  $ 1,882,324,757  $ 2,127,083,034  $ 90,302,990  $ (2,463,865)   $ 4,097,246,916
-----------------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource
  Disciplined Equity Fund and RiverSource Large
  Cap Equity Fund and $.50 par value for Seligman
  Common Stock Fund (Notes 2 and 3)                 $     5,262,532  $     8,112,130  $  8,433,721  $(10,355,492)(g)$    11,452,891
Additional paid-in capital (Notes 2 and 3)            3,403,669,559    4,419,558,829   196,127,703    10,265,817(g)   8,029,621,908
Undistributed (excess of distributions over) net
    investment income (Note 2)                           21,936,708      (11,741,239)      119,335    (2,374,190)         7,940,614
Accumulated net realized gain (loss)                   (313,048,070)  (1,649,118,429)  (86,466,774)           --     (2,048,633,273)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                 (1,235,495,972)    (639,728,257)  (27,910,995)           --     (1,903,135,224)
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                       $ 1,882,324,757  $ 2,127,083,034  $ 90,302,990  $ (2,463,865)   $ 4,097,246,916
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                 $   620,051,403  $ 1,767,428,770  $ 77,262,366  $ (2,047,265)   $ 2,462,695,274
                            Class B                 $    19,832,792  $   231,221,979  $  1,141,960  $   (267,831)   $   251,928,900
                            Class C                 $     1,814,010  $    11,202,974  $  6,373,918  $    (12,977)   $    19,377,925
                            Class I                 $   276,904,563  $    28,634,991           N/A  $    (33,169)   $   305,506,385
                            Class R2                $         2,365  $         2,177  $  1,563,648  $         (3)   $     1,568,187
                            Class R3                $         2,365  $         2,175           N/A  $         (3)   $         4,537
                            Class R4                $    77,831,387  $    70,551,113           N/A  $    (81,722)   $   148,300,778
                            Class R5                $         2,364  $    18,038,855  $  3,961,098  $    (20,895)   $    21,981,422
                            Class W                 $   885,883,508              N/A           N/A  $         --    $   885,883,508
Shares outstanding (Note 3):Class A shares              173,305,774      673,576,501    14,409,165            --        688,010,766
                            Class B shares                5,570,594       89,152,064       218,484            --         70,766,130
                            Class C shares                  512,826        4,332,812     1,217,746            --          5,474,384
                            Class I shares               77,058,471       10,885,950           N/A            --         85,025,552
                            Class R2 shares                     661              822       290,580            --            438,041
                            Class R3 shares                     661              822           N/A            --              1,268
                            Class R4 shares              21,684,784       26,500,390           N/A            --         41,314,141
                            Class R5 shares                     661        6,763,671       731,466            --          6,140,063
                            Class W shares              248,118,779              N/A           N/A            --        248,118,779
Net asset value per share of outstanding capital
    stock:                  Class A                 $          3.58  $          2.62  $       5.36  $         --    $          3.58
                            Class B                 $          3.56  $          2.59  $       5.23  $         --    $          3.56
                            Class C                 $          3.54  $          2.59  $       5.23  $         --    $          3.54
                            Class I                 $          3.59  $          2.63           N/A  $         --    $          3.59
                            Class R2                $          3.58  $          2.65  $       5.38  $         --    $          3.58
                            Class R3                $          3.58  $          2.65           N/A  $         --    $          3.58
                            Class R4                $          3.59  $          2.66           N/A  $         --    $          3.59
                            Class R5                $          3.58  $          2.67  $       5.42  $         --    $          3.58
                            Class W                 $          3.57              N/A           N/A  $         --    $          3.57
-----------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value            $   140,468,510  $   190,109,786  $         --  $         --    $   341,860,902
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)

RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND)

SELIGMAN COMMON STOCK FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                                 RIVERSOURCE     RIVERSOURCE
                                                                                                 DISCIPLINED     DISCIPLINED
                                                RIVERSOURCE       RIVERSOURCE       SELIGMAN     EQUITY FUND     EQUITY FUND
                                                DISCIPLINED        LARGE CAP         COMMON       PRO FORMA       PRO FORMA
YEAR ENDED JAN. 31, 2009 (UNAUDITED)            EQUITY FUND       EQUITY FUND      STOCK FUND    ADJUSTMENTS       COMBINED
 INVESTMENT INCOME
Income:
Dividends                                     $    70,229,899   $    95,813,703   $  2,931,747   $        --   $   168,975,349
Interest                                               27,854                --      2,374,222            --         2,402,076
Income distributions from affiliated money
  market fund                                       1,593,662         2,837,413             --            --         4,431,075
Fee income from securities lending                         --           611,735             --            --           611,735
  Less foreign taxes withheld                              --        (1,218,586)        (6,209)           --        (1,224,795)
------------------------------------------------------------------------------------------------------------------------------
Total income                                       71,851,415        98,044,265      5,299,760            --       175,195,440
------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)       14,317,409        15,722,276        990,777     1,485,874(a)     32,516,336
Distribution fees
     Class A                                        2,494,694         7,830,633        322,677            --        10,648,004
     Class B                                          381,250         4,677,972         22,841            --         5,082,063
     Class C                                           26,075           195,762        104,591            --           326,428
     Class R2                                              18                17         10,149            --            10,184
     Class R3                                              10                 9             --            --                19
     Class W                                        3,247,682                --             --            --         3,247,682
Transfer agency fees (Note 2)
     Class A                                        1,182,638         8,214,557        521,751       187,181(b)     10,106,127
     Class B                                           50,119         1,295,118          9,058       (66,042)(b)     1,288,253
     Class C                                            3,297            53,451         41,352       (16,637)(b)        81,463
     Class R2                                               2                 2          7,947        (6,932)(b)         1,019
     Class R3                                               2                 2             --            --                 4
     Class R4                                          58,140            86,220             --            --           144,360
     Class R5                                               2               738          5,767        (2,932)(b)         3,575
     Class W                                        2,598,145                --             --            --         2,598,145
Administrative services fees (Note 2)               1,470,070         1,892,136             --      (254,212)(c)     3,107,994
Plan administration services fees (Note 2)
     Class R2                                               9                 9             --         5,079(d)          5,097
     Class R3                                               9                 9             --            --                18
     Class R4                                         290,700           431,100             --         1,885(d)        723,685
Compensation of board members (Note 2)                 68,419            90,539         13,197        (7,238)(e)       164,917
Custodian fees (Note 2)                               247,104           502,920         50,758      (205,164)(e)       595,618
Printing and postage (Note 2)                         194,355         1,194,100         51,349      (971,332)(e)       468,472
Registration fees (Note 2)                            126,270            54,560         81,524        42,006(e)        304,360
Professional fees (Note 2)                             50,777           111,199         68,074      (107,657)(e)       122,393
Other (Note 2)                                        127,050           127,806         21,999        29,386(e)        306,241
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     26,934,246        42,481,135      2,323,811       113,265        71,852,457
  Expenses waived/reimbursed by RiverSource
     Investments, LLC (Note 2)                        (91,197)       (4,895,893)            --     2,260,925(f)     (2,726,165)
  Earnings and bank fee credits on cash
     balances                                         (27,810)         (138,402)            --            --          (166,212)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                 26,815,239        37,446,840      2,323,811     2,374,190        68,960,080
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    45,036,176        60,597,425      2,975,949    (2,374,190)      106,235,360
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                          (198,497,440)   (1,398,750,527)   (76,666,020)           --    (1,673,913,987)
  Foreign currency transactions                            --        28,771,365             --            --        28,771,365
  Futures contracts                               (20,013,885)      (31,491,717)            --            --       (51,505,602)
  Options contracts written                                --        (8,059,150)            --            --        (8,059,150)
  Swap transactions                                        --        (2,690,055)            --            --        (2,690,055)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments          (218,511,325)   (1,412,220,084)   (76,666,020)           --    (1,707,397,429)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and
  liabilities in foreign currencies            (1,170,114,325)     (641,022,494)   (12,477,310)           --    (1,823,614,129)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                   (1,388,625,650)   (2,053,242,578)   (89,143,330)           --    (3,531,011,558)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(1,343,589,474)  $(1,992,645,153)  $(86,167,381)  $(2,374,190)  $(3,424,776,198)
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE DISCIPLINED EQUITY FUND (BUYING FUND)

RIVERSOURCE LARGE CAP EQUITY FUND (SELLING FUND)

SELIGMAN COMMON STOCK FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Jan. 31, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the three funds at and for the 12-month period ending Jan. 31, 2009. These statements have been derived from financial statements prepared for the RiverSource Disciplined Equity Fund, RiverSource Large Cap Equity Fund and Seligman Common Stock Fund as of Jan. 31, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Disciplined Equity Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

RiverSource Large Cap Equity Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase, which includes income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

Seligman Common Stock Fund invests primarily in common stocks of larger U.S. companies with market capitalizations over $3 billion at the time of purchase that are broadly diversified among a number of industries.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund in exchange for Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Disciplined Equity Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Disciplined Equity Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Disciplined Equity Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment (PIA) for RiverSource Large Cap Equity Fund was removed and a new PIA adjustment was calculated based on the combined average net assets of the three funds and the RiverSource Disciplined Equity Fund PIA rate as of Jan. 31, 2009.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Large Cap Equity Fund and Seligman Common Stock Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the change in fees resulting from the Reorganization per the agreement (through July 31, 2009) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(g) Includes the impact of estimated Reorganization costs of $89,675, none of which are recurring expenses.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Disciplined Equity Fund as if the Reorganization were to have taken place on Jan. 31, 2009. The following table reflects the number of RiverSource Disciplined Equity Fund shares assumed to be issued to the shareholders of the RiverSource Large Cap Equity Fund and the Seligman Common Stock Fund.

                                            RIVERSOURCE             SELIGMAN             RIVERSOURCE                TOTAL
                                       LARGE CAP EQUITY FUND   COMMON STOCK FUND   DISCIPLINED EQUITY FUND        PRO FORMA
                                           SHARES ISSUED         SHARES ISSUED        SHARES OUTSTANDING     SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
Class A                                     493,147,344            21,557,648            173,305,774             688,010,766
-------------------------------------------------------------------------------------------------------------------------------
Class B                                      64,875,137               320,399              5,570,594              70,766,130
-------------------------------------------------------------------------------------------------------------------------------
Class C                                       3,162,347             1,799,211                512,826               5,474,384
-------------------------------------------------------------------------------------------------------------------------------
Class I                                       7,967,081                   N/A             77,058,471              85,025,552
-------------------------------------------------------------------------------------------------------------------------------
Class R2*                                           608               436,772                    661                 438,041
-------------------------------------------------------------------------------------------------------------------------------
Class R3                                            607                   N/A                    661                   1,268
-------------------------------------------------------------------------------------------------------------------------------
Class R4                                     19,629,357                   N/A             21,684,784              41,314,141
-------------------------------------------------------------------------------------------------------------------------------
Class R5*                                     5,034,001             1,105,401                    661               6,140,063
-------------------------------------------------------------------------------------------------------------------------------
Class W                                             N/A                   N/A            248,118,779             248,118,779
-------------------------------------------------------------------------------------------------------------------------------



* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Disciplined Equity Fund

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 COMMON STOCKS (97.5%)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
AEROSPACE &
DEFENSE
(0.7%)
AeorViron-
ment                  --         8,500          --         8,500(b,f)     $           --  $      315,010 $        --  $      315,010
American
Science &
Engineering           --         3,213          --         3,213                      --         250,614          --         250,614
Ceradyne              --        25,331          --        25,331(b,f)                 --         578,053          --         578,053
General
Dynamics         144,205       172,255(f)    8,767       325,227               8,180,750       9,772,027     497,352      18,450,129
Rockwell
Collins               --        33,368          --        33,368                      --       1,257,306          --       1,257,306
United
Technolo-
gies              64,197        99,020       4,466       167,683               3,080,814       4,751,970     214,323       8,047,107
                                                                         -----------------------------------------------------------
Total                                                                         11,261,564      16,924,980     711,675      28,898,219
                                                                         -----------------------------------------------------------




AIR FREIGHT
& LOGISTICS
(0.2%)
CH Robinson
Worldwide         92,540        95,986       6,071       194,597               4,254,989       4,413,437     279,144       8,947,570
Hub Group
Cl A                  --        16,373          --        16,373(b)                   --         371,667          --         371,667
Pacer Intl            --        46,242          --        46,242(f)                   --         397,681          --         397,681
                                                                         -----------------------------------------------------------
Total                                                                          4,254,989       5,182,785     279,144       9,716,918
                                                                         -----------------------------------------------------------

AIRLINES
(0.2%)
Alaska Air
Group                 --        31,558          --        31,558(b)                   --         831,869          --         831,869
Allegiant
Travel                --         8,541          --         8,541(b,f)                 --         305,426          --         305,426
AMR                   --        30,335          --        30,335(b)                   --         180,190          --         180,190
Continental
Airlines Cl
B                     --        14,891          --        14,891(b)                   --         200,582          --         200,582
Delta Air
Lines                 --        59,755          --        59,755(b)                   --         412,310          --         412,310
Hawaiian
Holdings              --        65,225          --        65,225(b)                   --         265,466          --         265,466
JetBlue
Airways               --        37,430          --        37,430(b)                   --         210,731          --         210,731
SkyWest               --        71,912          --        71,912                      --       1,125,423          --       1,125,423
Southwest
Airlines         273,867(f)    502,569(f)   23,235       799,671               1,925,285       3,533,059     163,342       5,621,686
UAL                   --        73,227          --        73,227(b)                   --         691,263          --         691,263
US Airways
Group                 --        81,594          --        81,594(b)                   --         462,638          --         462,638
                                                                         -----------------------------------------------------------
Total                                                                          1,925,285       8,218,957     163,342      10,307,584
                                                                         -----------------------------------------------------------

AUTO
COMPONENTS
(0.1%)
Cooper Tire
& Rubber              --        56,651          --        56,651(f)                   --         264,560          --         264,560
Exide
Technolo-
gies                  --        62,946          --        62,946(b)                   --         228,494          --         228,494
Fuel
Systems
Solutions             --         7,302          --         7,302(b,f)                 --         190,874          --         190,874
Goodyear
Tire &
Rubber                --       194,518          --       194,518(b)                   --       1,200,176          --       1,200,176
Johnson
Controls              --        65,605          --        65,605                      --         820,719          --         820,719
                                                                         -----------------------------------------------------------
Total                                                                                 --       2,704,823          --       2,704,823
                                                                         -----------------------------------------------------------

AUTOMOBILES
(0.2%)
Ford Motor     1,518,855       249,800          --     1,768,655(b,f)          2,840,260         467,126          --       3,307,386
General
Motors           561,121        62,539          --       623,660(f)            1,688,974         188,242          --       1,877,216
Harley-
Davidson         144,208(f)    164,139(f)   12,421       320,768               1,756,453       1,999,213     151,288       3,906,954
                                                                         -----------------------------------------------------------
Total                                                                          6,285,687       2,654,581     151,288       9,091,556
                                                                         -----------------------------------------------------------

BEVERAGES
(3.1%)
Brown-
Forman Cl B       42,720        56,384       4,790       103,894               1,939,915       2,560,397     217,514       4,717,826
Coca-Cola        568,927       631,980      29,646     1,230,553              24,304,561      26,998,186   1,266,477      52,569,224
PepsiCo          690,410       653,531      30,203     1,374,144              34,679,295      32,826,862   1,517,097      69,023,254
                                                                         -----------------------------------------------------------
Total                                                                         60,923,771      62,385,445   3,001,088     126,310,304
                                                                         -----------------------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED

BIOTECHNOL-
OGY (2.5%)
Amgen            397,145       405,762       9,036       811,943(b)       $   21,783,403  $   22,256,046 $   495,625  $   44,535,074
Celgene               --            --       4,510         4,510                      --              --     238,804         238,804
Cephalon          51,854(f)     45,699(f)    1,333        98,886(b)            4,002,092       3,527,049     102,881       7,632,022
CV
Therapeu-
tics                  --        32,590          --        32,590(b)                   --         510,034          --         510,034
Emergent
BioSolu-
tions                 --        13,873          --        13,873(b,f)                 --         304,235          --         304,235
Genentech             --        14,017          --        14,017(b)                   --       1,138,741          --       1,138,741
Gilead
Sciences         365,720       524,678      27,701       918,099(b)           18,567,604      26,637,901   1,406,380      46,611,885
Myriad
Genetics              --        19,227          --        19,227(b)                   --       1,433,757          --       1,433,757
NPS
Pharmaceu-
ticals                --        36,398          --        36,398(b)                   --         227,124          --         227,124
Vertex
Pharmaceu-
ticals                --         8,688          --         8,688(b,f)                 --         287,138          --         287,138
                                                                         -----------------------------------------------------------
Total                                                                         44,353,099      56,322,025   2,243,690     102,918,814
                                                                         -----------------------------------------------------------

BUILDING
PRODUCTS
(0.1%)
American
Woodmark              --        16,024          --        16,024(f)                   --         241,161          --         241,161
Insteel
Inds                  --        27,417          --        27,417(f)                   --         211,111          --         211,111
Masco            274,495       291,531      24,173       590,199               2,146,551       2,279,772     189,033       4,615,356
Owens
Corning               --         7,565          --         7,565(b)                   --         100,917          --         100,917
Trex                  --        11,677          --        11,677(b,f)                 --         172,703          --         172,703
                                                                         -----------------------------------------------------------
Total                                                                          2,146,551       3,005,664     189,033       5,341,248
                                                                         -----------------------------------------------------------

CAPITAL
MARKETS
(1.6%)
E*TRADE
Financial        256,004            --          --       256,004(b,f)            291,845              --          --         291,845
Goldman
Sachs Group       74,459       133,369       2,751       210,579               6,011,075      10,766,879     222,088      17,000,042
Knight
Capital
Group Cl A            --        24,027          --        24,027(b)                   --         433,207          --         433,207
Morgan
Stanley          998,145(f)  1,011,014(f)   48,417     2,057,576              20,192,472      20,452,814     979,476      41,624,762
Stifel
Financial             --        11,707          --        11,707(b,f)                 --         410,213          --         410,213
SWS Group             --        45,991          --        45,991(f)                   --         673,768          --         673,768
State
Street           155,918            --          --       155,918(f)            3,628,212              --          --       3,628,212
T Rowe
Price Group       28,175            --          --        28,175                 777,067              --          --         777,067
                                                                         -----------------------------------------------------------
Total                                                                         30,900,671      32,736,881   1,201,564      64,839,116
                                                                         -----------------------------------------------------------

CHEMICALS
(1.7%)
Ashland               --        21,801          --        21,801                      --         174,844          --         174,844
Balchem               --        10,066          --        10,066(f)                   --         224,774          --         224,774
CF Inds
Holdings          31,771        28,881       4,055        64,707               1,493,237       1,357,407     190,585       3,041,229
Dow
Chemical       1,666,654     1,772,219      71,320     3,510,193              19,316,519      20,540,017     826,599      40,683,135
Ecolab            34,297        19,484          --        53,781               1,164,726         661,677          --       1,826,403
EI du Pont
de Nemours
& Co             125,659       108,801       8,185       242,645               2,885,131       2,498,071     187,928       5,571,130
Innophos
Holdings              --        15,945          --        15,945                      --         241,248          --         241,248
Monsanto              --            --       5,638         5,638                      --              --     428,826         428,826
OM Group              --        16,873          --        16,873(b,f)                 --         326,999          --         326,999
PPG Inds          66,308(f)     77,165       4,644       148,117               2,491,855       2,899,861     174,522       5,566,238
Praxair          157,495            --          --       157,495(f)            9,805,639              --          --       9,805,639
Sigma-
Aldrich               --        56,009          --        56,009                      --       2,020,805          --       2,020,805
Solutia               --        48,200          --        48,200(b,f)                 --         188,462          --         188,462
Stepan                --         6,925          --         6,925(f)                   --         254,078          --         254,078
Westlake
Chemical              --        14,332          --        14,332(f)                   --         195,918          --         195,918
WR Grace &
Co                    --       100,680          --       100,680(b)                   --         580,924          --         580,924
                                                                         -----------------------------------------------------------
Total                                                                         37,157,107      32,165,085   1,808,460      71,130,652
                                                                         -----------------------------------------------------------

COMMERCIAL
BANKS
(1.4%)
BancFirst             --         6,108          --         6,108(f)                   --         217,567          --         217,567
Banco
Santander
ADR               83,264            --          --        83,264(c)              652,792              --          --         652,792
BB&T             289,577(f)    292,392(f)   12,006       593,975               5,730,729       5,786,437     237,599      11,754,765
Comerica         118,453       125,875          --       244,328               1,973,427       2,097,078          --       4,070,505
Community
Trust
Bancorp               --         6,575          --         6,575                      --         183,903          --         183,903
Fifth Third
Bancorp          601,610       606,788      28,659     1,237,057               1,437,848       1,450,223      68,495       2,956,566

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
First
BanCorp               --        15,522          --        15,522(c,f)     $           --  $      110,361 $        --  $      110,361
First
Citizens
BancShares
Cl A                  --           949          --           949                      --         132,727          --         132,727
First
Financial             --         7,250          --         7,250(f)                   --         240,338          --         240,338
First
Financial
Bankshares            --         9,490          --         9,490(f)                   --         421,261          --         421,261
First
Horizon
Natl             181,074            --          --       181,074(f)            1,723,826              --          --       1,723,826
Home
Bancshares            --         8,731          --         8,731(f)                   --         179,771          --         179,771
Huntington
Bancshares       363,386            --          --       363,386(f)            1,046,552              --          --       1,046,552
Intl
Bancshares            --        20,109          --        20,109(f)                   --         366,386          --         366,386
KeyCorp          328,985       343,879      24,547       697,411               2,395,011       2,503,439     178,702       5,077,152
MainSource
Financial
Group                 --        17,647          --        17,647(f)                   --         172,411          --         172,411
Marshall &
Ilsley           169,248       204,955          --       374,203(f)              966,406       1,170,293          --       2,136,699
Popular               --        18,530          --        18,530(c,f)                 --          50,772          --          50,772
PNC
Financial
Services
Group            351,414            --      21,834       373,248              11,427,982              --     710,042      12,138,024
Republic
Bancorp Cl
A                     --        11,372          --        11,372(f)                   --         204,696          --         204,696
SunTrust
Banks            164,950       146,867      12,105       323,922               2,022,287       1,800,589     148,407       3,971,283
Synovus
Financial        135,983            --          --       135,983(f)              538,493              --          --         538,493
TowneBank             --        11,883          --        11,883                      --         247,642          --         247,642
Trico
Bancshares            --         9,961          --         9,961(f)                   --         200,615          --         200,615
Trustmark             --        13,543          --        13,543                      --         274,923          --         274,923
UMB
Financial             --        10,116          --        10,116                      --         391,894          --         391,894
Wells Fargo
& Co              56,909       268,910(f)   24,055       349,874               1,075,580       5,082,399     454,640       6,612,619
Wilshire
Bancorp               --        33,656          --        33,656(f)                   --         230,880          --         230,880
Zions
Bancorpora-
tion                  --         9,592          --         9,592(f)                   --         143,113          --         143,113
                                                                         -----------------------------------------------------------
Total                                                                         30,990,933      23,659,718   1,797,885      56,448,536
                                                                         -----------------------------------------------------------

COMMERCIAL
SERVICES &
SUPPLIES
(0.9%)
ABM Inds              --         9,515          --         9,515(f)                   --         141,298          --         141,298
Avery
Dennison          38,795(f)     48,390(f)    6,850        94,035                 940,003       1,172,490     165,975       2,278,468
Clean
Harbors               --         5,723          --         5,723(b,f)                 --         306,238          --         306,238
HNI                   --        20,631          --        20,631(f)                   --         272,536          --         272,536
Kimball
Intl Cl B             --        44,536          --        44,536                      --         306,853          --         306,853
Republic
Services         243,219       248,682       8,747       500,648               6,289,643       6,430,916     226,197      12,946,756
RR
Donnelley &
Sons              79,664        80,980          --       160,644                 777,521         790,365          --       1,567,886
Sykes
Enterprises           --        13,650          --        13,650(b)                   --         228,092          --         228,092
Tetra Tech            --         6,789          --         6,789(b)                   --         157,708          --         157,708
United
Stationers            --         7,598          --         7,598(b,f)                 --         212,820          --         212,820
Waste
Management       264,866       282,337      14,185       561,388               8,261,170       8,806,090     442,430      17,509,690
                                                                         -----------------------------------------------------------
Total                                                                         16,268,337      18,825,406     834,602      35,928,345
                                                                         -----------------------------------------------------------

COMMUNICA-
TIONS
EQUIPMENT
(1.2%)
3Comm                 --       129,413          --       129,413(b)                   --         301,532          --         301,532
Airvana               --        49,195          --        49,195(b)                   --         250,403          --         250,403
ARRIS Group           --        40,980          --        40,980(b)                   --         291,778          --         291,778
Cisco
Systems               --       489,238      18,387       507,625(b)                   --       7,323,893     275,253       7,599,146
Corning          734,439(f)    747,258(f)   21,751     1,503,448               7,425,178       7,554,778     219,903      15,199,859
InterDigi-
tal                   --        28,749          --        28,749(b,f)                 --         929,455          --         929,455
Motorola         248,544       133,924          --       382,468               1,101,050         593,283          --       1,694,333
NETGEAR               --        21,473          --        21,473(b,f)                 --         238,780          --         238,780
Nortel
Networks              --            --       7,555         7,555                      --              --         718             718
QUALCOMM         297,886(f)    328,496      15,273       641,655              10,291,962      11,349,536     527,682      22,169,180
Tekelec               --        18,199          --        18,199(b)                   --         226,032          --         226,032
                                                                         -----------------------------------------------------------
Total                                                                         18,818,190      29,059,470   1,023,556      48,901,216
                                                                         -----------------------------------------------------------

COMPUTERS &
PERIPHERALS
(3.7%)
Adaptec               --        83,576          --        83,576(b,f)                 --         233,177          --         233,177
Apple            155,131       120,797          --       275,928(b)           13,981,957      10,887,434          --      24,869,391
Dell             817,705(f)    831,979      18,954     1,668,638(b)            7,768,198       7,903,801     180,063      15,852,062

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Electronics
for Imaging           --        26,387          --        26,387(b,f)     $           --  $      234,580 $        --  $      234,580
Hewlett-
Packard               --       338,952          --       338,952                      --      11,778,582          --      11,778,582
IBM              494,262       414,283      26,574       935,119              45,299,111      37,969,036   2,435,507      85,703,654
Lexmark
Intl Cl A        180,264       207,679       7,760       395,703(b)            4,268,652       4,917,839     183,757       9,370,248
NCR                   --        18,658          --        18,658(b,f)                 --         234,158          --         234,158
QLogic           139,178(f)         --       2,251       141,429(b)            1,575,495              --      25,481       1,600,976
Western
Digital               --        26,046          --        26,046(b)                   --         382,355          --         382,355
                                                                         -----------------------------------------------------------
Total                                                                         72,893,413      74,540,962   2,824,808     150,259,183
                                                                         -----------------------------------------------------------

CONSTRUC-
TION AND
ENGINEERING
(0.1%)
EMCOR Group           --        21,413          --        21,413(b,f)                 --         440,894          --         440,894
Fluor                 --        66,753          --        66,753                      --       2,596,691          --       2,596,691
Foster
Wheeler               --         2,749          --         2,749(b)                   --          54,898          --          54,898
Granite
Construc-
tion                  --        36,466          --        36,466(f)                   --       1,284,333          --       1,284,333
Michael
Baker                 --         3,799          --         3,799(b)                   --         132,813          --         132,813
Perini                --        48,557          --        48,557(b,f)                 --       1,012,413          --       1,012,413
                                                                         -----------------------------------------------------------
Total                                                                                 --       5,522,042          --       5,522,042
                                                                         -----------------------------------------------------------

CONSTRUC-
TION
MATERIALS
(--%)
Vulcan
Materials             --         3,181          --         3,181(f)                   --         157,332          --         157,332
                                                                         -----------------------------------------------------------

CONSUMER
FINANCE
(0.2%)
Advanta Cl
B                     --        88,512          --        88,512(f)                   --          69,039          --          69,039
American
Express           68,310        60,682          --       128,992               1,142,826       1,015,210          --       2,158,036
Capital One
Financial             --            --       7,378         7,378                      --              --     116,868         116,868
Discover
Financial
Services              --        80,265          --        80,265(f)                   --         573,895          --         573,895
SLM              210,091       248,814          --       458,905(b,f)          2,405,542       2,848,920          --       5,254,462
                                                                         -----------------------------------------------------------
Total                                                                          3,548,368       4,507,064     116,868       8,172,300
                                                                         -----------------------------------------------------------

CONTAINERS
& PACKAGING
(--%)
Rock-Tenn
Cl A                  --        25,329          --        25,329(f)                   --         789,505          --         789,505
                                                                         -----------------------------------------------------------

DISTRIBU-
TORS (0.2%)
Genuine
Parts            104,179       106,374       5,043       215,596               3,335,812       3,406,095     161,477       6,903,384
                                                                         -----------------------------------------------------------

DIVERSIFIED
CONSUMER
SERVICES
(0.5%)
Apollo
Group Cl A            --        20,567          --        20,567(b)                   --       1,675,388          --       1,675,388
Career
Education             --         4,579          --         4,579(b,f)                 --          99,822          --          99,822
Corinthian
Colleges              --        37,035          --        37,035(b,f)                 --         691,814          --         691,814
H&R Block        391,532       372,711      14,256       778,499               8,116,458       7,726,298     295,527      16,138,283
Regis                 --        22,824          --        22,824                      --         256,770          --         256,770
Universal
Technical
Institute             --        12,637          --        12,637(b,f)                 --         221,527          --         221,527
                                                                         -----------------------------------------------------------
Total                                                                          8,116,458      10,671,619     295,527      19,083,604
                                                                         -----------------------------------------------------------

DIVERSIFIED
FINANCIAL
SERVICES
(4.3%)
Apollo
Management
LP                    --     1,406,500          --     1,406,500(d,e)                 --       2,109,750          --       2,109,750
Bank of
America        3,198,568     3,728,404     160,819     7,087,791              21,046,577      24,532,898   1,058,189      46,637,664
CIT Group        293,875            --      16,751       310,626                 819,911              --      46,735         866,646
Citigroup      5,968,599(f)  6,585,055(f)  319,648    12,873,302              21,188,526      23,376,945   1,134,750      45,700,221
JPMorgan
Chase & Co     1,027,716     1,969,323      94,177     3,091,216              26,217,036      50,237,430   2,402,455      78,856,921
KKR
Financial
Holdings
LLC                   --       563,202          --       563,202                      --         799,747          --         799,747
Life
Partners
Holdings              --         6,727          --         6,727(f)                   --         255,626          --         255,626
Moody's               --         6,357          --         6,357(f)                   --         136,167          --         136,167
SPDR Trust
Series 1              --            --       5,600         5,600                      --              --     463,064         463,064
                                                                         -----------------------------------------------------------
Total                                                                         69,272,050     101,448,563   5,105,193     175,825,806
                                                                         -----------------------------------------------------------

DIVERSIFIED
TELECOMMU-
NICATION
SERVICES
(0.3%)
CenturyTel            --        45,084(f)    7,509        52,593                      --       1,223,580     203,794       1,427,374
Embarq            97,099       106,239       6,262       209,600               3,468,376       3,794,856     223,679       7,486,911

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Frontier
Communica-
tions            173,926       134,518       6,197       314,641          $    1,410,540  $    1,090,941 $    50,258  $    2,551,739
Qwest
Communica-
tions Intl            --        87,185          --        87,185                      --         280,736          --         280,736
Shenandoah
Telecommu-
nications             --         8,904          --         8,904(f)                   --         217,080          --         217,080
                                                                         -----------------------------------------------------------
Total                                                                          4,878,916       6,607,193     477,731      11,963,840
                                                                         -----------------------------------------------------------

ELECTRIC
UTILITIES
(0.9%)
Entergy               --        43,933(f)    2,351        46,284                      --       3,354,724     179,522       3,534,246
Exelon                --       142,513(f)   13,106       155,619                      --       7,727,055     710,607       8,437,662
FirstEnergy      121,190       141,478(f)   12,058       274,726               6,058,289       7,072,485     602,779      13,733,553
Hawaiian
Electric
Inds                  --        20,076          --        20,076                      --         435,248          --         435,248
Pinnacle
West
Capital               --         1,445          --         1,445                      --          48,364          --          48,364
Portland
General
Electric              --        20,589          --        20,589                      --         400,456          --         400,456
Southern         146,152       149,523          --       295,675               4,888,784       5,001,544          --       9,890,328
                                                                         -----------------------------------------------------------
Total                                                                         10,947,073      24,039,876   1,492,908      36,479,857
                                                                         -----------------------------------------------------------

ELECTRICAL
EQUIPMENT
(0.3%)
American
Semiconduc-
tor                   --        10,335          --        10,335(b,f)                 --         167,220          --         167,220
Emerson
Electric         155,014       138,702(f)   13,296       307,012               5,068,958       4,535,556     434,779      10,039,293
Encore Wire           --        14,462          --        14,462                      --         238,768          --         238,768
Energy
Conversion
Devices               --        10,231          --        10,231(b,f)                 --         257,514          --         257,514
GrafTech
Intl                  --        25,000          --        25,000(b)                   --         200,250          --         200,250
                                                                         -----------------------------------------------------------
Total                                                                          5,068,958       5,399,308     434,779      10,903,045
                                                                         -----------------------------------------------------------

ELECTRONIC
EQUIPMENT,
INSTRUMENTS
&
COMPONENTS
(0.3%)
Anixter
Intl                  --        14,075          --        14,075(b)                   --         379,744          --         379,744
Arrow
Electronics           --        34,712          --        34,712(b,f)                 --         661,958          --         661,958
Avnet                 --        35,573          --        35,573(b)                   --         705,057          --         705,057
Benchmark
Electronics           --        82,459          --        82,459(b)                   --         968,069          --         968,069
FLIR
Systems          132,734            --       6,591       139,325(b)            3,314,368              --     164,577       3,478,945
Ingram
Micro Cl A            --        49,358          --        49,358(b)                   --         605,623          --         605,623
Insight
Enterprises           --        47,127          --        47,127(b,f)                 --         244,118          --         244,118
Jabil
Circuit               --       365,781      33,645       399,426                      --       2,128,844     195,814       2,324,658
L-1
Identity
Solutions             --        16,308          --        16,308(b)                   --         118,233          --         118,233
Methode
Electronics           --        32,965          --        32,965(f)                   --         152,298          --         152,298
SYNNEX                --        23,322          --        23,322(b,f)                 --         357,993          --         357,993
Tyco
Electronics       80,159        65,715(f)   12,908       158,782(c)            1,135,051         930,524     182,778       2,248,353
                                                                         -----------------------------------------------------------
Total                                                                          4,449,419       7,252,461     543,169      12,245,049
                                                                         -----------------------------------------------------------

ENERGY
EQUIPMENT &
SERVICES
(1.9%)
Baker
Hughes                --        96,051       2,990        99,041                      --       3,200,419      99,627       3,300,046
BASiC
Energy
Services              --        52,684          --        52,684(b)                   --         505,766          --         505,766
BJ Services      200,667       228,552      19,063       448,282               2,207,337       2,514,072     209,693       4,931,102
Complete
Production
Services              --        30,311          --        30,311(b)                   --         194,294          --         194,294
ENSCO Intl        84,641       149,498       6,653       240,792               2,315,778       4,090,265     182,026       6,588,069
GulfMark
Offshore              --        12,678          --        12,678(b)                   --         303,511          --         303,511
Halliburton      535,561       554,230      34,991     1,124,782               9,238,428       9,560,469     603,595      19,402,492
Helmerich &
Payne                 --        14,600          --        14,600                      --         327,916          --         327,916
Lufkin Inds           --         8,971          --         8,971                      --         313,536          --         313,536
Nabors Inds      236,334(f)    270,635(f)   15,458       522,427(b,c)          2,587,857       2,963,453     169,265       5,720,575
Natl
Oilwell
Varco            197,191       200,633          --       397,824(b)            5,213,730       5,304,737          --      10,518,467
Newpark
Resources             --        39,801          --        39,801(b)                   --         167,562          --         167,562
Noble            146,159(f)    139,883(f)    6,708       292,750               3,968,217       3,797,823     182,122       7,948,162
Oil States
Intl                  --         7,333          --         7,333(b)                   --         134,267          --         134,267
Parker
Drilling              --       149,991          --       149,991(b,f)                 --         317,981          --         317,981
Patterson-
UTI Energy            --        28,165          --        28,165                      --         269,257          --         269,257
Pioneer
Drilling              --        40,209          --        40,209(b,f)                 --         199,839          --         199,839
Rowan
Companies             --        84,835          --        84,835                      --       1,074,011          --       1,074,011

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Smith Intl        50,852        45,574       7,419       103,845          $    1,154,340  $    1,034,530 $   168,411  $    2,357,281
Tidewater             --         6,622          --         6,622                      --         275,541          --         275,541
Unit                  --         7,740          --         7,740(b,f)                 --         193,036          --         193,036
Weatherford
Intl             430,448       586,296      28,340     1,045,084(b)            4,747,841       6,466,845     312,590      11,527,276
                                                                         -----------------------------------------------------------
Total                                                                         31,433,528      43,209,130   1,927,329      76,569,987
                                                                         -----------------------------------------------------------

FOOD &
STAPLES
RETAILING
(5.7%)
Casey's
General
Stores                --        12,446          --        12,446(f)                   --         264,478          --         264,478
Costco
Wholesale         88,113        34,790(f)       --       122,903               3,967,728       1,566,594          --       5,534,322
Ingles
Markets Cl
A                     --        17,188          --        17,188(f)                   --         245,101          --         245,101
Nash Finch            --         8,093          --         8,093                      --         348,242          --         348,242
Pantry                --        11,709          --        11,709(b,f)                 --         194,721          --         194,721
Rite Aid              --            --     116,023       116,023                      --              --      32,486          32,486
Safeway          216,984            --          --       216,984               4,649,967              --          --       4,649,967
SUPERVALU         79,252       121,694          --       200,946               1,390,080       2,134,513          --       3,524,593
SYSCO            103,485       119,812          --       223,297               2,306,681       2,670,609          --       4,977,290
Walgreen         155,755(f)    242,493(f)   10,140       408,388               4,269,245       6,646,733     277,937      11,193,915
Wal-Mart
Stores         1,914,179     2,280,221     109,422     4,303,822              90,196,115     107,444,013   5,155,965     202,796,093
Winn-Dixie
Stores                --        44,499          --        44,499(b,f)                 --         611,416          --         611,416
                                                                         -----------------------------------------------------------
Total                                                                        106,779,816     122,126,420   5,466,388     234,372,624
                                                                         -----------------------------------------------------------

FOOD
PRODUCTS
(2.3%)
Archer-
Daniels-
Midland          133,678            --          --       133,678               3,660,104              --          --       3,660,104
Bunge                 --         5,267          --         5,267(f)                   --         226,165          --         226,165
Cal-Maine
Foods                 --        11,403          --        11,403(f)                   --         308,793          --         308,793
Campbell
Soup              74,438(f)     93,880(f)    6,365       174,683               2,260,682       2,851,136     193,305       5,305,123
Darling
Intl                  --        42,476          --        42,476(b)                   --         194,965          --         194,965
Dean Foods        27,032(f)     78,795          --       105,827(b)              522,799       1,523,895          --       2,046,694
Diamond
Foods                 --         7,437          --         7,437(f)                   --         190,982          --         190,982
Flowers
Foods                 --        33,535          --        33,535(f)                   --         720,667          --         720,667
Fresh Del
Monte
Produce               --        16,371          --        16,371(b,c,f)               --         394,541          --         394,541
General
Mills            388,802(f)    405,435      16,427       810,664              22,997,637      23,981,480     971,657      47,950,774
Hershey               --        14,498          --        14,498(f)                   --         540,485          --         540,485
HJ Heinz          77,259            --          --        77,259               2,819,954              --          --       2,819,954
J&J Snack
Foods                 --         7,348          --         7,348                      --         256,519          --         256,519
JM Smucker        66,166        79,073(f)    4,530       149,769               2,987,395       3,570,146     204,530       6,762,071
Kellogg           91,146       100,341       4,655       196,142               3,982,169       4,383,898     203,377       8,569,444
Lance                 --        11,712          --        11,712(f)                   --         220,537          --         220,537
Ralcorp
Holdings              --        17,045          --        17,045(b)                   --       1,009,405          --       1,009,405
Sanderson
Farms                 --         8,480          --         8,480                      --         306,806          --         306,806
Sara Lee         351,117       505,990      30,873       887,980               3,521,704       5,075,080     309,656       8,906,440
TreeHouse
Foods                 --        17,104          --        17,104(b,f)                 --         451,375          --         451,375
Tyson Foods
Cl A             112,926(f)    189,641(f)   31,499       334,066                 999,395       1,678,323     278,766       2,956,484
                                                                         -----------------------------------------------------------
Total                                                                         43,751,839      47,885,198   2,161,291      93,798,328
                                                                         -----------------------------------------------------------

GAS
UTILITIES
(0.2%)
Atmos
Energy                --         8,037          --         8,037                      --         197,308          --         197,308
Laclede
Group                 --         9,965          --         9,965(f)                   --         452,311          --         452,311
New Jersey
Resources             --        25,623          --        25,623(f)                   --       1,027,226          --       1,027,226
Nicor                 --        32,666          --        32,666                      --       1,117,504          --       1,117,504
Piedmont
Natural Gas           --        25,754          --        25,754                      --         667,286          --         667,286
Questar           71,190(f)     73,004(f)    6,486       150,680               2,419,036       2,480,677     220,394       5,120,107
                                                                         -----------------------------------------------------------
Total                                                                          2,419,036       5,942,312     220,394       8,581,742
                                                                         -----------------------------------------------------------

HEALTH CARE
EQUIPMENT &
SUPPLIES
(0.8%)
Becton
Dickinson &
Co                52,477        94,068       3,160       149,705               3,813,504       6,835,922     229,637      10,879,063
Covidien         182,195       200,575(f)    5,295       388,065(c)            6,985,356       7,690,045     203,010      14,878,411
CryoLife              --        19,446          --        19,446(b,f)                 --         160,235          --         160,235

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Cyberonics            --        11,792          --        11,792(b)       $           --  $      181,479 $        --  $      181,479
Greatbatch            --         9,720          --         9,720(b,f)                 --         226,476          --         226,476
Immucor               --         7,503          --         7,503(b)                   --         207,908          --         207,908
St. Jude
Medical               --        32,370          --        32,370(b)                   --       1,177,297          --       1,177,297
STERIS                --        35,623          --        35,623(f)                   --         947,572          --         947,572
Thoratec              --        29,234          --        29,234(b,f)                 --         846,909          --         846,909
Varian
Medical
Systems           52,680            --          --        52,680(b,f)          1,956,008              --          --       1,956,008
Volcano               --        28,992          --        28,992(b)                   --         378,925          --         378,925
                                                                         -----------------------------------------------------------
Total                                                                         12,754,868      18,652,768     432,647      31,840,283
                                                                         -----------------------------------------------------------

HEALTH CARE
PROVIDERS &
SERVICES
(1.0%)
Almost
Family                --         4,966          --         4,966(b,f)                 --         153,151          --         153,151
AMERIGROUP            --        31,195          --        31,195(b)                   --         872,524          --         872,524
Cardinal
Health            71,711        93,991(g)    6,312       172,014               2,699,919       3,538,761     237,647       6,476,327
CIGNA            399,133       460,711      21,897       881,741               6,928,948       7,997,943     380,132      15,307,023
Coventry
Health Care           --        16,443          --        16,443(b)                   --         248,783          --         248,783
DaVita                --        39,752          --        39,752(b)                   --       1,868,344          --       1,868,344
Gentiva
Health
Services              --        12,919          --        12,919(b)                   --         326,592          --         326,592
Health-
Spring                --        60,412          --        60,412(b)                   --       1,052,377          --       1,052,377
Humana                --        19,622          --        19,622(b)                   --         744,262          --         744,262
Kindred
Healthcare            --        60,238          --        60,238(b)                   --         817,430          --         817,430
Landauer              --         5,797          --         5,797(f)                   --         397,558          --         397,558
LHC Group             --         6,103          --         6,103(b)                   --         162,401          --         162,401
Magellan
Health
Services              --        26,612          --        26,612(b)                   --         963,887          --         963,887
Molina
Healthcare            --        21,468          --        21,468(b)                   --         376,549          --         376,549
Omnicare              --         9,838          --         9,838(f)                   --         275,070          --         275,070
Quest
Diagnostics       59,390        71,854       4,565       135,809               2,930,897       3,545,995     225,283       6,702,175
Tenet
Healthcare       456,110(f)    606,612          --     1,062,722(b)              488,038         649,075          --       1,137,113
United-
Health
Group                 --        48,487       2,116        50,603                      --       1,373,637      59,946       1,433,583
Universal
American
Financial             --        25,232          --        25,232(b,f)                 --         249,040          --         249,040
Universal
Health
Services Cl
B                     --         3,693          --         3,693                      --         139,780          --         139,780
                                                                         -----------------------------------------------------------
Total                                                                         13,047,802      25,753,159     903,008      39,703,969
                                                                         -----------------------------------------------------------

HOTELS,
RESTAURANTS
& LEISURE
(1.3%)
Bob Evans
Farms                 --         6,334          --         6,334(f)                   --         111,225          --         111,225
Darden
Restaurants           --        28,115          --        28,115(f)                   --         737,175          --         737,175
Intl Game
Technology       117,047        86,368          --       203,415(f)            1,240,698         915,501          --       2,156,199
McDonald's       423,142       426,834          --       849,976              24,550,699      24,764,910          --      49,315,609
Panera
Bread Cl A            --         2,788          --         2,788(b,f)                 --         130,980          --         130,980
Starwood
Hotels &
Resorts
Worldwide             --        23,901          --        23,901(f)                   --         361,383          --         361,383
Wyndham
Worldwide         46,479       168,588          --       215,067                 284,916       1,033,444          --       1,318,360
                                                                         -----------------------------------------------------------
Total                                                                         26,076,313      28,054,618          --      54,130,931
                                                                         -----------------------------------------------------------

HOUSEHOLD
DURABLES
(0.6%)
Black &
Decker            29,679(f)     39,371(f)    4,826        73,876                 858,020       1,138,216     139,520       2,135,756
Centex           121,143       133,790       5,444       260,377               1,030,927       1,138,553      46,328       2,215,808
DR Horton        313,448       201,667      28,623       543,738               1,868,150       1,201,935     170,593       3,240,678
Garmin                --        15,642          --        15,642(c,f)                 --         274,204          --         274,204
Harman Intl
Inds                  --        72,907          --        72,907(f)                   --       1,173,074          --       1,173,074
KB Home           36,839        54,179          --        91,018(f)              393,072         578,090          --         971,162
Leggett &
Platt            116,545       102,924(f)   14,280       233,749               1,455,647       1,285,521     178,357       2,919,525
Lennar Cl A       85,838       134,250       5,687       225,775                 660,094       1,032,383      43,733       1,736,210
Natl Presto
Inds                  --         8,400          --         8,400                      --         563,976          --         563,976
Newell
Rubbermaid            --        40,565          --        40,565                      --         327,765          --         327,765
NVR                   --           401          --           401(b)                   --         170,862          --         170,862
Pulte Homes      111,499       111,267      20,112       242,878               1,131,715       1,129,360     204,137       2,465,212
Ryland
Group                 --        16,765          --        16,765(f)                   --         261,534          --         261,534

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Snap-On           47,778        32,903       6,135        86,816          $    1,441,940  $      993,013 $   185,154  $    2,620,107
Stanley
Works             13,005         8,721          --        21,726                 406,536         272,618          --         679,154
Toll
Brothers              --         6,345          --         6,345(b)                   --         107,992          --         107,992
Whirlpool             --        51,835(f)    5,246        57,081                      --       1,732,843     175,374       1,908,217
                                                                         -----------------------------------------------------------
Total                                                                          9,246,101      13,381,939   1,143,196      23,771,236
                                                                         -----------------------------------------------------------

HOUSEHOLD
PRODUCTS
(2.1%)
Clorox                --        32,837          --        32,837                      --       1,646,776          --       1,646,776
Colgate-
Palmolive        212,124            --          --       212,124              13,796,545              --          --      13,796,545
Kimberly-
Clark             79,020        85,492       3,696       168,208               4,067,159       4,400,273     190,233       8,657,665
Procter &
Gamble           563,360       576,352          --     1,139,712              30,703,120      31,411,184          --      62,114,304
                                                                         -----------------------------------------------------------
Total                                                                         48,566,824      37,458,233     190,233      86,215,290
                                                                         -----------------------------------------------------------

INDEPENDENT
POWER
PRODUCERS &
ENERGY
TRADERS
(0.2%)
Calpine               --         8,553          --         8,553(b)                   --          63,378          --          63,378
Constella-
tion Energy
Group             94,112       104,964(f)       --       199,076               2,475,145       2,760,553          --       5,235,698
Dynegy Cl A      200,023       466,585          --       666,608(b)              422,049         984,494          --       1,406,543
                                                                         -----------------------------------------------------------
Total                                                                          2,897,194       3,808,425          --       6,705,619
                                                                         -----------------------------------------------------------

INDUSTRIAL
CONGLOMER-
ATES (1.3%)
3M               233,882       217,362       9,400       460,644              12,580,512      11,691,902     505,626      24,778,040
Seaboard              --           471          --           471                      --         473,355          --         473,355
Textron          114,451        93,093          --       207,544               1,033,493         840,630          --       1,874,123
Tredegar              --        16,209          --        16,209                      --         267,449          --         267,449
Tyco Intl        577,631       654,427(g)   27,872     1,259,930(c)           12,141,804      13,756,055     585,870      26,483,729
                                                                         -----------------------------------------------------------
Total                                                                         25,755,809      27,029,391   1,091,496      53,876,696
                                                                         -----------------------------------------------------------

INSURANCE
(5.3%)
ACE              224,162            --          --       224,162(c)            9,786,913              --          --       9,786,913
AFLAC            239,320       147,289       6,122       392,731               5,554,617       3,418,578     142,092       9,115,287
Allied
World
Assurance
Holdings              --         6,869          --         6,869(c)                   --         258,961          --         258,961
Allstate         913,087     1,197,191(g)   56,683     2,166,961              19,786,594      25,943,129   1,228,321      46,958,044
Ambac
Financial
Group            288,197            --          --       288,197(f)              328,545              --          --         328,545
American
Financial
Group                 --        11,304          --        11,304                      --         191,942          --         191,942
American
Intl Group     1,536,860            --          --     1,536,860               1,967,181              --          --       1,967,181
Aon              101,123       103,317          --       204,440               3,746,607       3,827,895          --       7,574,502
Arch
Capital
Group                 --         6,237          --         6,237(b,c,f)               --         375,156          --         375,156
Aspen
Insurance
Holdings              --        66,891          --        66,891(c)                   --       1,478,291          --       1,478,291
Assurant          63,505        56,546          --       120,051               1,676,532       1,492,814          --       3,169,346
Axis
Capital
Holdings              --        20,174          --        20,174(c)                   --         489,421          --         489,421
Chubb            186,118       140,797(f)    7,448       334,363               7,924,904       5,995,136     317,136      14,237,176
Cincinnati
Financial         28,900        12,519          --        41,419                 633,777         274,542          --         908,319
Employers
Holdings              --        36,927          --        36,927                      --         499,992          --         499,992
Everest Re
Group                 --         5,516          --         5,516(c)                   --         347,508          --         347,508
Genworth
Financial
Cl A             656,721            --          --       656,721               1,523,593              --          --       1,523,593
Hartford
Financial
Services
Group            200,394       158,284          --       358,678(f)            2,637,185       2,083,017          --       4,720,202
HCC
Insurance
Holdings              --        14,014          --        14,014                      --         328,068          --         328,068
IPC
Holdings              --        33,187          --        33,187(c,f)                 --         851,578          --         851,578
Lincoln
Natl             120,907            --          --       120,907               1,829,323              --          --       1,829,323
Marsh &
McLennan
Companies        383,572       440,703      15,548       839,823               7,414,447       8,518,789     300,543      16,233,779
Montpelier
Re Holdings           --        71,187          --        71,187(c)                   --       1,006,584          --       1,006,584
MBIA             209,475            --          --       209,475(b,f)            808,574              --          --         808,574
MetLife          374,982            --       4,508       379,490              10,773,233              --     129,515      10,902,748
Odyssey Re
Holdings              --        25,577          --        25,577(f)                   --       1,203,398          --       1,203,398
PartnerRe             --         6,873          --         6,873(c)                   --         450,388          --         450,388
Platinum
Underwrit-
ers
Holdings              --        45,109          --        45,109(c,f)                 --       1,254,481          --       1,254,481
Progressive    1,189,984     1,242,638      54,485     2,487,107(b)           14,458,306      15,098,052     661,993      30,218,351

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Prudential
Financial        200,346            --       2,527       202,873          $    5,158,910  $           -- $    65,070  $    5,223,980
Renaissan-
ceRe
Holdings              --         8,305          --         8,305(c)                   --         371,150          --         371,150
RLI                   --        12,392          --        12,392                      --         700,024          --         700,024
Torchmark         66,836            --          --        66,836(f)            2,005,080              --          --       2,005,080
Travelers
Companies        454,944       434,027      27,036       916,007              17,579,036      16,770,803   1,044,671      35,394,510
Unum Group       120,100            --          --       120,100               1,700,616              --          --       1,700,616
Validus
Holdings              --        48,236          --        48,236(c,f)                 --       1,100,746          --       1,100,746
WR Berkley            --        19,445          --        19,445                      --         514,904          --         514,904
XL Capital
Cl A             210,930            --          --       210,930(c)              611,697              --          --         611,697
Zenith Natl
Insurance             --        29,120          --        29,120                      --         816,525          --         816,525
                                                                         -----------------------------------------------------------
Total                                                                        117,905,670      95,661,872   3,889,341     217,456,883
                                                                         -----------------------------------------------------------

INTERNET &
CATALOG
RETAIL
(--%)
NutriSystem           --        41,148          --        41,148(f)                   --         530,398          --         530,398
PetMed
Express               --        10,222          --        10,222(b)                   --         147,606          --         147,606
Ticketmas-
ter
Entertain-
ment                  --        26,034          --        26,034(b)                   --         154,902          --         154,902
                                                                         -----------------------------------------------------------
Total                                                                                 --         832,906          --         832,906
                                                                         -----------------------------------------------------------

INTERNET
SOFTWARE &
SERVICES
(--%)
Ariba                 --        38,540          --        38,540(b,f)                 --         294,446          --         294,446
EarthLink             --        70,156          --        70,156(b,f)                 --         528,274          --         528,274
ModusLink
Global
Solutions             --        71,828          --        71,828(b)                   --         167,359          --         167,359
RealNet-
works                 --        67,312          --        67,312(b)                   --         189,820          --         189,820
                                                                         -----------------------------------------------------------
Total                                                                                 --       1,179,899          --       1,179,899
                                                                         -----------------------------------------------------------

IT SERVICES
(1.2%)
Affiliated
Computer
Services Cl
A                 57,245       103,970       4,949       166,164(b)            2,625,256       4,768,064     226,961       7,620,281
Automatic
Data
Processing       183,752(f)    202,289(f)    7,118       393,159               6,675,709       7,349,159     258,597      14,283,465
Ciber                 --        52,635          --        52,635(b,f)                 --         229,489          --         229,489
Computer
Sciences              --        17,530          --        17,530(b)                   --         645,805          --         645,805
Convergys             --        13,435          --        13,435(b,f)                 --         101,166          --         101,166
CSG Systems
Intl                  --        22,398          --        22,398(b)                   --         324,771          --         324,771
Integral
Systems               --        17,756          --        17,756(b)                   --         194,073          --         194,073
ManTech
Intl Cl A             --        21,514          --        21,514(b,f)                 --       1,153,796          --       1,153,796
MasterCard
Cl A              28,772(f)     39,332       2,861        70,965               3,906,662       5,340,499     388,467       9,635,628
NCI Cl A              --         8,433          --         8,433(b)                   --         252,990          --         252,990
Paychex           98,702(f)    127,898       7,169       233,769               2,397,472       3,106,642     174,135       5,678,249
Perot
Systems Cl
A                     --        28,231          --        28,231(b,f)                 --         366,721          --         366,721
SAIC                  --        36,100          --        36,100(b,f)                 --         712,614          --         712,614
Total
System
Services          17,806        21,811          --        39,617                 225,424         276,127          --         501,551
Western
Union            151,118       345,685(f)   22,056       518,859               2,064,272       4,722,057     301,285       7,087,614
                                                                         -----------------------------------------------------------
Total                                                                         17,894,795      29,543,973   1,349,445      48,788,213
                                                                         -----------------------------------------------------------

LEISURE
EQUIPMENT &
PRODUCTS
(0.4%)
Brunswick        100,213        79,223          --       179,436(f)              278,592         220,240          --         498,832
Eastman
Kodak            232,404(f)    257,081(f)   26,368       515,853               1,052,790       1,164,577     119,447       2,336,814
Hasbro            92,091(f)    117,369       7,547       217,007               2,222,156       2,832,114     182,109       5,236,379
JAKKS
Pacific               --        40,483          --        40,483(b,f)                 --         742,458          --         742,458
Mattel           221,386       253,773      15,146       490,305               3,141,467       3,601,039     214,922       6,957,428
                                                                         -----------------------------------------------------------
Total                                                                          6,695,005       8,560,428     516,478      15,771,911
                                                                         -----------------------------------------------------------

LIFE
SCIENCES
TOOLS &
SERVICES
(0.1%)
Luminex               --        15,394          --        15,394(b)                   --         313,576          --         313,576
PerkinElmer           --       125,550          --       125,550(f)                   --       1,584,440          --       1,584,440
Sequenom              --        19,260          --        19,260(b,f)                 --         426,802          --         426,802
                                                                         -----------------------------------------------------------
Total                                                                                 --       2,324,818          --       2,324,818
                                                                         -----------------------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED

MACHINERY
(1.2%)
Cummins           95,151       100,950          --       196,101          $    2,281,721  $    2,420,781 $        --  $    4,702,502
Deere & Co       154,045        92,031          --       246,076               5,351,523       3,197,157          --       8,548,680
Dover             34,526        77,239(f)    7,205       118,970                 976,395       2,184,319     203,757       3,364,471
Eaton             77,917        74,070       4,373       156,360               3,429,906       3,260,561     192,499       6,882,966
Flowserve         23,515        30,090       4,249        57,854               1,253,585       1,604,098     226,514       3,084,197
Force
Protection            --        68,911          --        68,911(b)                   --         414,155          --         414,155
FreightCar
America               --         7,315          --         7,315                      --         140,082          --         140,082
Gardner
Denver                --         8,822          --         8,822(b)                   --         192,055          --         192,055
Illinois
Tool Works        99,790       154,278       7,296       261,364               3,259,141       5,038,720     238,287       8,536,148
Ingersoll-
Rand Cl A        250,754       183,012      14,249       448,015(c)            4,064,722       2,966,625     230,976       7,262,323
Joy Global            --         9,129          --         9,129(f)                   --         190,157          --         190,157
Manitowoc         41,277(f)    146,341          --       187,618                 227,024         804,876          --       1,031,900
Mueller
Inds                  --        51,804          --        51,804                      --       1,042,296          --       1,042,296
NACCO Inds
Cl A                  --         8,300          --         8,300(f)                   --         265,517          --         265,517
Pall              21,838        49,291       7,791        78,920                 569,317       1,285,016     203,111       2,057,444
Parker
Hannifin          58,170            --          --        58,170               2,222,676              --          --       2,222,676
Terex                 --        16,330          --        16,330(b,f)                 --         193,347          --         193,347
Wabtec                --        28,621          --        28,621(f)                   --         856,627          --         856,627
                                                                         -----------------------------------------------------------
Total                                                                         23,636,010      26,056,389   1,295,144      50,987,543
                                                                         -----------------------------------------------------------

MEDIA
(2.7%)
CBS Cl B         599,908       608,287      39,912     1,248,107               3,431,474       3,479,402     228,297       7,139,173
Comcast Cl
A              2,148,695     1,292,482(f)  106,443     3,547,620              31,478,381      18,934,862   1,559,390      51,972,633
DIRECTV
Group            204,716       209,156          --       413,872(b)            4,483,280       4,580,516          --       9,063,796
DreamWorks
Animation
SKG Cl A              --         3,854          --         3,854(b)                   --          84,595          --          84,595
Gannett          498,635(f)    501,357      27,201     1,027,193               2,877,124       2,892,830     156,950       5,926,904
Marvel
Entertain-
ment                  --        14,171          --        14,171(b)                   --         389,844          --         389,844
Meredith          14,134        86,571          --       100,705(f)              225,720       1,382,539          --       1,608,259
New York
Times Cl A       109,515(f)    266,866(f)   27,468       403,849                 544,290       1,326,324     136,516       2,007,130
News Corp
Cl A             259,074(f)    283,178(f)   29,044       571,296               1,655,483       1,809,507     185,591       3,650,581
Sirius XM
Radio                 --    15,046,171          --    15,046,171(b)                   --       1,805,541          --       1,805,541
Time Warner
Cable Cl A            --        59,461          --        59,461(b,f)                 --       1,107,758          --       1,107,758
Virgin
Media                 --     5,987,186          --     5,987,186(e)                   --      27,181,825          --      27,181,825
WorldSpace
Cl A                  --       263,942          --       263,942(b)                   --           3,167          --           3,167
                                                                         -----------------------------------------------------------
Total                                                                         44,695,752      64,978,710   2,266,744     111,941,206
                                                                         -----------------------------------------------------------

METALS &
MINING
(1.0%)
AK Steel
Holding          105,674(f)    137,071(f)    4,617       247,362                 852,789       1,106,163      37,259       1,996,211
Alcoa            474,946        48,086       4,814       527,846               3,699,829         374,590      37,501       4,111,920
AM Castle &
Co                    --        26,449          --        26,449(f)                   --         223,759          --         223,759
Cliffs
Natural
Resources             --        14,804          --        14,804(f)                   --         343,009          --         343,009
Compass
Minerals
Intl                  --         5,450          --         5,450                      --         327,927          --         327,927
Freeport-
McMoRan
Copper &
Gold              63,591(f)     42,418(f)    2,273       108,282               1,598,678       1,066,389      57,143       2,722,210
Horesehead
Holding               --        25,185          --        25,185(b)                   --          99,733          --          99,733
Kaiser
Aluminum              --         8,262          --         8,262(f)                   --         205,228          --         205,228
Nucor            278,500(f)    314,082(f)   14,620       607,202              11,360,015      12,811,404     596,350      24,767,769
Olympic
Steel                 --        15,484          --        15,484                      --         245,731          --         245,731
Reliance
Steel &
Aluminum              --        15,731          --        15,731(f)                   --         348,127          --         348,127
RTI Intl
Metals                --         9,465          --         9,465(b)                   --         125,979          --         125,979
Timminco              --       510,164          --       510,164(b,c,f)               --       1,441,189          --       1,441,189
United
States
Steel            107,701       112,157(f)    7,163       227,021               3,234,261       3,368,074     215,105       6,817,440
Worthington
Inds                  --        22,881          --        22,881                      --         230,183          --         230,183
                                                                         -----------------------------------------------------------
Total                                                                         20,745,572      22,317,485     943,358      44,006,415
                                                                         -----------------------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED

MULTILINE
RETAIL
(0.6%)
Big Lots          49,161(f)     80,289(f)   12,297       141,747(b)       $      661,215  $    1,079,887 $   165,395  $    1,906,497
Dillard's
Cl A                  --        53,223          --        53,223(f)                   --         231,520          --         231,520
Dollar Tree           --         8,846          --         8,846(b)                   --         377,813          --         377,813
Family
Dollar
Stores           137,895       175,923(f)    6,942       320,760               3,829,345       4,885,382     192,779       8,907,506
Fred's Cl A           --        33,104          --        33,104(f)                   --         339,647          --         339,647
JC Penney         50,077        51,311          --       101,388(f)              838,790         859,459          --       1,698,249
Kohl's            65,693(f)    113,484(f)    3,613       182,790(b)            2,411,590       4,165,998     132,633       6,710,221
Macy's            66,493        83,729          --       150,222                 595,112         749,375          --       1,344,487
Nordstrom             --        82,493          --        82,493(f)                   --       1,046,836          --       1,046,836
Sears
Holdings              --         8,132          --         8,132(b,f)                 --         332,761          --         332,761
                                                                         -----------------------------------------------------------
Total                                                                          8,336,052      14,068,678     490,807      22,895,537
                                                                         -----------------------------------------------------------

MULIT-
UTILITIES
(0.2%)
CH Energy
Group                 --         3,442          --         3,442                      --         174,096          --         174,096
DTE Energy            --         2,526          --         2,526                      --          87,147          --          87,147
MDU
Resources
Group                 --        10,592          --        10,592                      --         210,675          --         210,675
PG&E                  --        80,109          --        80,109                      --       3,097,815          --       3,097,815
TECO Energy           --       120,193          --       120,193                      --       1,443,518          --       1,443,518
Vectren               --         7,668          --         7,668                      --         197,758          --         197,758
Wisconsin
Energy                --        51,986          --        51,986(f)                   --       2,317,536          --       2,317,536
                                                                         -----------------------------------------------------------
Total                                                                                 --       7,528,545          --       7,528,545
                                                                         -----------------------------------------------------------

OIL, GAS &
CONSUMABLE
FUELS
(14.3%)
Anadarko
Petroleum        227,182            --          --       227,182               8,346,667              --          --       8,346,667
Apache            49,069       176,609       6,669       232,347               3,680,175      13,245,675     500,175      17,426,025
Cabot Oil &
Gas               61,226        55,530(f)    7,148       123,904               1,683,103       1,526,520     196,499       3,406,122
Chesapeake
Energy           304,346       289,099      20,619       614,064               4,811,710       4,570,655     325,986       9,708,351
Chevron        1,644,212     1,385,499      79,246     3,108,957             115,949,829      97,705,390   5,588,428     219,243,647
Cimarex
Energy                --        13,126          --        13,126(f)                   --         326,050          --         326,050
Clayton
Williams
Energy                --         5,179          --         5,179(b)                   --         206,124          --         206,124
Comstock
Resources             --        20,170          --        20,170(b,f)                 --         769,082          --         769,082
ConocoPhil-
lips             561,368       584,206      29,500     1,175,074              26,681,821      27,767,311   1,402,135      55,851,267
CONSOL
Energy            72,035        85,435       7,246       164,716               1,963,674       2,328,958     197,526       4,490,158
Contango
Oil & Gas             --         5,181          --         5,181(b,f)                 --         231,073          --         231,073
Devon
Energy            48,553            --          --        48,553               2,990,865              --          --       2,990,865
EOG
Resources        104,193       112,266(f)    7,526       223,985               7,061,160       7,608,267     510,037      15,179,464
EXCO
Resources             --        18,093          --        18,093(b)                   --         183,463          --         183,463
Exxon Mobil      586,725(g)    625,884       5,218     1,217,827              44,872,728      47,867,608     399,073      93,139,409
Frontier
Oil                   --        14,907          --        14,907(f)                   --         212,872          --         212,872
Frontline             --         4,642          --         4,642(c,f)                 --         132,343          --         132,343
Goodrich
Petroleum             --         7,657          --         7,657(b)                   --         221,287          --         221,287
Gran Tierra
Energy                --        87,228          --        87,228(b,c)                 --         246,855          --         246,855
Hess             134,042(f)    127,604(f)    8,562       270,208               7,454,076       7,096,058     476,133      15,026,267
James River
Coal                  --        16,847          --        16,847(b)                   --         228,445          --         228,445
Marathon
Oil              363,777       412,818      20,516       797,111               9,905,648      11,241,034     558,651      21,705,333
Massey
Energy           104,037        92,601      13,763       210,401               1,579,282       1,405,683     208,922       3,193,887
McMoRan
Exploration           --        30,874          --        30,874(b)                   --         206,547          --         206,547
Murphy Oil        90,076       111,186       4,618       205,880               3,979,558       4,912,197     204,023       9,095,778
Newfield
Exploration           --         7,467          --         7,467(b)                   --         143,292          --         143,292
Noble
Energy                --       103,023       6,831       109,854                      --       5,040,915     334,241       5,375,156
Occidental
Petroleum        405,601       312,463(f)    1,058       719,122              22,125,535      17,044,857      57,714      39,228,106
Peabody
Energy           124,318       136,760      10,757       271,835               3,107,950       3,419,000     268,925       6,795,875
Penn
Virginia              --        11,931          --        11,931(f)                   --         245,779          --         245,779
Petrohawk
Energy                --         3,969          --         3,969(b,f)                 --          78,229          --          78,229
PetroQuest
Energy                --        24,474          --        24,474(b,f)                 --         154,920          --         154,920
Pioneer
Natural
Resources        100,107       141,145      10,313       251,565               1,465,566       2,066,363     150,982       3,682,911

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Plains
Exploration
&
Production            --         7,946          --         7,946(b,f)     $           --  $      167,820 $        --  $      167,820
Range
Resources             --        33,648       4,996        38,644                      --       1,205,944     179,057       1,385,001
Rosetta
Resources             --        43,026          --        43,026(b)                   --         261,168          --         261,168
Southwest-
ern Energy       203,387(f)    218,764      16,904       439,055(b)            6,437,199       6,923,881     535,012      13,896,092
Spectra
Energy           242,810       479,403      18,039       740,252               3,523,173       6,956,138     261,746      10,741,057
St. Mary
Land &
Exploration           --        10,285          --        10,285(f)                   --         199,015          --         199,015
Stone
Energy                --        22,251          --        22,251(b)                   --         190,914          --         190,914
Sunoco            54,967(f)     42,251(f)    5,420       102,638               2,546,071       1,957,066     251,054       4,754,191
Swift
Energy                --        45,994          --        45,994(b,f)                 --         704,628          --         704,628
Tesoro            98,048(f)     77,808(f)    5,008       180,864               1,689,367       1,340,632      86,288       3,116,287
USEC                  --        77,943          --        77,943(b)                   --         396,730          --         396,730
VAALCO
Energy                --        46,283          --        46,283(b,f)                 --         347,585          --         347,585
Valero
Energy           170,934(f)    204,530      12,352       387,816               4,122,928       4,933,264     297,930       9,354,122
Western
Refining              --        23,140          --        23,140                      --         269,812          --         269,812
Williams
Companies             --       202,174          --       202,174                      --       2,860,762          --       2,860,762
World Fuel
Services              --         7,441          --         7,441(f)                   --         251,283          --         251,283
                                                                         -----------------------------------------------------------
Total                                                                        285,978,085     287,399,494  12,990,537     586,368,116
                                                                         -----------------------------------------------------------

PAPER &
FOREST
PRODUCTS
(--%)
Wausau
Paper                 --        39,145          --        39,145(f)                   --         372,269          --         372,269
                                                                         -----------------------------------------------------------

PERSONAL
PRODUCTS
(0.1%)
Estee
Lauder
Companies
Cl A              92,113(f)     87,587(f)    7,320       187,020               2,417,966       2,299,159     192,150       4,909,275
                                                                         -----------------------------------------------------------

PHARMACEU-
TICALS
(13.3%)
Abbott
Laborato-
ries                  --       122,292       6,628       128,920                      --       6,779,868     367,456       7,147,324
Bristol-
Myers
Squibb           373,524            --          --       373,524               7,997,149              --          --       7,997,149
Eli Lilly &
Co               295,088(f)    283,187      18,537       596,812              10,865,140      10,426,945     682,532      21,974,617
Forest
Laborato-
ries             200,439       430,301       9,278       640,018(b)            5,018,993      10,774,737     232,321      16,026,051
Johnson &
Johnson        1,640,525     1,636,996      81,332     3,358,853              94,641,886      94,438,299   4,692,043     193,772,228
King
Pharmaceu-
ticals           400,546       793,580          --     1,194,126(b)            3,500,772       6,935,889          --      10,436,661
Merck & Co       772,283       508,625      24,905     1,305,813              22,048,680      14,521,244     711,038      37,280,962
Mylan             53,769       123,475          --       177,244(b,f)            609,203       1,398,972          --       2,008,175
Par
Pharmaceu-
tical
Companies             --        19,731          --        19,731(b)                   --         242,889          --         242,889
Pfizer         6,118,008     7,072,211     332,441    13,522,660              89,200,557     103,112,837   4,846,989     197,160,383
Schering-
Plough           908,187       434,393      44,895     1,387,475              15,947,764       7,627,941     788,356      24,364,061
Valeant
Pharmaceu-
ticals Intl           --        36,414          --        36,414(b,f)                 --         790,184          --         790,184
ViroPharma            --        92,903          --        92,903(b)                   --       1,114,836          --       1,114,836
VIVUS                 --        21,562          --        21,562(b)                   --         105,869          --         105,869
Watson
Pharmaceu-
ticals                --        46,739          --        46,739(b,f)                 --       1,275,040          --       1,275,040
Wyeth            235,581       266,933      12,410       514,924              10,122,916      11,470,111     533,258      22,126,285
                                                                         -----------------------------------------------------------
Total                                                                        259,953,060     271,015,661  12,853,993     543,822,714
                                                                         -----------------------------------------------------------

PROFES-
SIONAL
SERVICES
(--%)
Administaff           --        15,452          --        15,452                      --         325,883          --         325,883
Heidrick &
Struggles
Intl                  --        15,205          --        15,205                      --         231,116          --         231,116
Huron
Consulting
Group                 --         4,487          --         4,487(b)                   --         224,260          --         224,260
Kelly
Services Cl
A                     --        32,477          --        32,477                      --         294,242          --         294,242
Korn/Ferry
Intl                  --        21,781          --        21,781(b,f)                 --         204,741          --         204,741
Manpower              --         8,767          --         8,767                      --         249,509          --         249,509
TrueBlue              --        49,670          --        49,670(b,f)                 --         422,195          --         422,195
                                                                         -----------------------------------------------------------
Total                                                                                 --       1,951,946          --       1,951,946
                                                                         -----------------------------------------------------------

REAL ESTATE
INVESTMENT
TRUSTS
(REITS)
(0.2%)
American
Campus
Communities           --        11,424          --        11,424(f)                   --         244,131          --         244,131
BRE
Properties
Cl A                  --         3,175          --         3,175(f)                   --          80,613          --          80,613
Capstead
Mtge                  --        26,825          --        26,825                      --         286,223          --         286,223
Digital
Realty
Trust                 --         3,469          --         3,469(f)                   --         110,661          --         110,661

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Equity
Residential           --       144,231       8,007       152,238          $           --  $    3,451,449 $   191,608  $    3,643,057
Health Care
REIT                  --         5,787          --         5,787(f)                   --         218,806          --         218,806
Investors
Real Estate
Trust                 --        22,612          --        22,612                      --         224,989          --         224,989
Liberty
Property
Trust                 --         7,850          --         7,850                      --         157,000          --         157,000
Public
Storage           58,068(f)         --       3,788        61,856               3,592,667              --     234,364       3,827,031
UDR                   --         9,138          --         9,138(f)                   --         107,190          --         107,190
                                                                         -----------------------------------------------------------
Total                                                                          3,592,667       4,881,062     425,972       8,899,701
                                                                         -----------------------------------------------------------

REAL ESTATE
MANAGEMENT
&
DEVELOPMENT
(--%)
Avatar
Holdings              --         8,745          --         8,745(b)                   --         226,933          --         226,933
St. Joe               --         6,506          --         6,506(b,f)                 --         156,469          --         156,469
                                                                         -----------------------------------------------------------
Total                                                                                 --         383,402          --         383,402
                                                                         -----------------------------------------------------------

ROAD & RAIL
(3.7%)
Arkansas
Best                  --        33,461          --        33,461                      --         782,653          --         782,653
Burlington
Northern
Santa Fe         219,040       314,011      13,811       546,862              14,511,400      20,803,229     914,979      36,229,608
Con-way               --         3,857          --         3,857                      --          84,970          --          84,970
CSX              390,872       417,739(f)   24,120       832,731              11,319,653      12,097,721     698,515      24,115,889
Genesee &
Wyoming Cl
A                     --        10,684          --        10,684(b,f)                 --         290,284          --         290,284
Kansas City
Southern              --         6,630          --         6,630(b,f)                 --         120,401          --         120,401
Norfolk
Southern         430,857       452,461      18,332       901,650              16,527,675      17,356,404     703,216      34,587,295
Old
Dominion
Frieght
Line                  --        10,109          --        10,109(b,f)                 --         253,534          --         253,534
Ryder
System            54,245(f)     84,319       5,892       144,456               1,832,396       2,848,296     199,032       4,879,724
Saia                  --        26,543          --        26,543(b)                   --         283,745          --         283,745
Union
Pacific          547,180       566,518      24,988     1,138,686              23,961,012      24,807,822   1,094,225      49,863,059
Werner
Enterprises           --        18,060          --        18,060                      --         270,900          --         270,900
                                                                         -----------------------------------------------------------
Total                                                                         68,152,136      79,999,959   3,609,967     151,762,062
                                                                         -----------------------------------------------------------

SEMICONDUC-
TORS &
SEMICONDUC-
TOR
EQUIPMENT
(2.4%)
Altera           284,124       281,189      13,898       579,211               4,369,827       4,324,687     213,751       8,908,265
Amkor
Technology            --       141,788          --       141,788(b,f)                 --         328,948          --         328,948
Atmel                 --        32,711          --        32,711(b,f)                 --         109,255          --         109,255
Infineon
Technolo-
gies                  --       806,777          --       806,777(b,c,f)               --         718,921          --         718,921
Infineon
Technolo-
gies ADR              --       614,065          --       614,065(b,c)                 --         528,096          --         528,096
Intel          2,783,428     1,283,714     120,082     4,187,224              35,906,221      16,559,910   1,549,058      54,015,189
Lam
Research              --        26,944          --        26,944(b,f)                 --         544,538          --         544,538
Linear
Technology       166,697(f)    203,498(f)   10,335       380,530               3,904,044       4,765,923     242,046       8,912,013
LSI              237,133(f)    406,802(f)   71,557       715,492(b)              754,083       1,293,630     227,551       2,275,264
MEMC
Electronic
Materials        144,127       152,983          --       297,110(b)            1,960,127       2,080,569          --       4,040,696
Microchip
Technology       138,807       121,743      10,930       271,480               2,633,169       2,309,465     207,342       5,149,976
MKS
Instruments           --        29,302          --        29,302(b,f)                 --         411,693          --         411,693
Natl
Semiconduc-
tor                   --       114,937(f)   18,685       133,622                      --       1,165,461     189,466       1,354,927
NVIDIA            95,822        21,718          --       117,540(b,f)            761,785         172,658          --         934,443
OmniVision
Technolo-
gies                  --        40,728          --        40,728(b)                   --         272,470          --         272,470
Sigma
Designs               --        26,295          --        26,295(b,f)                 --         268,735          --         268,735
Silicon
Image                 --        79,753          --        79,753(b,f)                 --         292,694          --         292,694
Spansion Cl
A                     --     1,738,038          --     1,738,038(b)                   --         116,449          --         116,449
Teradyne              --        33,804          --        33,804(b)                   --         162,597          --         162,597
Xilinx           255,847       290,253(f)   13,507       559,607               4,311,022       4,890,763     227,593       9,429,378
Zoran                 --        33,505          --        33,505(b)                   --         199,020          --         199,020
                                                                         -----------------------------------------------------------
Total                                                                         54,600,278      41,516,482   2,856,807      98,973,567
                                                                         -----------------------------------------------------------

SOFTWARE
(2.5%)
BMC
Software              --        41,845(f)    3,785        45,630(b)                   --       1,059,934      95,874       1,155,808
Compuware             --       240,368      32,971       273,339(b)                   --       1,562,392     214,312       1,776,704
Intuit                --        47,822          --        47,822(b)                   --       1,083,168          --       1,083,168

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
Microsoft      1,151,519     2,175,020          --     3,326,539          $   19,690,975  $   37,192,842 $        --  $   56,883,817
Oracle         1,507,562       659,566          --     2,167,128(b,f)         25,372,268      11,100,496          --      36,472,764
Quality
Systems               --         8,208          --         8,208(f)                   --         305,994          --         305,994
Red Hat               --         6,267          --         6,267(b,f)                 --          91,812          --          91,812
Salesfor-
ce.com            11,626(f)     47,195(f)    7,605        66,426(b)              309,368       1,255,859     202,369       1,767,596
Symantec         154,679            --      17,055       171,734(b)            2,371,229              --     261,453       2,632,682
Take-Two
Interactive
Software              --        20,438          --        20,438                      --         143,475          --         143,475
TeleCommu-
nication
Systems Cl
A                     --        31,053          --        31,053(b)                   --         222,339          --         222,339
                                                                         -----------------------------------------------------------
Total                                                                         47,743,840      54,018,311     774,008     102,536,159
                                                                         -----------------------------------------------------------

SPECIALTY
RETAIL
(4.7%)
Aaron Rents           --        24,988          --        24,988(f)                   --         546,238          --         546,238
Abercrombie
& Fitch Cl
A                133,207(f)    121,228       6,200       260,635               2,377,745       2,163,920     110,670       4,652,335
Advance
Auto Parts            --         4,756          --         4,756                      --         155,664          --         155,664
Aeropostale           --        18,721          --        18,721(b,f)                 --         395,200          --         395,200
American
Eagle
Outfitters            --        12,985          --        12,985                      --         116,995          --         116,995
Asbury
Automotive
Group                 --        38,005          --        38,005(f)                   --         136,058          --         136,058
AutoNation       173,695(f)    212,973(f)   25,484       412,152(b)            1,611,890       1,976,389     236,492       3,824,771
AutoZone          28,942(f)     23,871(f)    1,914        54,727(b)            3,846,102       3,172,217     254,351       7,272,670
Barnes &
Noble                 --        14,133          --        14,133(f)                   --         232,064          --         232,064
Bed Bath &
Beyond           144,495(f)    193,604(f)   10,196       348,295(b)            3,356,619       4,497,421     236,853       8,090,893
Best Buy         144,404       125,015       9,875       279,294               4,046,200       3,502,920     276,698       7,825,818
Blockbuster
Cl A                  --       261,540          --       261,540(b,f)                 --         333,464          --         333,464
Brown Shoe            --        35,184          --        35,184(f)                   --         165,013          --         165,013
Cato Cl A             --        27,254          --        27,254(f)                   --         360,570          --         360,570
Chico's FAS           --        96,855          --        96,855(b)                   --         383,546          --         383,546
Children's
Place
Retail
Stores                --        22,270          --        22,270(b,f)                 --         418,899          --         418,899
Collective
Brands                --        48,547          --        48,547(b)                   --         517,996          --         517,996
Dress Barn            --        37,279          --        37,279(b,f)                 --         321,345          --         321,345
Finish Line
Cl A                  --        51,549          --        51,549                      --         244,858          --         244,858
Foot Locker           --        60,996          --        60,996(f)                   --         448,931          --         448,931
Gap              286,082       290,846      16,390       593,318               3,227,005       3,280,743     184,879       6,692,627
Group 1
Automotive            --        34,272          --        34,272(f)                   --         341,692          --         341,692
Home Depot     2,249,714(g)  2,397,534     106,943     4,754,191              48,436,343      51,618,906   2,302,483     102,357,732
Hot Topic             --        49,620          --        49,620(b,f)                 --         423,755          --         423,755
Jo-Ann
Stores                --        18,977          --        18,977(b,f)                 --         242,336          --         242,336
Jos A Bank
Clothiers             --        19,777          --        19,777(b,f)                 --         543,076          --         543,076
Limited
Brands           114,145(f)    133,601      23,072       270,818                 904,028       1,058,120     182,730       2,144,878
Lowe's
Companies        752,480       749,982(g)   27,373     1,529,835              13,747,810      13,702,170     500,105      27,950,085
Men's
Wearhouse             --        37,223          --        37,223(f)                   --         433,648          --         433,648
Monro
Muffler
Brake                 --         6,976          --         6,976                      --         169,308          --         169,308
Office
Depot            149,209       499,362          --       648,571(b)              322,291       1,078,622          --       1,400,913
PetSmart              --         9,435          --         9,435(f)                   --         177,095          --         177,095
RadioShack       168,700(f)    165,444(f)   21,168       355,312               1,933,302       1,895,988     242,585       4,071,875
Rent-A-
Center                --        43,584          --        43,584(b)                   --         647,222          --         647,222
Ross Stores           --         9,891          --         9,891(f)                   --         290,993          --         290,993
Sherwin-
Williams          53,160(f)     45,446       3,450       102,056               2,538,390       2,170,047     164,737       4,873,174
Stage
Stores                --        34,037          --        34,037                      --         243,365          --         243,365
Staples           28,256       100,397      11,529       140,182                 450,401       1,600,328     183,772       2,234,501
Tiffany &
Co                    --        51,022          --        51,022(f)                   --       1,058,707          --       1,058,707
TJX
Companies         76,140            --          --        76,140               1,478,639              --          --       1,478,639
Urban
Outfitters            --         3,466          --         3,466(b,f)                 --          54,000          --          54,000
Wet Seal Cl
A                     --        86,206          --        86,206(b,f)                 --         224,998          --         224,998
                                                                         -----------------------------------------------------------
Total                                                                         88,276,765     101,344,827   4,876,355     194,497,947
                                                                         -----------------------------------------------------------

 COMMON STOCKS (CONTINUED)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED

TEXTILES,
APPAREL &
LUXURY
GOODS
(0.6%)
Carter's              --        26,542          --        26,542(b,f)     $           --  $      450,949 $        --  $      450,949
Coach            206,729       320,745(f)   13,511       540,985(b)            3,018,243       4,682,876     197,261       7,898,380
Jones
Apparel
Group            116,009       143,519          --       259,528                 401,391         496,576          --         897,967
Liz
Claiborne        229,550(f)    253,530(f)   15,249       498,329                 505,010         557,766      33,548       1,096,324
Nike Cl B         51,608        79,319       4,007       134,934               2,335,262       3,589,185     181,317       6,105,764
Polo Ralph
Lauren                --        27,092(f)    5,022        32,114                      --       1,111,585     206,053       1,317,638
Skechers
USA Cl A              --        24,247          --        24,247(b,f)                 --         241,500          --         241,500
Steven
Madden                --        16,880          --        16,880(b)                   --         293,374          --         293,374
VF                55,629        65,686(f)    4,070       125,385               3,116,337       3,679,730     228,001       7,024,068
                                                                         -----------------------------------------------------------
Total                                                                          9,376,243      15,103,541     846,180      25,325,964
                                                                         -----------------------------------------------------------

THRIFTS &
MORTGAGE
FINANCE
(0.2%)
Capitol
Federal
Financial             --         2,312          --         2,312                      --          95,717          --          95,717
First
Niagara
Financial
Group                 --        42,786          --        42,786                      --         558,785          --         558,785
Fannie Mae     1,336,093            --          --     1,336,093                 809,139              --          --         809,139
Freddie Mac      794,150       112,515          --       906,665                 472,519          66,946          --         539,465
Hudson City
Bancorp               --       224,552          --       224,552                      --       2,604,804          --       2,604,804
MGIC
Investment       154,094            --          --       154,094(f)              425,299              --          --         425,299
NewAlliance
Bancshares            --        12,085          --        12,085(f)                   --         132,814          --         132,814
Ocwen
Financial             --        34,121          --        34,121(b)                   --         303,677          --         303,677
People's
United
Financial             --        22,442          --        22,442                      --         367,151          --         367,151
Trustco
Bank NY               --        23,917          --        23,917                      --         160,244          --         160,244
United
Financial
Bancorp               --        17,441          --        17,441                      --         239,116          --         239,116
                                                                         -----------------------------------------------------------
Total                                                                          1,706,957       4,529,254          --       6,236,211
                                                                         -----------------------------------------------------------

TOBACCO
(0.2%)
Philip
Morris Intl      191,327            --          --       191,327               7,107,798              --          --       7,107,798
                                                                         -----------------------------------------------------------

TRADING
COMPANIES &
DISTRIBU-
TORS (0.3%)
Beacon
Roofing
Supply                --        27,278          --        27,278(b)                   --         347,249          --         347,249
Fastenal          47,200(f)     74,300(f)    5,278       126,778               1,613,296       2,539,574     180,402       4,333,272
GATX                  --         3,343          --         3,343(f)                   --          80,566          --          80,566
Rush
Enterprises
Cl A                  --        27,585          --        27,585(b,f)                 --         251,024          --         251,024
Watsco                --        12,534          --        12,534                      --         414,249          --         414,249
WESCO Intl            --        16,458          --        16,458(b)                   --         303,156          --         303,156
WW Grainger       29,299(f)     37,197(f)    2,918        69,414               2,137,362       2,713,521     212,868       5,063,751
                                                                         -----------------------------------------------------------
Total                                                                          3,750,658       6,649,339     393,270      10,793,267
                                                                         -----------------------------------------------------------

WATER
UTILITIES
(--%)
Aqua
America               --         5,838          --         5,838                      --         121,080          --         121,080
California
Water
Service
Group                 --         4,243          --         4,243                      --         184,571          --         184,571
                                                                         -----------------------------------------------------------
Total                                                                                 --         305,651          --         305,651
                                                                         -----------------------------------------------------------

WIRELESS
TELECOMMU-
NICATION
SERVICES
(0.2%)
Sprint
Nextel         1,511,110     1,283,585      84,763     2,879,458(b)            3,671,997       3,119,112     205,974       6,997,083
USA
Mobility              --        37,213          --        37,213(b)                   --         393,341          --         393,341
                                                                         -----------------------------------------------------------
Total                                                                          3,671,997       3,512,453     205,974       7,390,424
------------------------------------------------------------------------------------------------------------------------------------
TOTAL
COMMON
STOCKS
(Cost: $5,887,050,565)                                                    $1,846,763,087  $2,059,825,946 $89,170,299  $3,995,759,332

------------------------------------------------------------------------------------------------------------------------------------



 PREFERRED STOCKS (--%)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
CAPITAL
MARKETS
Lehman
Brothers
Holdings Cv           --            --      12,750        12,750(b)       $           --  $           -- $   147,441  $      147,441
Lehman
Brothers
Holdings Cv           --            --      12,750        12,750(b)                   --              --     119,077         119,077
------------------------------------------------------------------------------------------------------------------------------------
TOTAL
PREFERRED
STOCKS
(Cost: $2,550,000)                                                        $           --  $           -- $   266,518  $      266,518

------------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUNDS (2.8%)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED

RiverSource
Short-Term
Cash Fund,
0.47%         38,574,554    65,890,575          --   104,465,129(h)       $   38,574,554  $   65,890,575 $        --  $  104,465,129
SSgA U.S.
Treasury
Money
Market Fund           --            --     872,145       872,145                      --              --     872,145         872,145
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY
MARKET
FUNDS
(Cost: $105,337,274)                                                      $   38,574,554  $   65,890,575 $   872,145  $  105,337,274

------------------------------------------------------------------------------------------------------------------------------------


 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (8.6%)

ISSUER          SHARES        SHARES        SHARES      SHARES               VALUE(A)        VALUE(A)      VALUE(A)      VALUE(A)

                                                     RIVERSOURCE                                                       RIVERSOURCE
                                           SELIGMAN  DISCIPLINED                                           SELIGMAN    DISCIPLINED
             RIVERSOURCE   RIVERSOURCE      COMMON   EQUITY FUND           RIVERSOURCE     RIVERSOURCE      COMMON     EQUITY FUND
             DISCIPLINED    LARGE CAP       STOCK     PRO FORMA            DISCIPLINED      LARGE CAP       STOCK       PRO FORMA
             EQUITY FUND   EQUITY FUND       FUND      COMBINED            EQUITY FUND     EQUITY FUND       FUND        COMBINED
CASH
COLLATERAL
REINVEST-
MENT FUND
JPMorgan
Prime Money
Market Fund  149,027,673   203,391,339          --   352,419,012          $  149,027,673  $  203,391,339 $        --  $  352,419,012
------------------------------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS
OF CASH
COLLATERAL
RECEIVED
FOR
SECURITIES
ON LOAN
(Cost: $352,419,012)                                                      $  149,027,673  $  203,391,339 $        --  $  352,419,012
------------------------------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS
IN
SECURITIES
(Cost: $6,347,356,851)(i)                                                 $2,034,365,314  $2,329,107,860 $90,308,962  $4,453,782,136

------------------------------------------------------------------------------------------------------------------------------------



FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009


RiverSource Disciplined Equity Fund

                                                NUMBER OF                                           UNREALIZED
                                                CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                          LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                      184           $37,835,000      March 2009        $(2,208,635)


RiverSource Large Cap Equity Fund

                                                NUMBER OF                                           UNREALIZED
                                                CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                          LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index                            234           $10,356,840      March 2009        $  (124,593)
S&P 500 Index                                      285            58,603,125      March 2009         (7,248,513)
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $(7,373,106)

----------------------------------------------------------------------------------------------------------------




NOTES TO COMBINED PORTFOLIO OF INVESTMENTS


    (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

    (B) Non-income producing.

    (C) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 1.9% of net assets.

    (D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $2,109,750 or 0.1% of net assets.

    (E) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                                                                         VALUE AS A             VALUE AS A
                                                                                       PERCENTAGE OF          PERCENTAGE OF
                                                                                  RIVERSOURCE DISCIPLINED   RIVERSOURCE LARGE
                                                ACQUISITION                             EQUITY FUND          CAP EQUITY FUND
     SECURITY                                      DATES               COST              NET ASSETS             NET ASSETS
     ------------------------------------------------------------------------------------------------------------------------
     Apollo Management LP*                08-02-07 thru 09-30-08   $ 30,730,942              --                    0.10%
     Virgin Media                         07-26-07 thru 08-06-08    101,975,398              --                    1.28%
                                             VALUE AS A       VALUE AS A
                                           PERCENTAGE OF    PERCENTAGE OF
                                          SELIGMAN COMMON     PRO FORMA
                                             STOCK FUND        COMBINED
     SECURITY                                NET ASSETS       NET ASSETS
     --------------------------------------------------------------------
     Apollo Management LP*                       --              0.05%
     Virgin Media                                --              0.66%


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

    (F) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

    (G) At Jan. 31, 2009, investments in securities included securities valued at $31,228,992 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

    (H) Affiliated Money Market Fund -- See Note 6 and/or 7 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

    (I) At Jan. 31, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                       RIVERSOURCE
                                                                                                       DISCIPLINED
                                                     RIVERSOURCE       RIVERSOURCE      SELIGMAN       EQUITY FUND
                                                     DISCIPLINED        LARGE CAP     COMMON STOCK      PRO FORMA
                                                     EQUITY FUND       EQUITY FUND        FUND           COMBINED
Cost of securities for federal income tax
  purposes:                                        $ 3,267,681,000   $2,961,456,000   $118,220,000   $ 6,347,357,000
Unrealized appreciation                            $    19,778,000   $   44,376,000   $  1,813,000   $    65,967,000
Unrealized depreciation                             (1,253,094,000)    (676,724,000)   (29,724,000)   (1,959,542,000)
--------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                        $(1,233,316,000)  $ (632,348,000)  $(27,911,000)  $(1,893,575,000)
--------------------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a)  Articles of Incorporation, as amended November 10, 1988, filed as
        Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(b) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(c) Articles of Amendment, dated November 14, 2002, filed electronically on or about March 5, 2003 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 74 Registration Statement No. 2-38355, are incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about Sept. 27, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 are incorporated by reference.

(1)(e) Certificate of Designation, dated Nov. 28, 2006, filed electronically on or about Sept. 26, 2007 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-38355 is incorporated by reference.

(2) By-laws, as amended April 13, 2006, filed electronically on or about Sept. 25, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-38355 are incorporated by reference.

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)     Not applicable.

(6) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Sept. 27, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 is incorporated by reference.

(7)(a) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(7)(b) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(7)(c) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(d) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(9) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(b) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Nov. 12, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(c) Rule 18f - 3(d) Plan, amended and restated as of Nov. 12, 2008, filed electronically on or about March 27, 2009 as Exhibit (n) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith as Exhibit (11).

(12)    Tax opinion to be filed by Amendment.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Feb. 27, 2009 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(b) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit
        (h)(3) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit (h)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(d) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Group of Funds filed electronically on or about Feb. 27, 2009 as Exhibit
        (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(e) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) and the Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 is filed electronically herewith as Exhibit (14)(a).

(14)(b) Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP), dated April 13, 2009 is filed electronically herewith as Exhibit
        (14)(b).

(15)    Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157525 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series

        Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(17)(d) Prospectus, dated May 1, 2008, for Seligman Common Stock Fund, Inc. is filed electronically herewith as Exhibit (17)(d).

(17)(e) Statement of Additional Information, dated April 1, 2009, for RiverSource Disciplined Equity Fund and RiverSource Large Cap Equity Fund is filed electronically herewith as Exhibit (17)(e).

(17)(f) Prospectus, dated Sept. 29, 2008, for RiverSource Disciplined Equity Fund is filed electronically herewith as Exhibit (17)(f).

(17)(g) Statement of Additional Information, dated May 1, 2008, for Seligman Common Stock Fund, Inc. is filed electronically herewith as Exhibit
        (17)(g).

(17)(h) Prospectus, dated Sept. 29, 2008, for RiverSource Large Cap Equity Fund is filed electronically herewith as Exhibit (17)(h).

(17)(i) Annual Report for the period ended December 31, 2008 for RiverSource Common Stock Fund, Inc. is filed electronically herewith as Exhibit
        (17)(i).

(17)(j) Annual Report for the period ended July 31, 2008 for RiverSource Large Cap Equity Fund is filed electronically herewith as Exhibit (17)(j).

(17)(k) Annual Report for the period ended July 31, 2008 for RiverSource Disciplined Equity Fund is filed electronically herewith as Exhibit
        (17)(k).

(17)(l) Semiannual Report for the period ended January 31, 2009 for RiverSource Large Cap Equity Fund is filed electronically herewith as Exhibit
        (17)(l).

(17)(m) Semiannual Report for the period ended January 31, 2009 for RiverSource Disciplined Equity Fund is filed electronically herewith as Exhibit
        (17)(m).

(17)(n) Supplement, dated April 3, 2009, to the Seligman Common Stock Fund, Inc. prospectus, dated May 1, 2008, is filed electronically herewith as Exhibit (17)(n).

(17)(o) Supplement, dated April 3, 2009, to the RiverSource Large Cap Equity Fund prospectus, dated Sept. 29, 2008, is filed electronically herewith as Exhibit (17)(o).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time following the reorganization.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 14th day of April, 2009.

RIVERSOURCE LARGE CAP SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of April, 2009.

Signature                                    Capacity
---------                               ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157525, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(11) Opinion and consent of counsel as to the legality of the securities being registered.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009.

(14)(b) Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP), dated April 13, 2009.

(17)(d) Prospectus, dated May 1, 2008, for Seligman Common Stock Fund, Inc.

(17)(e) Statement of Additional Information, dated April 1, 2009, for RiverSource Disciplined Equity Fund and RiverSource Large Cap Equity Fund.

(17)(f) Prospectus, dated Sept. 29, 2008, for RiverSource Disciplined Equity
        Fund.

(17)(g) Statement of Additional Information, dated May 1, 2008, for Seligman Common Stock Fund, Inc.

(17)(h) Prospectus, dated Sept. 29, 2008, for RiverSource Large Cap Equity Fund.

(17)(i) Annual Report for the period ended December 31, 2008 for RiverSource Common Stock Fund, Inc.

(17)(j) Annual Report for the period ended July 31, 2008 for RiverSource Large Cap Equity Fund.

(17)(k) Annual Report for the period ended July 31, 2008 for RiverSource Disciplined Equity Fund.

(17)(l) Semiannual Report for the period ended January 31, 2009 for RiverSource Large Cap Equity Fund.

(17)(m) Semiannual Report for the period ended January 31, 2009 for RiverSource Disciplined Equity Fund.

(17)(n) Supplement, dated April 3, 2009, to the Seligman Common Stock Fund, Inc. prospectus, dated May 1, 2008.

(17)(o) Supplement, dated April 3, 2009, to the RiverSource Large Cap Equity Fund prospectus, dated Sept. 29, 2008.